As filed with the Securities and Exchange Commission on April 29, 2005


                      Registration No. 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 16 (X)


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 33 (X)


                        (Check appropriate box or boxes.)

                       VARIABLE ANNUITY -1 SERIES ACCOUNT
                           (Exact Name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                Jorden Burt, LLP
                      1025 Thomas Jefferson Street, N.W. Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):


___     Immediately upon filing pursuant to paragraph (b) of Rule 485
_X_     On May 1, 2005, pursuant to paragraph (b) of Rule 485
___     60 days after filing pursuant to paragraph (a)(1) of Rule 485
___     On ___________, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.


                                     Part A
                      Information required in a prospectus

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                   The date of this prospectus is May 2, 2005.
                          SCHWAB SIGNATURE(TM) ANNUITY
                       A flexible premium variable annuity

                                    Issued by
                   Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Signature Annuity (the "Contract")--a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company ("we, us, Great-West or GWL&A") presently issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as "Contract" throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. ("Schwab"); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.


How to Invest
We refer to amounts you invest in the Contract as "Contributions." The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is:
o       $500 per Contribution; or
o       $100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab Signature Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

o       AIM V.I. High Yield Fund - Series I shares*
o       AIM V.I. Technology Fund - Series I shares
o       Alger American Balanced Portfolio - Class O Shares
o       Alger American Growth Portfolio - Class O Shares
o       Alger American MidCap Growth Portfolio - Class O Shares
o       AllianceBernstein VPS Growth & Income Portfolio - Class A Shares
o       AllianceBernstein VPS Growth Portfolio - Class A Shares
o       AllianceBernstein VPS Real Estate Investment Portfolio - Class A Shares
o       AllianceBernstein VPS Utility Income Portfolio - Class A Shares
o       AllianceBernstein VPS Worldwide Privatization - Class A Shares
o       American Century VP Balanced Fund - Original Class Shares
o       American Century VP Income & Growth Fund - Original Class Shares
o       American Century VP International Fund - Original Class Shares
o       American Century VP Value Fund - Original Class Shares
o       Baron Capital Asset Fund: Insurance Shares
o       Delaware VIP Growth Opportunities Series
o       Delaware VIP Small Cap Value Series - Standard Class
o       Dreyfus GVIT Mid Cap Index Fund-Class II Shares
o       Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares
o       Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o       Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o       Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares*
o       Federated Fund for U.S. Government Securities II
o       Federated International Equity Fund II
o       JPMorgan Small Company Portfolio
o       Janus Aspen Series Balanced Portfolio - Institutional Shares
o       Janus Aspen Series Flexible Bond Portfolio - Institutional Shares (formerly Flexible
        Income)
o       Janus Aspen Series Growth and Income Portfolio -Institutional Shares
o       Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares*
o       Liberty Ridge Large Cap Growth Portfolio (formerly PBHG Large Cap Growth Portfolio)
o       Oppenheimer Global Securities Fund/VA
o       Oppenheimer International Growth Fund/VA
o       PIMCO VIT High Yield Portfolio
o       PIMCO VIT Low Duration Portfolio
o       PIMCO VIT Total Return Portfolio
o       Pioneer Fund (formerly SAFECO RST Core Equity Portfolio)
o       Pioneer Small Cap Value Fund (formerly SAFECO RST Small-Cap Value Portfolio )
o       Schwab MarketTrack Growth Portfolio II(TM)
o       Schwab Money Market Portfolio(TM)
o       Schwab S&P 500 Index Portfolio (formerly Schwab S&P 500 Portfolio)
o       Scudder Variable Series I Capital Growth Portfolio - Class A Shares
o       Scudder Variable Series II Blue Chip Portfolio - Class A Shares
o       Scudder Variable Series II Large Cap Value Portfolio - Class A Shares
o       Scudder Variable Series II Small Cap Growth Portfolio - Class A Shares
o       Scudder Variable Series II SVS Dreman High Return Equity Portfolio  - Class A Shares
o       Scudder VIT EAFE(R) Equity Index Fund  - Class A Shares (until July 25, 2005, when this

        Sub-Account will be liquidated)

o       Scudder VIT Small Cap Index Fund  - Class A Shares
o       Van Kampen LIT Comstock - Class I Shares
o       Van Kampen LIT Growth & Income - Class I Shares
o       Wells Fargo Advantage Discovery Fund -  Class VT Shares (formerly the Strong MidCap Growth
        Fund II)
o       Wells Fargo Advantage Opportunity Fund -  Class VT Shares (formerly the Strong Opportunity
        Fund II - Investor Class)

* Effective April 29, 2005, new Contributions and Transfers into the SubAccounts of these Portfolios were closed.


Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab Signature Annuity.


Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement policies), during which time you may cancel your Contract as described in more detail on this prospectus.

Payout Options

The Schwab Signature Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.


For account information, please contact:


Schwab Insurance Services
101 Montgomery Street
San Francisco, California 94104

    Via Internet:
    www.schwab.com
    For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com


This Prospectus presents important information you should review before purchasing the Schwab Signature Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2005 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may obtain a copy without charge by contacting Schwab Insurance Services at the above address or phone number. Or, you can obtain it by visiting the SEC's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.



This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.


                                        2



Table of Contents
--------------------------------------------------------------------------------




Definitions....................................4

Summary........................................6
  How to Contact Schwab........................6

Fee Table......................................7

Example........................................8

Condensed Financial Information................9

Great-West Life & Annuity Insurance
Company........................................9

The Series Account.............................9

The Portfolios.................................9
  Meeting Investment Objectives...............16
  Where to Find More Information About the
  Portfolios..................................16
  Addition, Deletion or Substitution..........16

Application and Initial Contributions.........17

Right of Cancellation Period..................17

Subsequent Contributions .....................17

Annuity Account Value.........................18

Transfers.....................................18
  Market Timing & Excessive Trading...........19
  Automatic Customer Transfers................20

Cash Withdrawals..............................22
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................22
  Tax Consequences of Withdrawals.............22

Telephone and Internet Transactions...........22

Death Benefit.................................23
  Beneficiary.................................24
  Distribution of Death Benefit...............24


Charges and Deductions........................25
  Mortality and Expense Risk Charge...........25
   Expenses of the Portfolios.................26
   Premium Tax................................26
   Other Taxes................................26

Payout Options................................26
   Periodic Withdrawals.......................26
   Annuity Payouts ...........................27

Seek Tax Advice...............................29

Federal Tax Matters...........................29
   Taxation of Annuities......................29

Assignments or Pledges .......................31

Distribution of the Contracts.................31

Voting Rights ................................31

Rights Reserved by Great-West.................31

Legal Proceedings.............................32

Legal Matters.................................32


Independent Registered Public Accounting Firm.32

Available Information.........................32


Appendix A - Condensed Financial
Information..................................A-1

Appendix B--Net Investment Factor............B-1

Appendix C - Expenses of Each Sub-Account's
Underlying Portfolio.........................C-1

                                       3

Definitions
1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the "Primary Annuitant." Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan--A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary--The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------

Schwab Signature Annuity Structure

        Your Annuity Account
               |
           Series Account
    Contains the money you contribute
    to variable investment options
    (the Sub-Accounts).
               |
           Sub-Accounts
    Shares of the Portfolios are held
    in Sub-Accounts.  There is one
    Sub-Account for each Portfolio.
               |
              Portfolios


Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by GWL&A or at another time of GWL&A's choosing.

Proportional Withdrawals--A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made.

                                       4

Proportional Withdrawals, continued--For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued after April 30, 2004.

Request--Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by GWL&A before it was processed.


Schwab Insurance Services--101 Montgomery Street, San Francisco, CA 94104. The toll-free telephone number is 1-800-838-0650.


Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Series Account is also referred to as the separate account.

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value --Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s).


                                       5

Summary

The Schwab Signature Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab Signature Annuity through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.


--------------------------------------------------------------------------------
How to contact Schwab Insurance Services:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schwab Insurance Services
--------------------------------------------------------------------------------

101 Montgomery Street
San Francisco, CA 94104

800-838-0650
Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "Right of Cancellation period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 23.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.


This summary highlights some of the more significant aspects of the Schwab Signature Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.


                                        6

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments):     None

Maximum Surrender Charge
(as a percentage of purchase payments):     None

Maximum Transfer Charge:                    $25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge          None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:  0.85%*

Distribution Charge:                        None

Total Series Account Annual Expenses:       0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


Total Annual Portfolio Operating Expenses                 MinimumMaximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or

service] (12b-1) fees, and other expenses)                   0.31%      1.87%(1)


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------
1 The expenses shown do not reflect any fee waiver or expense reimbursement.


The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.66%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

                                       7

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract, annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:


        1 year        3 years       5 years        10 years
        $261          $843          $1,511         $3,628


This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this prospectus.

                                       8


Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Statement of Additional Information.


Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On July 10, 2003, Great-West acquired Canada Life Financial Corporation. Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States, and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under those Contracts and other products are, however, our general corporate obligations.


The Series Account is divided into 51 Sub-Accounts, 47 of which are currently available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:
o       holds its assets separately from the assets of the other Portfolios,
o       has its own distinct investment objectives and policies, and
o       operates as a separate investment fund.

                                       9

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Funds Trust--advised by AIM Advisors, Inc., Houston,
Texas.

AIM V.I. High Yield Fund-Series I shares seeks to achieve a high level of current income and normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."". In complying with this 80% investment requirement, the fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities.


Effective April 29, 2005, new Contributions and Transfers into the SubAccount of this Portfolio were closed.


AIM V.I. Technology Fund-Series I shares seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets are not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.

Alger American Balanced Portfolio-Class O Shares seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on mid-sized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

AllianceBernstein Variable Products Series Fund, Inc.--advised by Alliance Capital Management, L.P., New York, New York.

AllianceBernstein VP Growth & Income Portfolio-Class A Shares seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income and convertible securities and in securities of foreign issuers.

AllianceBernstein VP Growth Portfolio-Class A Shares seeks to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may also invest up to 25% of its total assets in lower-rated fixed-income securities and convertible bonds, and generally up to 20% of its total assets in foreign securities.

AllianceBernstein VP Real Estate Investment Portfolio-Class A Shares seeks an investment objective of total returns from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of real estate investment trusts or "REITs" and other real estate industry companies. The Portfolio invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Portfolio may invest up to 20% of its net assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein VP Utility Income Portfolio-Class A Shares investment objective is to seek current income and capital preservation by investing primarily in equity and fixed income securities of companies in the utilities industry. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.


AllianceBernstein VPS Worldwide Privatization Portfolio - Class A Shares seeks long-term capital appreciation. As a fundamental policy, the Portfolio invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization. However, under normal circumstances, the Portfolio will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.


American Century Variable Portfolios, Inc.--advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund-Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund-Original Class Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies.


American Century VP International Fund-Original Class Shares seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries. INTERNATIONAL INVESTING INVOLVES SPECIAL RISKS INCLUDING CURRENCY FLUCTUATION AND POLITICAL INSTABILITY.


American Century VP Value Fund-Original Class Shares seeks long-term capital growth. Income is a secondary objective. The fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust--advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with a market capitalization of under $2.5 billion and medium sized companies with a market value of $2.5 billion.


Delaware VIP Trust-- The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series-- seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Series' investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. The Series may also invest in securities that are convertible into common stocks. In selecting stocks for the Series, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.


Delaware VIP Small Cap Value Series- Standard Class seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies. For the purposes of this Series, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward, are investment considerations for the Series.


Gartmore Variable Insurance Trust--advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.

Dreyfus GVIT Mid Cap Index Fund-Class II Shares seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.

Dreyfus Investment Portfolios--advised by The Dreyfus Corporation of New York, New York.


Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.


Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the portfolio invests in common stocks. The portfolio focuses on "blue-chip" companies with total market values of more than $5 billion at the time of purchase including multinational companies. Fayez Sarofim & Co. is the sub-advisor to this Portfolio and, as such, provides day-to-day management.


Dreyfus Variable Investment Fund Growth and Income Portfolio-Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks of domestic and foreign issuers.


Dreyfus Variable Investment Fund Developing Leaders Portfolio-Initial Shares seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests small companies with total market capitalizations of less than $2 billion at the time of purchase.

Effective April 29, 2005, new Contributions and Transfers into the SubAccount of this Portfolio were closed.

Federated Insurance Series--advised by advised by Federated Equity Management Company of Pennsylvania.


Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies.

Federated Insurance Series--advised by Federated Global Investment Management Corp. of New York, New York.

Federated International Equity Fund II seeks to obtain a total return on its assets by investing primarily in equity securities of companies based outside the United States.

J.P. Morgan Series Trust II--advised by J.P. Morgan Investment Management Inc. of New York, New York.


JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks. The Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000(R) Index securities at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the Portfolio's weightings are similar to those of the Russell 2000(R) Index. The Portfolio can moderately underweight or over weight sectors when it believes it will benefit performance.


Janus Aspen Series--advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.


Janus Aspen Series Flexible Bond Portfolio - Institutional Shares (formerly Flexible Income) seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities with a dollar-weighted maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.


Janus Aspen Series Growth and Income Portfolio-Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may invest in fewer than five countries or even a single country.


Effective April 29, 2005, new Contributions and Transfers into the SubAccount of this Portfolio were closed.


Oppenheimer Variable Account Funds--advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.


Oppenheimer International Growth Fund/VA seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund currently invests mainly in common stocks of foreign growth companies listed on foreign stock exchanges. They can include both smaller, less-well-known companies and larger, more established companies that the portfolio manager believes have favorable prospects for capital growth relative to the market. The Fund does not limit its investments to issuers within a specific market capitalization range. Although the Fund currently has an emphasis on mid-size companies, the Fund's emphasis may change over time. It can invest up to 25% of its total assets in emerging markets and can invest without limit in developed markets throughout the world. The Fund may increase the relative emphasis of its investments in one or more industries, countries, or regions from time to time, such as Europe or Asia, for example. The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features. The Fund can invest up to 20% of its total assets in debt securities when the portfolio manager believes that it is appropriate to do so in order to seek the Fund's objective. The Fund typically does not invest in debt securities to a significant degree. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risk.


Insurance Series Fund--advised by Pilgrim Baxter & Associates, Ltd., of Wayne, Pennsylvania.


Liberty Ridge Large Cap Growth Portfolio (formerly PBHG Large Cap Growth Portfolio) seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth, and capital appreciation potential.


PIMCO Variable Insurance Trust--advised by Pacific Investment Management Company LLC of Newport Beach, California.


PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high- yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio may invest up to 10% in high-yield, lower-rated securities, which generally involve greater risk to principal than investment in higher-rated securities. The Portfolio may use derivative instruments for hedging purposes or as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested. The Portfolio may invest up to 30% in non-U.S. securities, which include potentially higher risks due to non-U.S. currency fluctuations and political or economic uncertainty and may be enhanced when investing in emerging markets. The credit quality of the investment in the Portfolio does not apply to the stability or safety of the Portfolio.


Pioneer Investments, Inc.--advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund (formerly SAFECO RST Core Equity Portfolio) seeks long-term growth of capital and reasonable current income. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.

Pioneer Small Cap Value Fund (formerly SAFECO RST Small Cap Value Portfolio) seeks long-term growth of capital through investing primarily in small-sized companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion.

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II(TM) seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio(TM) seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.


Schwab S&P 500 Index Portfolio (formerly S&P 500 Portfolio) seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Scudder Variable Series I--advised by Deutsche Investment Management (Americas), Inc. of New York, New York.

Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index. In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management, and strong balance sheets.

Scudder Variable Series II--advised by Deutsche Investment Management (Americas), Inc. of New York, New York.


Scudder Variable Series II Blue Chip Portfolio - Class A Shares seeks growth of capital and of income. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers consider to be "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.

Scudder Variable Series II Large Cap Value Portfolio - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector.


Scudder Variable Series II Small Cap Growth Portfolio-Class A Shares seeks maximum appreciation of investors' capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.


Scudder Variable Series II SVS Dreman High Return Equity Portfolio - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).

Scudder Investment VIT Funds-advised by Deutsche Asset Management (Americas), N.A. of New

York, New York.


Scudder VIT EAFE(R) Equity Index Fund-Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the MSCI EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the MSCI EAFE(R) Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the MSCI EAFE(R) Index.


The Board of Trustees of the Scudder Investments VIT Funds voted to liquidate and terminate the EAFE Equity Index Fund effective July 25, 2005 ("Closing Date"). Accordingly, the EAFE Equity Index Fund will redeem involuntarily any shares that are outstanding on the Closing Date. Owners may Transfer without incurring a fee assets invested in this Sub-Account to another Sub-Account prior to July 25, 2005. On the Closing Date, GWL&A will transfer any amounts in the EAFE Equity Index Fund Sub-Account to the Schwab Money Market Portfolio(TM) Sub-Account.


Scudder VIT Small Cap Index Fund-Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index

Van Kampen Life Investment Trust -- advised by Van Kampen Asset Management, a wholly-owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies. The Portfolio's investment adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations.

Van Kampen LIT Growth & Income - Class I Shares seeks long-term growth of capital and income. The portfolio, under normal market conditions, achieves the investment objective by investing primarily in income- producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth and income. The Portfolio's investment adviser may focus on larger capitalization companies that it believes possess characteristics for improved valuation. The Portfolio's investment adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.


Wells Fargo Funds--advised by Wells Fargo Funds Management, LLC, an affiliate of Funds Management located in San Francisco, California.


Wells Fargo Advantage Discovery Fund-VT Class (formerly, the Strong Mid Cap Growth Fund II) seeks long-term capital appreciation. The Fund invests in securities of small- and medium-capitalization companies that management believes offer attractive opportunities for growth. The Fund defines small- and medium capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $513 million to $13.84 billion, as of June 30, 2004, and is expected to change frequently. The Fund selects securities through a combination of in-depth fundamental analysis of a company's financial reports and direct, on-site research during company visits. The Fund may invest in any economic sector, and at times may emphasize one or more particular sectors.

Wells Fargo Advantage Opportunity Fund-VT Class (formerly, the Strong Opportunity Fund II) seeks long-term capital appreciation. The Fund invests in equity securities of medium-capitalization companies that it believes are under-priced yet, have attractive growth prospects. The Fund bases its analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health, and growth potential. The Fund determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from Schwab Insurance Services. You may also visit www.schwab.com/annuity or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers).

The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab Signature Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab Signature Annuity has a cash value of at least $5,000.


Initial contributions made by check should be sent to Annuity Administration, Dept 0942, Denver, CO 80256-0942.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period
During the Right of Cancellation period (ten-days or longer where required by law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows: o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

o After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of: (a) Contributions received, or (b) the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Administration Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. Eastern time. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. Eastern time on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

o       net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o       minus the daily mortality and expense risk charge, and
o       minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, by sending a Request to Schwab Insurance Services, through the Internet at www.schwab.com/annuity or, for clients of investment managers who are Schwab Alliance customers, at www.schwaballiance.com.

Your Request must specify:
o       the amounts being Transferred,
o       the Sub-Account(s) from which the Transfer is to be made, and
o       the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. Eastern time. Any transfer request received after 4:00 p.m. Eastern time becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing & Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, Charles Schwab & Co. or the Company will contact the Owner via telephone and/or in writing to request that the Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail ("U.S. Mail Restriction"); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.


Please note that our market timing procedures are such that we do not impose trading restrictions unless or until the applicable underlying Portfolio first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.


We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. Owners should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.


You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the underlying Portfolios may not be able to detect potential market timing and/or excessive trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.


Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

--------------------------------------------------------------------------------
How dollar cost averaging works:

 -------- --------- -------- --------
 -------  ContributiUnits    Price
 Month              Purchasedper
                             unit
 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.               10       $25.00
          $250
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.       250     12         20.83
 -------- --------- -------- --------
 -------- --------- -------- --------
 Mar.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.       250     20         12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May        250     15         16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June       250     12         20.83
 -------- --------- -------- --------
 Average   market   value  per  unit
 $18.06
 Investor's  average  cost  per unit
 $16.85


 Stocks       75%
    Large Company 35%
    Small Company 20%
    International 20%


 Bonds        20%

 Cash          5%



In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
--------------------------------------------------------------------------------

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

--------------------------------------------------------------------------------
How Rebalancer works:
--------------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Stocks       60%
   Large Company 30%
   Small Company 15%
   International 15%


Bonds        30%

Cash         10%




Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:


Stocks       75%
   Large Company 35%
   Small Company 20%
   International 20%


Bonds        20%

Cash          5%


--------------------------------------------------------------------------------


Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions: o Your entire Annuity Account Value must be included.

o You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
o You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com/annuity, or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for contracts issued on or after April 30, 2004).

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:
o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.
o A partial withdrawal or a surrender will be effective upon the Transaction Date. Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service ("IRS"). .. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 29.

Telephone and Internet Transactions
You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those received after 4:00 p.m. Eastern time will be made on the next business day we and the New York Stock Exchange are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions; o providing written confirmation of the transaction; and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see "Distribution of Death Benefit" on page 23 of this Prospectus.

If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

For Contracts issued on or after April 30, 2004, if you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:

o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
o the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where a contract Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the contract Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the contract Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where a contract Owner contributed $100,000 which declined in value due to market losses to $50,000, and the contract owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

o the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

o       payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant's death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant's death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
o such distributions begin not later than one year after the Owner's date of death. If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

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Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.
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Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

o       Premium Tax, if applicable; and/or
o charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflects the values of the Sub-Accounts' respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. A description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the "Expenses of Each Sub-Account's Underlying Portfolio" in Appendix C to this prospectus.

Some of the Portfolios' investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. ("GWFS") is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.34% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.77% annually of the assets invested in the relevant Sub-Accounts.


Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options
During the Distribution Period, you can choose to receive payouts in three ways--through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

o    The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
o    A minimum withdrawal amount of at least $100;
o    The calendar day of the month on which withdrawals will be made; and
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights, except that no Contributions may be made.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o   Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero.
o    The Annuity Account Value is zero.
o    You request that withdrawals stop.
o    You purchase an annuity payout option.
o    The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page 22.

Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

--------------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner. Variable life annuity without guaranteed period--This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
--------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by
(b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:

o    no changes can be made in the payout option;
o    no additional Contributions will be accepted under the Contract; and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.
----------------------------------------------

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax advisor should be consulted for further information.

Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. . No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis ("Non-Qualified Contract"). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a "natural person" will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:
o The annuity Contract is acquired by the estate of a decedent. o The Contract is a qualified funding asset for a structured settlement. o The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.

Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o    Made on or after the date on which the Owner reaches age 59 1/2.
o    Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.
o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be "adequately diversified" in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

Distribution of the Contracts
GWFS is the principal underwriter and distributor of the Contracts. GWFS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of NASD. Its principal offices are located at 8525 East Orchard Road, Greenwood Village, Colorado, 80111.

Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day that a valuation date is deemed to have ended.
o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP. Independent Registered Public Accounting Firm The consolidated balance sheets for Great-West Life & Annuity Insurance Company as of December 31, 2004 and 2003 and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 2004, as well as the financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2004 and 2003, included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports which are included in the Statement of Additional Information and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


Available Information
You may request a free copy of the Statement of Additional Information. Please direct any oral, written, or electronic request for such documents to:


Schwab Insurance Services
101 Montgomery Street
San Francisco, California  94104

1-800-838-0650
Internet: www.schwab.com/annuity
For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com
The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o    general information;
o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
o    the calculation of annuity payouts;
o    postponement of payouts;
o    services;
o    withholding; and
o    financial statements.



                                     AGE 57
                                   APPENDIX A
                         Condensed Financial Information
                      Selected Data for Accumulation Units
           Outstanding Through Each Period for the Periods Ended December 31, 2004
----------------------------------------------- -------- -------- ------- --------

Portfolio (0.65)                                 2004     2003     2002    2001

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AIM V.I. HIGH YIELD

----------------------------------------------

Value at beginning of period
Value at end of period                           10.19    8.20     8.34    10.00
Number of  accumulation  units  Outstanding at   11.22    10.19    8.20    8.34
end of period                                   195,459  211,687  155,933 60,110

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AIM V.I. TECHNOLOGY
Value at beginning of period
Value at end of period                           5.48     3.81     7.19    10.00
Number of  accumulation  units  Outstanding at   5.70     5.48     3.81    7.19
end of period                                   92,750   87,469   50,271  35,530

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALGER AMERICAN BALANCED
Value at beginning of period
Value at end of period                           10.00    8.45     9.70    10.00
Number of  accumulation  units  Outstanding at   10.39    10.00    8.45    9.70
end of period                                   110,809  109,440  53,444  10,478

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALGER AMERICAN GROWTH
Value at beginning of period
Value at end of period                           7.95     5.92     8.90    10.00
Number of  accumulation  units  Outstanding at   8.34     7.95     5.92    8.90
end of period                                   191,268  198,997  147,192 110,022

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period
Value at end of period                           12.01    10.00
Number of accumulation units Outstanding at      13.49    12.01
end of period                                   89,777   64,304

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS GROWTH & INCOME
Value at beginning of period
Value at end of period                           9.57     7.27     9.39    10.00
Number of  accumulation  units  Outstanding at   10.60    9.57     7.27    9.39
end of period                                   480,706  326,171  240,038 98,944

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS GROWTH
Value at beginning of period
Value at end of period                           8.23     6.13     8.58    10.00
Number of  accumulation  units  Outstanding at   9.38     8.23     6.13    8.58
end of period                                   98,192   45,080   8,011    3,673

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period
Value at end of period                           15.59    11.27   11.05    10.00
Number of  accumulation  units  Outstanding at   21.01    15.59   11.27    11.05
end of period                                   352,239  232,851  218,785 48,102

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS UTILITY INCOME
Value at beginning of period
Value at end of period                           12.72    10.68   10.00
Number of  accumulation  units  Outstanding at   15.71    12.72   10.68
end of period                                   87,579   17,023    360

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VP BALANCED
Value at beginning of period
Value at end of period                           10.75    10.00
Number of  accumulation  units  Outstanding at   11.72    10.75
end of period                                   69,291   18,397

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VPS INCOME & GROWTH IV
Value at beginning of period
Value at end of period                           9.64     7.50     9.36    10.00
Number of  accumulation  units  Outstanding at   10.82    9.64     7.50    9.36
end of period                                   243,033  108,794  35,723   3,158

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VPS INTERNATIONAL
Value at beginning of period
Value at end of period                           8.10     6.55     8.27    10.00
Number of  accumulation  units  Outstanding at   9.25     8.10     6.55    8.27
end of period                                   245,812  189,050  111,688 76,030

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VPS VALUE
Value at beginning of period
Value at end of period                           11.52    10.00
Number of  accumulation  units  Outstanding at   13.08    11.52
end of period                                   144,996  27,978

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

BARON CAPITAL ASSET
Value at beginning of period
Value at end of period                           11.69    10.00
Number of  accumulation  units  Outstanding at   14.59    11.69
end of period                                   182,068  17,381

----------------------------------------------- -------- -------- ------- --------





-------------------------------------------------- -------- ------- -------- --------

PORTFOLIO (0.65)                                    2004     2003    2002     2001

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

DELAWARE VIP SMALL CAP VALUE
Value at beginning of period
Value at end of period                              14.15   10.03    10.71    10.00
Number of accumulation  units  Outstanding at end   17.08   14.15    10.03    10.71
of period                                          394,682  249,520 173,852  58,778

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

DREYFUS MIDCAP STOCK
Value at beginning of period
Value at end of period                              11.64   10.00
Number of accumulation  units  Outstanding at end   13.24   11.64
of period                                          27,877   12,740

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

DREYFUS VIF APPRECIATION
Value at beginning of period
Value at end of period                              10.00
Number of accumulation  units  Outstanding at end   10.26
of period                                           1,164

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period
Value at end of period                              10.29    7.87    9.79     10.00
Number of accumulation  units  Outstanding at end   11.39   10.29    7.87     9.79
of period                                          95,104   103,251 99,056   46,287

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

DREYFUS VIF GROWTH & INCOME
Value at beginning of period
Value at end of period                              8.70     6.92    9.33     10.00
Number of accumulation  units  Outstanding at end   9.29     8.70    6.92     9.33
of period                                          67,786   68,659  49,093   10,283

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period
Value at end of period                              10.87   10.69    10.00
Number of accumulation  units  Outstanding at end   11.19   10.87    10.69
of period                                          497,189  412,149 396,638

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period
Value at end of period                              7.91     6.03    7.86     10.00
Number of accumulation  units  Outstanding at end   8.96     7.91    6.03     7.86
of period                                          121,960  69,817  14,363      2

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

DREYFUS GVIT MIDCAP INDEX II
Value at beginning of period
Value at end of period                              11.90   10.00
Number of accumulation  units  Outstanding at end   13.66   11.90
of period                                          160,964  51,182

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

JANUS ASPEN SERIES BALANCED
Value at beginning of period
Value at end of period                              10.52   10.00
Number of accumulation units Outstanding at end     11.34   10.52
of period                                          43,902   4,320

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

JANUS ASPEN FLEXIBLE BOND SERIES (FORMERLY
FLEXIBLE INCOME)
Value at beginning of period
Value at end of period                              12.08   11.43    10.41    10.00
Number of accumulation  units  Outstanding at end   12.48   12.08    11.43    10.41
of period                                          426,085  393,593 466,619  229,005

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

JANUS ASPEN SERIES GROWTH & INCOME
Value at beginning of period
Value at end of period                              6.94     5.53    8.38     10.00
Number of accumulation  units  Outstanding at end   7.72     6.94    5.53     8.38
of period                                          119,647  42,844  23,980   14,808

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period
Value at end of period                              7.72     6.27    8.47     10.00
Number of accumulation  units  Outstanding at end   8.04     7.72    6.27     8.47
of period                                          105,638  175,709 120,211  99,987

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

JPMORGAN SMALL COMPANY
Value at beginning of period
Value at end of period                              10.30    7.62    9.79     10.00
Number of accumulation  units  Outstanding at end   13.01   10.30    7.62     9.79
of period                                          121,181  158,324 75,297   73,404

-------------------------------------------------- -------- ------- -------- --------
-------------------------------------------------- -------- ------- -------- --------

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period
Value at end of period                              10.42    7.33    9.48     10.00
Number of accumulation  units  Outstanding at end   12.34   10.42    7.33     9.48
of period                                          456,727  207,129 101,358  28,571

-------------------------------------------------- -------- ------- -------- --------

---------------------------------------------- --------- --------- --------- ---------

PORTFOLIO (0.65)                                 2004      2003      2002      2001

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

LIBERTY RIDGE LARGE CAP GROWTH PORTFOLIO
(FORMERLY PBHG INSURANCE SERIES LARGE CAP
GROWTH)
Value at beginning of period
Value at end of period                           7.73      5.93      8.45     10.00
Number of accumulation  units  Outstanding at    8.37      7.73      5.93      8.45
end of period                                  124,879    76,534    41,765    29,271

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

PIMCO VIT HIGH YIELD
Value at beginning of period
Value at end of period                          13.25     10.85     10.00
Number of accumulation  units  Outstanding at   14.42     13.25     10.85
end of period                                  313,009   235,769    18,423

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

PIMCO VIT LOW DURATION
Value at beginning of period
Value at end of period                           9.93     10.00
Number of accumulation units Outstanding at     10.04      9.93
end of period                                  757,116   287,572

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

PIONEER VCT [FORMERLY SAFECO RST CORE EQUITY]
Value at beginning of period
Value at end of period                           8.62      6.95      9.45     10.00
Number of accumulation  units  Outstanding at    9.22      8.62      6.95      9.45
end of period                                   29,900    20,595    4,202      429

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

PIONEER SMALL CAP VALUE II VCT [FORMERLY
SAFECO SMALL CAP VALUE]
Value at beginning of period
Value at end of period                          12.19     10.00
Number of accumulation units Outstanding at     14.82     12.19
end of period                                  163,561    19,606

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

SCHWAB MARKETTRACK GROWTH II
Value at beginning of period
Value at end of period                          10.03      7.95      9.47     10.00
Number of accumulation  units  Outstanding at   11.12     10.03      7.95      9.47
end of period                                  213,302   169,578    89,844    64,405

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

SCHWAB MONEY MARKET
Value at beginning of period
Value at end of period                          10.23     10.22     10.15     10.00
Number of accumulation  units  Outstanding at   10.25     10.23     10.22     10.15
end of period                                  2,130,238 2,208,675 3,373,801 1,500,043

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

SCHWAB S&P 500 INDEX [FORMERLY SCHWAB S&P
500]
Value at beginning of period
Value at end of period                           9.06      7.11      9.23     10.00
Number of accumulation  units  Outstanding at    9.95      9.06      7.11      9.23
end of period                                  2,177,686 1,389,111 769,309   428,098

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

SCUDDER SVL CAPITAL GROWTH
Value at beginning of period
Value at end of period                           7.76      6.15      8.75     10.00
Number of accumulation  units  Outstanding at    8.32      7.76      6.15      8.75
end of period                                   71,284    51,873    28,641    13,756

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

SCUDDER SVS II SMALL CAP GROWTH
Value at beginning of period
Value at end of period                           7.49      5.67      8.57     10.00
Number of accumulation  units  Outstanding at    8.26      7.49      5.67      8.57
end of period                                   49,295    49,656    16,037    12,369

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

SCUDDER VIT EAFE(R) EQUITY INDEX
Value at beginning of period
Value at end of period                           8.48      6.40      8.21     10.00
Number of accumulation  units  Outstanding at   10.03      8.48      6.40      8.21
end of period                                  326,629   193,131   147,774    24,035

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

SCUDDER VIT SMALL CAP INDEX
Value at beginning of period
Value at end of period                          11.60      7.98     10.11     10.00
Number of accumulation  units  Outstanding at   13.57     11.60      7.98     10.11
end of period                                  198,752   144,944    82,187    36,498

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

WELLS FARGO ADVANTAGE DISCOVERY (VT)
[FORMERLY STRONG VIF MID CAP GROWTH II]
Value at beginning of period
Value at end of period                           6.65      4.98      8.03     10.00
Number of accumulation  units  Outstanding at    7.87      6.65      4.98      8.03
end of period                                   87,046    92,408    77,343    27,603

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

WELLS FARGO ADVANTAGE OPPORTUNITY (VT)
[FORMERLY STRONG VIF OPPORUTUNITY II]
Value at beginning of period
Value at end of period                           9.41      6.91      9.50     10.00
Number of accumulation  units  Outstanding at   11.05      9.41      6.91      9.50
end of period                                  153,430   174,504   167,207   113,694

---------------------------------------------- --------- --------- --------- ---------
---------------------------------------------- --------- --------- --------- ---------

BERGER IPT- SMALL COMPANY GROWTH
Value at beginning of period
Value at end of period                           ----      ----      8.00     10.00
Number of accumulation  units  Outstanding at    ----      ----      4.03      8.00
end of period                                    ----      ----    103,834    82,084

---------------------------------------------- --------- --------- --------- ---------
----------------------------------------------- -------- -------- ------- --------

PORTFOLIO (0.70)                                 2004     2003     2002    2001

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AIM V.I. HIGH YIELD
Value at beginning of period
Value at end of period                           10.17    8.19     8.36    10.00
Number of  accumulation  units  Outstanding at   11.20    10.17    8.19    8.36
end of period                                   74,732   96,851   61,147  35,883

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AIM V.I. TECHNOLOGY
Value at beginning of period
Value at end of period                           5.48     3.79     7.19    10.00
Number of  accumulation  units  Outstanding at   5.69     5.48     3.79    7.19
end of period                                   126,127  130,598  17,597   8,092

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALGER AMERICAN BALANCED
Value at beginning of period
Value at end of period                           9.98     8.45     9.70    10.00
Number of  accumulation  units  Outstanding at   10.37    9.98     8.45    9.70
end of period                                   269,868  307,918  169,538 44,719

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALGER AMERICAN GROWTH
Value at beginning of period
Value at end of period                           7.94     5.92     8.89    10.00
Number of  accumulation  units  Outstanding at   8.32     7.94     5.92    8.89
end of period                                   252,765  263,150  137,994 53,244

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period
Value at end of period                           12.01    10.00
Number of accumulation units Outstanding at      13.48    12.01
end of period                                   56,300   70,403

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS GROWTH & INCOME
Value at beginning of period
Value at end of period                           9.56     7.26     9.38    10.00
Number of  accumulation  units  Outstanding at   10.58    9.56     7.26    9.38
end of period                                   484,141  439,663  215,640 74,454

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS GROWTH
Value at beginning of period
Value at end of period                           8.21     6.12     8.58    10.00
Number of  accumulation  units  Outstanding at   9.36     8.21     6.12    8.58
end of period                                   127,537  71,698   33,931  11,322

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period
Value at end of period                           15.57    11.26   11.05    10.00
Number of  accumulation  units  Outstanding at   20.97    15.57   11.26    11.05
end of period                                   215,232  244,925  111,891 16,327

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

ALLIANCE BERNSTEIN VPS UTILITY INCOME
Value at beginning of period
Value at end of period                           12.71    10.68   10.00
Number of  accumulation  units  Outstanding at   15.70    12.71   10.68
end of period                                   52,056   35,164   5,853

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VP BALANCED
Value at beginning of period
Value at end of period                           10.74    10.00
Number of  accumulation  units  Outstanding at   11.71    10.74
end of period                                   36,909   17,320

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VP INCOME & GROWTH IV
Value at beginning of period
Value at end of period                           9.62     7.49     9.36    10.00
Number of  accumulation  units  Outstanding at   10.80    9.62     7.49    9.36
end of period                                   135,993  140,734  46,045   5,696

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period
Value at end of period                           8.09     6.54     8.27    10.00
Number of  accumulation  units  Outstanding at   9.23     8.09     6.54    8.27
end of period                                   209,195  191,289  84,012  27,288

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

AMERICAN CENTURY VP VALUE
Value at beginning of period
Value at end of period                           11.51    10.00
Number of  accumulation  units  Outstanding at   13.07    11.51
end of period                                   79,721   73,547

----------------------------------------------- -------- -------- ------- --------
----------------------------------------------- -------- -------- ------- --------

BARON CAPITAL ASSET
Value at beginning of period
Value at end of period                           11.69    10.00
Number of  accumulation  units  Outstanding at   14.58    11.69
end of period                                   88,845   20,363

----------------------------------------------- -------- -------- ------- --------





-------------------------------------------------- --------- --------- --------- --------

PORTFOLIO (0.70)                                     2004      2003      2002     2001

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

DELAWARE VIP SMALL CAP VALUE
Value at beginning of period
Value at end of period                              14.13     10.02     10.70     10.00
Number of accumulation  units  Outstanding at end   17.05     14.13     10.02     10.70
of period                                          444,074   470,103   247,190   28,758

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

DREYFUS MIDCAP STOCK
Value at beginning of period
Value at end of period                              11.64     10.00
Number of accumulation  units  Outstanding at end   13.23     11.64
of period                                           34,564    8,868

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period
Value at end of period                              10.26      7.85      9.77     10.00
Number of accumulation  units  Outstanding at end   11.34     10.26      7.85     9.77
of period                                          106,621   118,045    91,862   33,176

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

DREYFUS VIF GROWTH & INCOME
Value at beginning of period
Value at end of period                               8.69      6.92      9.33     10.00
Number of accumulation  units  Outstanding at end    9.28      8.69      6.92     9.33
of period                                           74,215    69,730    52,219   19,175

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period
Value at end of period                              10.86     10.68     10.00
Number of accumulation  units  Outstanding at end   11.17     10.86     10.68
of period                                          785,115   980,160   876,353

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period
Value at end of period                               7.91      6.03      7.86     10.00
Number of accumulation  units  Outstanding at end    8.95      7.91      6.03     7.86
of period                                          103,509    67,829    30,044    1,778

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

DREYFUS GVIT MIDCAP INDEX II
Value at beginning of period
Value at end of period                              11.90     10.00
Number of accumulation  units  Outstanding at end   13.65     11.90
of period                                           56,042    27,260

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

JANUS ASPEN SERIES BALANCED
Value at beginning of period
Value at end of period                              10.52     10.00
Number of accumulation units Outstanding at end     11.34     10.52
of period                                           50,893    13,603

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

JANUS ASPEN FLEXIBLE BOND SERIES (FORMERLY
FLEXIBLE INCOME)
Value at beginning of period
Value at end of period                              12.06     11.42     10.41     10.00
Number of accumulation  units  Outstanding at end   12.45     12.06     11.42     10.41
of period                                          776,977   875,374   645,422   276,547

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

JANUS ASPEN SERIES GROWTH & INCOME
Value at beginning of period
Value at end of period                               6.93      5.53      8.39     10.00
Number of accumulation  units  Outstanding at end    7.71      6.93      5.53     8.39
of period                                          169,398    74,803    18,670    8,729

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period
Value at end of period                               7.71      6.26      8.46     10.00
Number of accumulation  units  Outstanding at end    8.02      7.71      6.26     8.46
of period                                           99,865   127,448   151,128   60,207

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

JPMORGAN SMALL COMPANY
Value at beginning of period
Value at end of period                              10.28      7.62      9.79     10.00
Number of accumulation  units  Outstanding at end   12.99     10.28      7.62     9.79
of period                                           90,110   233,971    93,967   64,994

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period
Value at end of period                              10.41      7.33      9.48     10.00
Number of accumulation  units  Outstanding at end   12.31     10.41      7.33     9.48
of period                                          430,326   424,864   250,415   31,709

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

LIBERTY RIDGE LARGE CAP GROWTH PORTFOLIO
(FORMERLY PBHG INSURANCE SERIES LARGE CAP GROWTH)
Value at beginning of period
Value at end of period                               7.72      5.93      8.45     10.00
Number of accumulation  units  Outstanding at end    8.35      7.72      5.93     8.45
of period                                          171,515   168,575    99,735   21,508

-------------------------------------------------- --------- --------- --------- --------





-------------------------------------------------- --------- --------- --------- --------

PORTFOLIO (0.70)                                     2004      2003      2002     2001

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

PIMCO VIT HIGH YIELD
Value at beginning of period
Value at end of period                              13.25     10.85     10.00
Number of accumulation  units  Outstanding at end   14.41     13.25     10.85
of period                                          231,784   272,765    8,425

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

PIMCO VIT LOW DURATION
Value at beginning of period
Value at end of period                               9.92     10.00
Number of accumulation units Outstanding at end     10.04      9.92
of period                                          382,875   275,928

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

PIONEER VCT [FORMERLY SAFECO RST CORE EQUITY]
Value at beginning of period
Value at end of period                               8.61      6.95      9.45     10.00
Number of accumulation  units  Outstanding at end    9.21      8.61      6.95     9.45
of period                                           47,138    43,763    31,022    7,912

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

PIONEER SMALL CAP VALUE II VCT [FORMERLY
SAFECO RST SMALL CAP VALUE]
Value at beginning of period
Value at end of period                              12.19     10.00
Number of accumulation units Outstanding at end     14.80     12.19
of period                                          107,843    31,359

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

SCHWAB MARKETTRACK GROWTH II
Value at beginning of period
Value at end of period                              10.02      7.95      9.46     10.00
Number of accumulation  units  Outstanding at end   11.10     10.02      7.95     9.46
of period                                          322,534   294,687   166,245   36,799

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

SCHWAB MONEY MARKET
Value at beginning of period
Value at end of period                              10.21     10.21     10.15     10.00
Number of accumulation  units  Outstanding at end   10.24     10.21     10.21     10.15
of period                                          1,243,345 2,023,463 3,429,753 776,903

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

SCHWAB S&P 500 INDEX [FORMERLY SCHWAB S&P 500]
Value at beginning of period
Value at end of period                               9.05      7.10      9.22     10.00
Number of accumulation  units  Outstanding at end    9.93      9.05      7.10     9.22
of period                                          1,488,478 1,506,724 748,969   187,288

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

SCUDDER SVL CAPITAL GROWTH
Value at beginning of period
Value at end of period                               7.75      6.15      8.74     10.00
Number of accumulation  units  Outstanding at end    8.31      7.75      6.15     8.74
of period                                           71,626    51,458    30,590    7,975

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

SCUDDER SVS II SMALL CAP GROWTH
Value at beginning of period
Value at end of period                               7.47      5.66      8.57     10.00
Number of accumulation  units  Outstanding at end    8.24      7.47      5.66     8.57
of period                                          138,251   151,738    33,680    6,754

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

SCUDDER VIT EAFE(R) EQUITY INDEX
Value at beginning of period
Value at end of period                               8.47      6.39      8.21     10.00
Number of accumulation  units  Outstanding at end   10.01      8.47      6.39     8.21
of period                                          287,551   191,117    38,390   19,182

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

SCUDDER VIT SMALL CAP INDEX
Value at beginning of period
Value at end of period                              11.59      7.97     10.11     10.00
Number of accumulation  units  Outstanding at end   13.55     11.59      7.97     10.11
of period                                          219,967   230,948   100,826   41,813

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

WELLS FARGO ADVANTAGE DISCOVERY (VT) [FORMERLY
STRONG VIF MID CAP GROWTH II]
Value at beginning of period
Value at end of period                               6.64      4.98      8.03     10.00
Number of accumulation  units  Outstanding at end    7.85      6.64      4.98     8.03
of period                                          168,312   185,503   126,654   58,974

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

WELLS FARGO ADVANTAGE OPPORTUNITY (VT) [FORMERLY
STRONG VIF OPPORTUNITY II]
Value at beginning of period
Value at end of period                               9.39      6.90      9.50     10.00
Number of accumulation  units  Outstanding at end   11.03      9.39      6.90     9.50
of period                                          226,496   269,503   162,242   53,594

-------------------------------------------------- --------- --------- --------- --------
-------------------------------------------------- --------- --------- --------- --------

BERGER IPT- SMALL COMPANY GROWTH
Value at beginning of period                        -----     -----      8.00     10.00
Value at end of period                              -----     -----      4.03     8.00
Number of accumulation  units  Outstanding at end   -----     -----     83,507   52,671
of period

-------------------------------------------------- --------- --------- --------- --------






----------------------------------------------- -------- -------

PORTFOLIO (0.85)                                 2004     2003

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

AIM V.I. HIGH YIELD
Value at beginning of period
Value at end of period                           10.99   10.00
Number of  accumulation  units  Outstanding at   12.08   10.99
end of period                                   36,279   13,584

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

AIM V.I. TECHNOLOGY
Value at beginning of period
Value at end of period                           12.11   10.00
Number of  accumulation  units  Outstanding at   12.56   12.11
end of period                                    6,234   3,059

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

ALGER AMERICAN BALANCED
Value at beginning of period
Value at end of period                           10.57   10.00
Number of  accumulation  units  Outstanding at   10.96   10.57
end of period                                   35,620   13,647

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

ALGER AMERICAN GROWTH
Value at beginning of period
Value at end of period                           11.42   10.00
Number of  accumulation  units  Outstanding at   11.94   11.42
end of period                                   83,810   36,011

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period
Value at end of period                           12.00   10.00
Number of accumulation units Outstanding at      13.45   12.00
end of period                                   54,269   22,354

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

ALLIANCE BERNSTEIN VPS GROWTH & INCOME
Value at beginning of period
Value at end of period                           11.20   10.00
Number of  accumulation  units  Outstanding at   12.38   11.20
end of period                                   208,800  70,579

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

ALLIANCE BERNSTEIN VPS GROWTH
Value at beginning of period
Value at end of period                           11.45   10.00
Number of  accumulation  units  Outstanding at   13.03   11.45
end of period                                   32,220   6,019

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

ALLIANCE BERNSTEIN VPS REAL ESTATE INVESTMENT
Value at beginning of period
Value at end of period                           12.17   10.00
Number of  accumulation  units  Outstanding at   16.37   12.17
end of period                                   109,455  69,402

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

ALLIANCE BERNSTEIN VPS UTILITY INCOME
Value at beginning of period
Value at end of period                           10.79   10.00
Number of  accumulation  units  Outstanding at   13.30   10.79
end of period                                   27,346   1,039

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

AMERICAN CENTURY VP BALANCED
Value at beginning of period
Value at end of period                           10.73   10.00
Number of  accumulation  units  Outstanding at   11.68   10.73
end of period                                   42,032   4,639

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

AMERICAN CENTURY VP INCOME & GROWTH IV
Value at beginning of period
Value at end of period                           11.37   10.00
Number of  accumulation  units  Outstanding at   12.74   11.37
end of period                                   152,230  33,941

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period
Value at end of period                           11.59   10.00
Number of  accumulation  units  Outstanding at   13.21   11.59
end of period                                   69,617   23,853

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

AMERICAN CENTURY VP VALUE
Value at beginning of period
Value at end of period                           11.50   10.00
Number of  accumulation  units  Outstanding at   13.04   11.50
end of period                                   74,425   24,559

----------------------------------------------- -------- -------
----------------------------------------------- -------- -------

BARON CAPITAL ASSET
Value at beginning of period
Value at end of period                           11.68   10.00
Number of  accumulation  units  Outstanding at   14.55   11.68
end of period                                   125,418  26,629

----------------------------------------------- -------- -------





-------------------------------------------------- -------- -------

PORTFOLIO (0.85)                                    2004     2003

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

DELAWARE VIP SMALL CAP VALUE
Value at beginning of period                        12.11   10.00
Value at end of period                              14.58   12.11
Number of accumulation  units  Outstanding at end  163,904  80,773 of period

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

DREYFUS MIDCAP STOCK
Value at beginning of period                        11.63   10.00
Value at end of period                              13.20   11.63
Number of accumulation  units  Outstanding at end  21,286   8,127
of period

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

DREYFUS VIF APPRECIATION
Value at beginning of period
Value at end of period                              10.00
Number of accumulation  units  Outstanding at end   10.25
of period                                            411

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

DREYFUS VIF DEVELOPING LEADERS
Value at beginning of period
Value at end of period                              11.83   10.00
Number of accumulation  units  Outstanding at end   13.05   11.83
of period                                          15,298   4,146

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

DREYFUS VIF GROWTH & INCOME
Value at beginning of period
Value at end of period                              11.20   10.00
Number of accumulation  units  Outstanding at end   11.94   11.20
of period                                          12,048   4,334

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period
Value at end of period                              9.93    10.00
Number of accumulation  units  Outstanding at end   10.20    9.93
of period                                          201,397  56,076

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period
Value at end of period                              11.95   10.00
Number of accumulation  units  Outstanding at end   13.52   11.95
of period                                          39,622   11,095

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

DREYFUS GVIT MIDCAP INDEX II
Value at beginning of period
Value at end of period                              11.89   10.00
Number of accumulation  units  Outstanding at end   13.62   11.89
of period                                          62,921   17,199

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

JANUS ASPEN SERIES BALANCED
Value at beginning of period
Value at end of period                              10.51   10.00
Number of accumulation units Outstanding at end     11.31   10.51
of period                                          31,722   13,180

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

JANUS ASPEN FLEXIBLE BOND SERIES (FORMERLY
FLEXIBLE INCOME)
Value at beginning of period
Value at end of period                              9.86    10.00
Number of accumulation  units  Outstanding at end   10.16    9.86
of period                                          161,654  65,697

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

JANUS ASPEN SERIES GROWTH & INCOME
Value at beginning of period
Value at end of period                              11.17   10.00
Number of accumulation  units  Outstanding at end   12.40   11.17
of period                                          53,530   16,662

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period
Value at end of period                              11.43   10.00
Number of accumulation  units  Outstanding at end   11.88   11.43
of period                                          27,225   29,557

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

JPMORGAN SMALL COMPANY
Value at beginning of period
Value at end of period                              12.24   10.00
Number of accumulation  units  Outstanding at end   15.44   12.24
of period                                          13,210   3,393

-------------------------------------------------- -------- -------
-------------------------------------------------- -------- -------

OPPENHEIMER GLOBAL SECURITIES VA
Value at beginning of period
Value at end of period                              12.58   10.00
Number of accumulation  units  Outstanding at end   14.87   12.58
of period                                          166,981  39,176

-------------------------------------------------- -------- -------

---------------------------------------------- --------- ---------

PORTFOLIO (0.85)                                 2004      2003

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

LIBERTY RIDGE LARGE CAP GROWTH PORTFOLIO
(FORMERLY PBHG INSURANCE SERIES LARGE CAP
GROWTH)
Value at beginning of period
Value at end of period                          11.33     10.00
Number of accumulation  units  Outstanding at   12.24     11.33
end of period                                   35,613    7,357

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

PIMCO VIT HIGH YIELD
Value at beginning of period
Value at end of period                          10.61     10.00
Number of accumulation  units  Outstanding at   11.52     10.61
end of period                                  164,512   113,185

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

PIMCO VIT LOW DURATION
Value at beginning of period
Value at end of period                           9.91     10.00
Number of accumulation units Outstanding at     10.01      9.91
end of period                                  454,971   115,317

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

PIONEER VCT [FORMERLY SAFECO RST CORE EQUITY]
Value at beginning of period
Value at end of period                          11.06     10.00
Number of accumulation  units  Outstanding at   11.81     11.06
end of period                                   11,046    6,352

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

PIONEER SMALL CAP VALUE II VCT [FORMERLY
SAFECO RST SMALL CAP VALUE]
Value at beginning of period
Value at end of period                          12.18     10.00
Number of accumulation units Outstanding at     14.77     12.18
end of period                                   55,266    7,535

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

SCHWAB MARKETTRACK GROWTH II
Value at beginning of period
Value at end of period                          11.32     10.00
Number of accumulation  units  Outstanding at   12.53     11.32
end of period                                  222,989   165,803

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

SCHWAB MONEY MARKET
Value at beginning of period
Value at end of period                           9.99     10.00
Number of accumulation  units  Outstanding at    9.99      9.99
end of period                                  964,982   752,882

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

SCHWAB S&P 500 INDEX [SCHWAB S&P 500]
Value at beginning of period
Value at end of period                          11.28     10.00
Number of accumulation  units  Outstanding at   12.37     11.28
end of period                                  666,583   217,600

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

SCUDDER SVL CAPITAL GROWTH
Value at beginning of period
Value at end of period                          11.12     10.00
Number of accumulation  units  Outstanding at   11.91     11.12
end of period                                   22,290    7,824

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

SCUDDER SVS II SMALL CAP GROWTH
Value at beginning of period
Value at end of period                          11.40     10.00
Number of accumulation  units  Outstanding at   12.55     11.40
end of period                                   38,921    13,386

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

SCUDDER VIT EAFE(R) EQUITY INDEX
Value at beginning of period
Value at end of period                          12.02     10.00
Number of accumulation  units  Outstanding at   14.19     12.02
end of period                                  146,812    17,500

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

SCUDDER VIT SMALL CAP INDEX
Value at beginning of period
Value at end of period                          12.39     10.00
Number of accumulation  units  Outstanding at   14.47     12.39
end of period                                  132,249    53,362

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

WELLS FARGO ADVANTAGE DISCOVERY (VT)
[FORMERLY STRONG VIF MID CAP GROWTH II]
Value at beginning of period
Value at end of period                          10.93     10.00
Number of accumulation  units  Outstanding at   12.92     10.93
end of period                                   53,190    3,396

---------------------------------------------- --------- ---------
---------------------------------------------- --------- ---------

WELLS FARGO ADVANTAGE OPPORTUNITY (VT)
[FORMERLY STRONG VIF OPPORTUNITY II]
Value at beginning of period
Value at end of period                          11.63     10.00
Number of accumulation  units  Outstanding at   13.63     11.63
end of period                                   47,335    31,082

---------------------------------------------- --------- ---------

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a)    is the net result of:
1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

Appendix C--Expenses of Each Sub-Account's Underlying Portfolio
                      (as a percentage of Portfolio average net assets,

       before and after fee waivers and expense reimbursements as of December 31, 2005)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Total                  Total
                                                                                                  Portfolio              Portfolio
                                                                                                  Expenses               Expenses
                                                             Management                          Before Fee   Total Fee  After Fee
                                                                Fees     Other fees   12b-1 fees   Waivers      Waivers   Waivers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

A I M V.I. High Yield Fund - Series I Shares (1, 2)             0.62%        0.42%        0.00%     1.04%        0.00%     1.04%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

A I M V.I. Technology - Series I Shares(3)                      0.75%        0.40%        0.00%     1.15%        0.00%     1.15%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Alger American Balanced Portfolio - Class O Shares              0.75%        0.12%        0.00%     0.87%        0.00%     0.87%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio - Class O Shares                0.75%        0.10%        0.00%     0.85%        0.00%     0.85%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Alger American MidCap Growth Portfolio - Class O Shares         0.80%        0.13%        0.00%     0.93%        0.00%     0.93%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth & Income Portfolio - Class A

Shares                                                          0.55%        0.05%        0.00%     0.60%        0.00%     0.60%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein VPS Growth Portfolio - Class A Shares         0.75%        0.13%        0.00%     0.88%        0.00%     0.88%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Real Estate Investment Portfolio -

Class A Shares                                                  0.55%        0.22%        0.00%     0.77%        0.00%     0.77%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Utility Income Portfolio - Class A

Shares                                                          0.55%        0.53%        0.00%     1.08%        0.00%     1.08%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein VPS Worldwide Privatization Portfolio -
Class A Shares                                                  0.75%       0. 90%        0.00%     1.65%        0.00%     1.65%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund - Original Class Shares       0.90%        0.00%        0.00%     0.90%        0.00%     0.90%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund - Original Class

Shares                                                          0.70%        0.00%        0.00%     0.70%        0.00%     0.70%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund - Original Class

Shares                                                          1.33%        0.01%        0.00%     1.34%        0.00%     1.34%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund - Original Class Shares          0.95%        0.00%        0.00%     0.95%        0.00%     0.95%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Baron Capital Asset Fund: Insurance Shares                      1.00%        0.11%        0.25%     1.36%        0.00%     1.36%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Delaware VIP Growth Oppportunities Series                      0.75%         0.09%        0.00%     0.84%        0.00%     0.84%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Delaware VIP Small Cap Value Series - Standard Class(4)         0.75%        0.11%        0.00%     0.86%        0.00%     0.86%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus GVIT Mid Cap Index Fund-Class II Shares                0.35%(5)      0.08%       0.34%6     0.77%        0.00%     0.77%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios MidCap Stock

Portfolio-Initial Shares                                        0.75%        0.03%        0.00%     0.78%        0.00%     0.78%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Appreciation Portfolio - Initial Shares             0.75%        0.04%        0.00%     0.79%        0.00%     0.79%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Growth and Income Portfolio - Initial Shares        0.75%        0.07%        0.00%     0.82%        0.00%     0.82%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF Developing Leaders Portfolio - Initial Shares1      0.75%        0.04%        0.00%     0.79%        0.00%     0.79%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II                0.60%        0.13%        0.00%     0.98%        0.26%     0.72%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Federated International Equity Fund II                          1.00%        0.87%        0.00%     1.87%        0.30%     1.57%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company Portfolio                                0.60%        0.55%        0.00%     1.15%        0.00%     1.15%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Institutional

Shares7                                                         0.55%        0.01%        0.00%     0.56%        0.00%     0.56%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series Flexible Bond  Portfolio (formerly
Flexible Income) - Institutional Shares(7)                      0.52%        0.03%        0.00%     0.55%        0.00%     0.55%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio

-Institutional Shares(7)                                        0.62%        0.13%        0.00%     0.75%        0.00%     0.75%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio -

Institutional Shares(7)                                         0.60%        0.03%        0.00%     0.63%        0.00%     0.63%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Liberty Ridge Large Cap Growth Portfolio (formerly PBHG
Large Cap Growth Portfolio) (8)                                 0.75%        0.32%        0.00%     1.07%        0.00%     1.07%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA                           0.63%        0.03%        0.00%     0.66%        0.00%     0.66%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer International Growth Fund/VA                        1.00%        0.12%        0.00%     1.12%        0.00%     1.12%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                  0.25%        0.35%        0.15%     0.75%        0.00%     0.75%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                0.25%        0.25%        0.15%     0.65%        0.00%     0.65%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                0.25%       0.25%9        0.15%     0.65%        0.00%     0.65%(10)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (formerly the SAFECO RST Core Equity

Portfolio) (11)                                                 0.50%        0.34%        0.25%     1.09%        0.00%     1.09%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT (formerly the SAFECO RST

Small-Cap Value Portfolio) (11)                                 0.85%        0.56%        0.25%     1.66%        0.00%     1.66%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Schwab MarketTrack Growth Portfolio II(TM)                      0.44%        0.25%        0.0       0.69%        0.19%  0.50%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Schwab Money Market Portfolio(TM)                               0.38%        0.08%        0.0       0.46%        0.00%  0.46%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Schwab S&P 500 Index Portfolio (effective April 30, 2005;
formerly Schwab S&P 500 Portfolio)                              0.20%        0.11%        0.00%     0.31%        0.03%     0.28%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I Capital Growth Portfolio - Class

A Shares                                                        0.47%        0.03%        0.00%     0.50%        0.00%     0.50%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II Blue Chip Portfolio - Class A
Shares                                                          0.65%        0.05%        0.00%     0.70%        0.00%     0.70%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II Large Cap Value - Class A Shares     0.75%        0.05%        0.00%     0.80%        0.00%     0.80%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II Small Cap Growth Portfolio -

Class A Shares                                                  0.65%        0.06%        0.00%     0.71%        0.00%     0.71%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II SVS Dreman High Return Equity
Portfolio - Class A Shares                                      0.73%        0.05%        0.00%     0.78%        0.00%     0.78%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund  - Class A Shares(12)     0.45%        0.37%        0.00      0.82%       0.17%(13)  0.65%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund  - Class A Shares              0.35%        0.13%        0.00%     0.48%       0.03%(14)  0.45%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Comstock - Class I Shares                        0.59%        0.06%        0.00%     0.65%        0.00%     0.65%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Growth & Income - Class I Shares                 0.60%        0.06%        0.00%     0.66%        0.00%     0.66%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Advantage Discovery Fund (formerly Strong
MidCap Growth Fund II)(15)                                      0.75%(16)    0.22%(17)       0.25%     1.22%      0.07%   1.15%(18)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Advantage Opportunity Fund (formerly Strong
Opportunity Fund II - Investor Class)(15)                        0.72%(16)      0.20%(17)    0.25%     1.17%      0.10%   1.07%(18)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


(1) Effective April 29, 2005, new Contributions and Transfers into the SubAccounts of these Portfolios were closed.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual Fund operating expenses of Series I shares to 1.05% of average daily net assets. The expense limitation agreement is in effect through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual Fund operating expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual Fund operating expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds except for AIM VII. High Yield Fund (see note
2). In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual Fund operating expenses to exceed the limit stated above:
(i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4)The investment manager has contracted to waive fees and pay expenses through April 30, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses, and certain insurance costs) from exceeding 0.95% of average daily net assets.

(5)The management fee is a blended rate. Effective 5/1/04, the management fee dropped from 0.50% (annually) to 0.30% (annually). The total expense ratio would have been 0.72% had the reduced management fee been in place the entire year. Management fees are 0.30% (annually) for current year 2005.

(6)The 12b-1 fees are 0.25% (annually) and administrative servicing fees are 0.09% (annually).

(7)The Janus Aspen Series Funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees.

(8)For assets between $0 and $1 billion. Effective December 8, 2004, once assets of any Fund exceed $1 billion, the advisory fee charged on such assets will be reduced by 0.05% from their base level. Further fee breakpoints are triggered when the Fund's assets reach $1.5 billion, $2 billion, and $2.5 billion. In each case, base level advisory fees are reduced by an additional 0.05% - for a possible 0.20% reduction in total. The Portfolio incurred legal, printing and audit expenses relating to certain settled SEC and other legal proceedings. Liberty Ridge Capital agreed to pay these expenses on behalf of the Portfolio. As a result, the Portfolio's Other Expenses and Total Annual Operating Expenses, after deducting the expenses borne by Liberty Ridge Capital, were each reduced by 0.01% for the fiscal year ended December 31, 2004. Effective October 1, 2004, Old Mutual Fund Services reduced the administrative services fee it charges the Portfolio from 0.15% to approximately 0.12%. Before this fee reduction, the Portfolio's Other Expenses and Total Annual Operating Expenses were 0.35% and 1.10%, respectively.


(9)"Other Fees" include an administrative fee of 0.25%.

(10)PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expenses Limitation Agreement, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.


(11) The fees shown are effective December 13, 2004. The period from January 1, 2004 through December 10, 2004 does not reflect these new fees.


(12)This Sub-Account will be closed to new Contributions and Transfers effective July 25, 2005. After July 25, 2005, any amounts invested in this Sub-Account will be transferred to the Schwab Money Market Portfolio(TM) Sub-Account.
Assets invested in this Sub-Account may be transferred to another Sub-Account without incurring a fee prior to July 25, 2005.

(13)Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses for Class A shares to 0.65%.

(14)Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses for Class A shares to 0.45%.

(15)On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund; and the Strong Multi Cap Value Fund II reorganized into the Wells Fargo Advantage Multi Cap Value Fund.

(16)The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. 17Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Opportunity and Discovery Funds are based on estimates for the current fiscal year. 18The adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.


--------------------------------------------------------------------------------

                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                            Flexible Premium Variable
                                Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2005, which is available without charge by contacting Schwab Insurance Services, 101 Montgomery Street, San Francisco, California 94104, www.schwab.com or at 1-800-838-0650.

             The date of this Statement of Additional Information is
                                  May 1, 2005.



                                       1





TABLE OF CONTENTS


                                                                                          Page
GENERAL INFORMATION........................................................................B-3

GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-3

CALCULATION OF ANNUITY PAYMENTS............................................................B-3

POSTPONEMENT OF PAYMENTS...................................................................B-4


SERVICES...................................................................................B-4
        - Safekeeping of Series Account Assets.............................................B-4
        - Independent Registered Public Accounting Firm....................................B-4
        - Principal Underwriter............................................................B-4
        - Administrative Services .........................................................B-4


WITHHOLDING................................................................................B-5

FINANCIAL STATEMENTS.......................................................................B-7



                                       2


                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


        Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is owned 74.9% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.


        Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, "Superior." Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, "Very Strong." Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, "Very Strong." Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.


                         CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

        The Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit Value on the first Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

                                       3

        The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

        With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

                                    SERVICES

        A.     Safekeeping of Series Account Assets

        The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.


        B.     Independent Registered Public Accounting Firm

        Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company's and the Series Account's independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for the Company and the Series Account and provides other audit, tax, and related services.


        The consolidated financial statements of GWL&A as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the years ended

December 31, 2004 and 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their reports appearing therein.


                                       4


        C.     Principal Underwriter

        The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS") (formerly BenefitsCorp Equities, Inc.), an affiliate of GWL&A. GWFS is a Delaware corporation and is a member of NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

        D.     Administrative Services

        Certain administrative services are provided by Schwab and by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between Schwab, GWFS and the Company. The Company has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

                                   WITHHOLDING

        Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

        Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                              FINANCIAL STATEMENTS


     The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts is affected solely by the investment results of the Series Account.


                                       5

                  Great-West Life & Annuity Insurance Company

                    FINANCIAL STATEMENT FOR THE YEARS ENDED
                        DECEMBER 31, 2004, 2003 AND 2002
                           AND REPORT OF INDEPENDENT
                       REIGISTERED PUBLIC ACCOUNTING FIRM


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedule listed in the Index at
Item 8. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.


/s/Deloitte & Touche LLP
Deloitte & Touche LLP
Denver, Colorado
February 25, 2005




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
                  (Dollars in Thousands, Except Share Amounts)


                                                                                            December 31,
                                                                          --------------------------------------------------
                                                                                   2004                       2003
                                                                          -----------------------    -----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
   (amortized cost $12,909,455 and $12,757,614)                        $           13,215,042     $           13,136,564
  Equity investments, at fair value (cost $591,474
   and $407,797)                                                                     637,434                     427,810
  Mortgage loans on real estate (net of
   allowances of $30,339 and $31,889)                                               1,543,507                  1,893,724
  Policy loans                                                                      3,548,225                  3,389,534
  Short-term investments, available-for-sale (cost
   approximates fair value)                                                           708,801                    852,198

                                                                          -----------------------    -----------------------
         Total Investments                                                         19,653,009                 19,699,830
                                                                          -----------------------    -----------------------

OTHER ASSETS:
  Cash                                                                                110,518                    151,278
  Reinsurance receivable:
   Related party                                                                    1,072,940                  1,345,847
   Other                                                                              260,409                    287,036
  Deferred policy acquisition costs                                                   301,603                    284,866
  Deferred ceding commission                                                           82,648                    285,165
  Investment income due and accrued                                                   159,398                    165,417
  Amounts receivable related to uninsured accident
   and health plan claims (net of allowances of
   $22,938 and $32,329)                                                               144,312                    129,031
  Premiums in course of collection (net of
   allowances of $7,751 and $9,768)                                                    95,627                     85,706
  Deferred income taxes                                                               138,845                    119,971
  Securities pledged to creditors                                                     340,755                    299,521
  Due from GWL&A Financial Inc.                                                        55,915
  Other assets                                                                        494,515                    580,987
SEPARATE ACCOUNT ASSETS                                                            14,155,397                 13,175,480
                                                                          -----------------------    -----------------------

TOTAL ASSETS                                                           $           37,065,891     $           36,610,135
                                                                          =======================    =======================




See notes to consolidated financial statements.





                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
                  (Dollars in Thousands, Except Share Amounts)


                                                                                                  December 31,
                                                                                      --------------------------------------
                                                                                            2004                 2003
                                                                                      -----------------    -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
  Policy reserves:
   Related party                                                                  $        5,170,447    $       5,640,251
   Other                                                                                  12,771,872           13,009,827
  Policy and contract claims                                                                 360,862              418,930
  Policyholders' funds                                                                       327,409              330,123
  Provision for policyholders' dividends                                                     118,096              127,074
  Undistributed earnings on participating business                                           192,878              177,175
GENERAL LIABILITIES:
  Due to The Great-West Life Assurance Company                                                26,659               30,950
  Due to GWL&A Financial Inc.                                                                194,164              175,691
  Repurchase agreements                                                                      563,247              389,715
  Commercial paper                                                                            95,044               96,432
  Payable under securities lending agreements                                                349,913              317,376
  Other liabilities                                                                          695,542              834,485
SEPARATE ACCOUNT LIABILITIES                                                              14,155,397           13,175,480
                                                                                      -----------------    -----------------
         Total Liabilities                                                                35,021,530           34,723,509
                                                                                      -----------------    -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value, 50,000,000 shares
   authorized, 0 shares issued and outstanding
  Common stock, $1 par value; 50,000,000 shares
   authorized; 7,032,000 shares issued and outstanding                                         7,032                7,032
  Additional paid-in capital                                                                 725,935              722,365
  Accumulated other comprehensive income                                                     118,795              127,820
  Retained earnings                                                                        1,192,599            1,029,409
                                                                                      -----------------    -----------------
         Total Stockholder's Equity                                                        2,044,361            1,886,626
                                                                                      -----------------    -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                        $       37,065,891    $      36,610,135
                                                                                      =================    =================




See notes to consolidated financial statements.




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                        CONSOLIDATED STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                (In Thousands)


                                                                                  Year Ended December 31,
                                                                  ---------------------------------------------------------
                                                                        2004                2003                2002
                                                                  -----------------    ----------------    ----------------
REVENUES:
  Premiums:
   Related party (net of premiums ceded totaling                $       (52,134)     $     1,595,357     $        16,715
     $260,445, $815 and $2,046)
   Other (net of premiums ceded totaling
    $428,010, $460,277 and $81,743)                                     625,394              657,540           1,103,380
  Fee income                                                            915,644              840,072             883,562
  Net investment income                                               1,033,307              988,400             919,365
  Net realized gains on investments                                      57,947               39,560              41,626
                                                                  -----------------    ----------------    ----------------
         Total revenues                                               2,580,158            4,120,929           2,964,648
                                                                  -----------------    ----------------    ----------------

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $396,886,
   $410,430 and $50,974)                                                756,227              573,976             936,215
  Increase (decrease) in reserves:
    Related party                                                      (186,972)           1,450,185              15,934
    Other                                                               (69,901)              51,320              55,414
  Interest paid or credited to contractholders                          517,448              514,846             498,549
  Provision for policyholders' share of earnings
    on participating business                                            10,181                1,159               7,790
  Dividends to policyholders                                            108,822               92,118              78,851
                                                                  -----------------    ----------------    ----------------
         Total benefits                                               1,135,805            2,683,604           1,592,753
                                                                  -----------------    ----------------    ----------------

  Commissions                                                           193,943              180,673             185,450
  Operating expenses                                                    740,740              753,336             741,979
  Premium taxes                                                          33,030               31,675              30,714
                                                                  -----------------    ----------------    ----------------
         Total benefits and expenses                                  2,103,518            3,649,288           2,550,896
                                                                  -----------------    ----------------    ----------------

INCOME BEFORE INCOME TAXES                                              476,640              471,641             413,752
PROVISION FOR INCOME TAXES:
  Current                                                               152,028              173,181             126,222
  Deferred                                                               (1,808)             (19,561)              3,993
                                                                  -----------------    ----------------    ----------------
         Total income taxes                                             150,220              153,620             130,215
                                                                  -----------------    ----------------    ----------------

NET INCOME                                                      $       326,420      $       318,021     $       283,537
                                                                  =================    ================    ================




See notes to consolidated financial statements.





                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In Thousands)


                                                                                  Accumulated Other
                                                                                   Comprehensive
                                                                                   Income (Loss)
                                                                             ----------- --- ----------
                                                                             Unrealized       Minimum
                                                                Additional     Gains          Pension
                                  Preferred       Common        Paid-in      (Losses) on     Liability       Retained
                                    Stock         Stock         Capital      Securities      Adjustment      Earnings       Total
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, JANUARY 1, 2002     $           0  $    7,032    $     712,801  $      76,507   $          0   $   674,134   $  1,470,474
Net income                                                                                                   283,537        283,537
Other comprehensive income                                                       86,993        (12,884)                      74,109
                                                                                                                         -----------
  Total comprehensive income                                                                                                357,646
Dividends                                                                                                   (170,572)      (170,572)
Income tax benefit on stock
   compensation                                                    6,908                                                      6,908
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2002               0       7,032          719,709        163,500        (12,884)      787,099      1,664,456
Net income                                                                                                   318,021        318,021
Other comprehensive income                                                      (26,369)          3,573                     (22,796)
                                                                                                                         -----------
  Total comprehensive income                                                                                                295,225
Dividends                                                                                                    (75,711)       (75,711)
Income tax benefit on stock
   compensation                                                    2,656                                                      2,656
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2003               0       7,032          722,365        137,131         (9,311)    1,029,409      1,886,626
Net income                                                                                                   326,420        326,420
Other comprehensive income                                                       (3,585)        (5,440)                      (9,025)
                                                                                                                         -----------
  Total comprehensive income                                                                                                317,395
Dividends                                                                                                   (163,230)     (163,230)
Income tax benefit on stock
   compensation                                                    3,570                                                      3,570
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2004   $           0  $    7,032    $     725,935  $     133,546   $    (14,751)  $  1,192,599   $  2,044,361
                                 ===========   ===========    ===========    ===========     ==========    ===========   ===========



See notes to consolidated financial statements.



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In Thousands)


                                                                                 Year Ended December 31,
                                                                  ------------------------------------------------------
                                                                       2004               2003               2002
                                                                  ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                    $       326,420    $       318,021    $       283,537
  Adjustments to reconcile net income to net
   cash provided by operating activities:
    Earnings allocated to participating
     policyholders                                                       10,181              1,159              7,790
    Amortization of investments                                          28,367            (64,126)           (76,002)
    Net realized gains on investments                                   (57,947)           (39,560)           (41,626)
    Depreciation and amortization                                        93,580             95,542             74,012
    Deferral of acquisition costs                                       (52,693)           (49,245)           (49,763)
    Deferred income taxes                                                (1,808)           (19,561)             3,993
  Changes in assets and liabilities, net of effects from acquisitions:
    Policy benefit liabilities                                         (106,912)           478,066            622,854
    Reinsurance receivable                                               21,352            (71,123)            41,199
    Receivables                                                         (34,056)           (33,621)            89,686
    Other, net                                                           63,437             55,531           (146,172)
                                                                  ----------------   ----------------   ----------------
Net cash (used in) provided by operating activities             $       289,921    $       671,083    $       809,508
                                                                  ----------------   ----------------   ----------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities and
   redemptions of investments:
   Fixed maturities available-for-sale:
    Sales                                                       $     6,150,160    $     7,852,152    $     5,729,919
    Maturities and redemptions                                        7,465,130          6,033,863          1,456,176
   Mortgage loans on real estate                                        368,734            191,353            213,794
   Equity investments                                                   148,685             86,908              2,798
  Purchases of investments:
   Fixed maturities available-for -sale                             (13,715,370)       (14,128,309)        (7,087,170)
   Mortgage loans on real estate                                        (50,577)           (11,690)            (2,768)
   Equity investments                                                  (323,551)          (369,650)           (29,690)
  Net change in short-term investments                                  143,397           (136,798)          (282,194)
  Acquisitions, net of cash acquired                                                      (128,636)
  Other, net                                                           (124,944)            96,155            (77,769)

                                                                  ----------------   ----------------   ----------------
Net cash provided by (used in) investing activities             $        61,664    $      (514,652)   $       (76,904)
                                                                  ----------------   ----------------   ----------------







                                                                                                          (Continued)



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002,
                                 (In Thousands)


                                                                        2004                2003                 2002
                                                                  -----------------    ----------------    -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                         $      (296,378)     $      (180,346)    $      (599,724)
  Change in due to The Great-West Life Assurance
   Company                                                               (4,291)              (6,341)             (8,033)
  Change in due to/from GWL&A Financial Inc.                            (37,442)               4,275             (43,415)
  Dividends paid                                                       (163,230)             (75,711)           (170,572)
  Change in bank overdrafts                                             (63,148)              32,068             (41,901)
  Net commercial paper repayments                                        (1,388)                (213)               (401)
  Net repurchase agreements borrowings                                  173,532               66,515              72,311
                                                                  -----------------    ----------------    -----------------
         Net cash used in financing activities                         (392,345)            (159,753)           (791,735)
                                                                  -----------------    ----------------    -----------------

NET DECREASE IN CASH                                                    (40,760)              (3,322)            (59,131)

CASH, BEGINNING OF YEAR                                                 151,278              154,600             213,731
                                                                  -----------------    ----------------    -----------------
CASH, END OF YEAR                                               $       110,518      $       151,278     $       154,600
                                                                  =================    ================    =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
   Income taxes                                                 $       147,287      $       144,273     $       164,863
   Interest                                                              15,220               16,155              16,697




See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the "Company") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"). The Company offers a wide range of life insurance, health insurance and retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs and valuation of privately placed fixed maturities. Actual results could differ from those estimates.

       The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company uses the equity method of accounting for investments in which it has more than a minor equity interest or more than minor influence over the entity's operations, but does not have a controlling interest. The Company uses the cost method of accounting for investments in which it has a minor equity interest and virtually no influence over the entity's operations. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2003 and 2002 consolidated financial statements and related notes to conform to the 2004 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgment is based upon past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       3. Equity investments are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. The Company classifies its equity investments not accounted for under the equity method as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest, has influence in the entity's operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains on investments.

       4.     Policy loans are carried at their unpaid balances.

       5. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       6. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       7. From time to time, the Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty files for bankruptcy or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owing to brokers under these arrangements are included in repurchase agreements on the accompanying consolidated balance sheets. At December 31, 2004 and 2003, this liability was $563,247 and $389,715, respectively. The liability is collateralized by securities with approximately the same value.

       Cash - Cash includes only amounts in demand deposit accounts.

       Bank overdrafts - The Company's cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment frequently result in overdraft balances for accounting purposes and are included in other liabilities in the consolidated balance sheets.

       Internal use software - Capitalized internal use software development costs, net of accumulated depreciation, in the amount of $74,021 and $68,244 are included in other assets at December 31, 2004 and 2003, respectively. The Company capitalized $21,484, $27,882 and $20,091 of internal use software development costs for the years ended December 31, 2004, 2003 and 2002, respectively.

       Deferred policy acquisition costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. The recoverability of such costs is dependent upon the future profitability of the related business. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $40,536, $36,283 and $38,707 in 2004, 2003 and 2002, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Separate accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. an, open-end management investment company, which is an affiliate of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

       Life insurance and annuity reserves - Life insurance and annuity policy reserves with life contingencies in the amount of $12,115,519 and $12,111,180 at December 31, 2004 and 2003, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amount of $4,831,428 and $5,157,776 at December 31, 2004 and 2003,
       respectively, are established at the contract holder's account value.

       Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable on the consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (See Note 5).

       Policy and contract claims - Policy and contract claims include provisions for reported life and health claims in the process of settlement. They are valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported, based primarily on prior experience of the Company.

       Participating fund account - Participating life and annuity policy reserves are $6,290,994 and $6,119,896 at December 31, 2004 and 2003,
       respectively. Participating business approximates 29.2%, 34.3% and 24.8% of the Company's ordinary life insurance in force and 74.3%, 66.4% and 80.2% of ordinary life insurance premium income for the years ended December 31, 2004, 2003 and 2002, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocated to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account ("PPEA") for the benefit of all participating policyholders, which is included in the accompanying, consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account ("PFA") for the benefit of the participating policyholders previously transferred to it from The Great-West Life Assurance Company ("GWL") under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Securities lending - The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Derivative Financial Instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheet at fair value. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income on the balance sheet and are recognized in the income statement when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the ineffective portion of cash flow hedges are recognized in net investment income in the period of the change.

       Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 4.3%, 5.2%, and 5.9%, in 2004, 2003 and 2002, respectively.

       Income taxes - Income taxes are recorded using the asset and liability approach, which the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock options - The Company applies the intrinsic value measurement approach under Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB No. 25") to stock-based compensation awards to employees, as interpreted by AIPCA Accounting Interpretation APB 25 (AIN-APB 25) and amended by Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as it relates to accounting for stock options granted by Lifeco to employees of the Company. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, the Company's net income would have been reduced by $3,352, $3,105 and $2,364 in the years ended December 13, 2004, 2003 and 2002, respectively.

       Regulatory requirements - In accordance with the requirements of the State of Colorado, the Company must demonstrate adequate capital. At December 31, 2004, the Company was in compliance with the requirement (See Note 13).

       At December 31, 2004 and 2003, fixed maturities with carrying values of $60,353 and $63,843, respectively, were on deposit with various insurance regulatory authorities as required by law.

       Application of recent accounting pronouncements - In January 2004, Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46R") was reissued by the Financial Accounting Standards Board
       (FASB). FIN 46R addresses consolidation by business enterprises of variable interest entities ("VIE"), which have one or both of the following characteristics: a) insufficient equity investment at

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)

       risk, or b) insufficient control by equity investors. This guidance, as reissued, is effective for VIEs created after January 31, 2003, and for pre-existing VIEs as of March 31, 2004. In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not have any investments or ownership in VIEs.

       In December 2002, Statement of Financial Accounting Standards No. 148 "Accounting for Stock-Based Compensation - Transition and Disclosure" ("SFAS No. 148") was issued by the FASB. SFAS No. 148 amends the disclosures that a company is required to make in its annual financial statements and requires certain disclosures in interim financial reports. In addition to the disclosures required by SFAS No. 123, a company must disclose additional information as part of its Summary of Significant Policies. These disclosures are required regardless of whether a company is using the intrinsic value method under APB No. 25 or the fair value based method under SFAS No. 123 to account for its stock-based employee compensation. In December 2004, Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R") was issued by the FASB. SFAS 123R replaces SFAS 123 and supersedes APB No. 25. SFAS 123R requires a company to use the fair value method to account for its stock-based employee compensation and to provide certain other additional disclosures. The Company will adopt the provisions of SFAS 123R on July 1, 2005 and does not expect this statement to have a material effect on the Company's consolidated financial position or results of operations.

       In July 2003, the Accounting Standards Executive Committee (the "AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). AcSEC developed SOP 03-1 to address the evolution of product designs since the issuance of Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises," and Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses certain issues related to the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. SOP 03-1 was effective on January 1, 2004. The adoption of SOP 03-1 did not have a material effect on the Company's consolidated financial position or results of operations.

       In January 2004, FASB issued Emerging Issues Task Force ("EITF") Issue No. 03-1, "The Meaning of Other-Than Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements, which were effective as of December 31, 2003, for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"). EITF 03-1 also included guidance on the measurement and recognition of other-than-temporary impairments of certain investments, which was originally going to be effective during the quarter ended September 30, 2004. However, in response to various concerns raised by financial statement preparers and others, the measurement and recognition provisions of EITF 03-1 were delayed. The staff of the Financial Accounting Standards Board ("FASB") is currently evaluating the guidance of EITF 03-1 in the context of developing implementation guidance for its measurement and recognition provisions. The Company is continuing to evaluate potential other-than-temporary impairments under SFAS 115 and SEC Staff Accounting Bulletin Topic 5-M, "Other Than Temporary Impairment Of Certain Investments In Debt and Equity Securities." Due to the current uncertainty as to the implementation guidance for EITF 03-1 by the FASB staff, the Company is unable to evaluate the impact EITF 03-1 will ultimately have on its financial position or results of operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



2.     ACQUISITIONS AND RELATED TRANSACTIONS

       On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York ("CLINY") and Canada Life Insurance Company of America ("CLICA") to the Company for cash in the amount of $235,000. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY from July 10, 2003 through December 31, 2004 are included in the Company's financial statements. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, Canada Life's insurance and annuity businesses in the United States, including that conducted by its U.S. branch, have been managed by the Company whereby it provides certain corporate and operational administrative services for which it receives a fee.

       The Company recorded, as of December 31, 2003, the following as a result of the acquisition (net of the $235,000 purchase price) of CLICA and
       CLINY:


       Assets                                                  Liabilities and Stockholder's Equity
       ------------------------------------------------------  -------------------------------------------------------
       Fixed maturities                  $       1,937,218     Policy reserves               $          2,991,407
       Equity investments                           23,680     Policyholders' funds                         2,407
       Mortgage loans on real                                  Policy and contract claims                     899
          estate                                 1,146,044     Provision for
       Policy loans                                 13,621       policyholders' dividends                   2,800
       Short-term investments                       65,537     Other liabilities                          439,439
                                                                                                 ---------------------
       Cash                                       (232,803)             Total liabilities               3,436,952
       Investment income                                       Accumulated other
         due and accrued                            32,147       comprehensive income                     (14,433)
       Other assets                                439,864     Retained earnings                            2,789
                                                                                                 ---------------------
                                                               Total stockholder's equity                 (11,644)
                                           ------------------                                    ---------------------
                                         $       3,425,308                                   $          3,425,308
                                           ==================                                    =====================


       The Company's statements of income include the following related to CLICA and CLINY for the period from July 10 to December 31, 2003:

                                                                       Period July 10, 2003
                                                                       to December 31, 2003
                                                                     --------------------------
       Total revenues                                              $            105,868
                                                                     --------------------------
       Benefits                                                                  92,193
       Operating expenses                                                         9,385
                                                                     --------------------------
        Total benefits and expenses                                             101,578

       Income from operations                                                     4,290
       Income taxes                                                               1,501
                                                                     --------------------------
       Net income                                                  $              2,789
                                                                     ==========================

       On August 31, 2003, the Company and The Canada Life Assurance Company ("CLAC"), a wholly owned subsidiary of Canada Life, entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC's United States Branch. The Company recorded $1,426,362 in premium income and increase in reserves associated with these policies.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       The Company recorded, at fair value, the following at August 31, 2003 as a result of this transaction:


       Assets                                                  Liabilities and Stockholder's Equity
       ------------------------------------------------------  ------------------------------------------------
       Fixed maturities                  $         635,061     Policy reserves              $      2,926,497
       Mortgage loans                              451,725      Policy and contract
       Policy loans                                278,152        claims                              45,229
       Reinsurance receivable                    1,320,636     Policyholders' funds                   65,958
       Deferred ceding
        commissions                                313,364
       Investment income
        due and accrued                             17,280
        Premiums in course of
         collection                                 21,466
                                           ------------------                                 -----------------
                                         $       3,037,684                                  $      3,037,684
                                           ==================                                 =================

       In the third quarter of 2004, the deferred ceding commission asset and certain policy reserve liabilities acquired as part of this reinsurance transaction were both decreased $157,000 based on the Company's final analysis of the policy reserves acquired. CLAC's United States branch had not previously computed policy liabilities under United States GAAP, which required the Company to estimate the amount of liabilities assumed, which was approximately $3,000,000 at September 1, 2003. These adjustments had no material effect on the Company's consolidated financial position or results of operations.

       The reinsurance receivable relates to the amount due to the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable will be the interest and other investment returns earned, as defined by the agreement, on a segregated pool of investments of the CLAC's United States branch. Pursuant to an interpretation of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (SFAS No.
       133), as amended, the Company has identified an embedded derivative for its exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting, the Company's net income decreased $5,282 and increased $7,387 during the years ended December 31, 2004 and 2003, respectively.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the United States operations of The Great-West Life Assurance Company ("GWL"), a wholly-owned subsidiary of Lifeco. Beginning in 2003, the Company began providing administrative and operational services for the United States operations of Canada Life. Beginning in 2002, the Company began performing investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table represents revenue from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred (including a profit charge) and resources expended based upon the number of policies, certificates in force and/or administered assets.

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Investment management revenue included in
        net investment income                                $       6,304       $       3,355      $         892
      Administrative and underwriting revenue
        included in operating expenses                               6,427               1,859                860
                                                                ---------------     ---------------    ---------------
      Total                                                  $      12,731       $      5,214       $       1,752
                                                                ===============     ===============    ===============

       At December 31, 2004 and 2003, due to GWL includes $1,321 and $5,612 due on demand and, at each date, $25,338 of a note payable, which matures on October 1, 2006. The note may be prepaid in whole or

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       in part at any time without penalty. The issuer may not demand payment before the maturity date. The note payable bears interest at 5.4%.

       At December 31, 2004 due from GWL&A Financial Inc. includes $55,915 due on demand and due to GWL&A Financial includes a surplus note with a face amount and carrying value of $195,000 and $194,164, respectively. At December 31, 2003 due to GWL&A Financial Inc. includes $691 due on demand and a $175,000 subordinated note. The surplus note, which bears interest at the rate of 6.675% per annum, matures on November 14, 2034. On November 15, 2004, GWL&A Financial issued a $175,000 deferrable debenture through an affiliated limited partnership ("Great-West LP") to qualified institutional investors. Also on November 15, 2004, Lifeco and 2023308 Ontario Inc. ("Ontario"), a wholly-owned subsidiary of Lifeco, made equity contributions in the combined amount of $23,000 to Great-West LP. Great-West LP in turn, invested the proceeds from the sale of the deferrable debentures together with a portion of the equity contributions from Lifeco and Ontario in certain junior subordinated deferrable debentures of GWLA Financial. On November 15, 2004, GWL&A Financial used the proceeds from the sale of its junior subordinated deferrable debentures to purchase the surplus note from the Company. On December 16, 2004, the Company used the proceeds from the sale of the surplus note to redeem the $175,000 subordinated note payable to GWL&A Financial and for general corporate purposes. Payments of principal and interest under the surplus note shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus note are payable only if at the time of such payment and after giving effect to the making thereof, the Company's surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

       Interest expense attributable to these related party obligations were $15,189, $14,345 and $14,976 for the years ended December 31, 2004, 2003 and 2002, respectively.

       On February 29, 2004, CLAC recaptured the group life and health business from the Company associated with the original Indemnity Reinsurance Agreement dated August 31, 2003, as discussed in Note 2. The Company recorded an income statement impact of $256,318 of negative premium income and change in reserves associated with these policies. The Company recorded, at fair value, the following at February 29, 2004 as a result of this transaction:


         Assets                                                     Liabilities and Stockholder's Equity
         --------------------------------------------------------   ------------------------------------------------
         Cash                              $         (126,105)      Policy reserves             $        (286,149)
         Reinsurance receivable                      (152,077)       Policy and contract
         Deferred ceding commission                   (29,831)        claims                              (32,755)
         Premiums in course of                                      Policyholders' funds                   (3,982)
           collection                                 (14,873)
                                              -------------------                                  -----------------
                                           $         (322,886)                                  $        (322,886)
                                              ===================                                  =================

  4.   ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgment is based on past loss experience and current and projected economic conditions.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                                      2004               2003                2002
                                                                 ---------------     --------------     ---------------
       Balance, beginning of year                              $       32,329      $       42,144     $       53,431
       Amounts acquired by reinsurance                                 (1,859)                                 6,207
       Provisions charged (reversed) to operations                       (517)              1,460             (7,544)
       Amounts written off - net                                       (7,015)            (11,275)            (9,950)
                                                                 ---------------     --------------     ---------------
       Balance, end of year                                    $       22,938      $       32,329     $       42,144
                                                                 ===============     ==============     ===============

       Activity in the allowance for premiums in course of collection is as follows:

                                                                      2004               2003                2002
                                                                 ---------------     --------------     ---------------
       Balance, beginning of year                              $       9,768       $       12,011     $       22,217
       Amounts acquired by reinsurance                                  (300)                                  1,600
       Provisions charged (reversed) to operations                        17                1,889             (5,729)
       Amounts written off - net                                      (1,734)              (4,132)            (6,077)
                                                                 ---------------     --------------     ---------------
       Balance, end of year                                    $       7,751       $        9,768     $       12,011
                                                                 ===============     ==============     ===============

5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum liability of $3,500 of coverage per individual life.

       In addition to the Indemnity Reinsurance Agreement entered into with CLAC (see Note 2), the Great-West Healthcare division of the Company entered into a reinsurance agreement during 2003 with Allianz Risk Transfer (Bermuda) Limited ("Allianz") to cede 90% in 2003 and 75% in 2004 of group health stop-loss and excess loss activity. This Allianz agreement was retroactive to January 1, 2003.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2004 and 2003, the reinsurance receivables had carrying values of $1,333,349 and $1,632,883, respectively.

       The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended, December 31, 2004:


                                                                                                                Percentage
                                                                                                                 of Amount
                                                      Reinsurance         Reinsurance                             Assumed
                                     Direct              Ceded              Assumed              Net              to Net
                                 ----------------   ----------------    ----------------   ----------------    --------------
      Life insurance in force:
       Individual              $    50,946,388    $    12,925,504     $    14,080,477    $     52,101,361         27.0%
       Group                        48,101,396            501,200           1,142,649          48,742,845          2.3%
                                 ----------------   ----------------    ----------------   ----------------
               Total           $    99,047,784    $    13,426,704     $    15,223,126    $    100,844,206
                                 ================   ================    ================   ================

      Premium income:
       Life insurance          $       347,603    $        54,610     $       128,097    $       421,090          30.4%
       Accident/health                 628,257            377,632            (103,721)           146,904         (70.6)%
                                 ----------------   ----------------    ----------------   ----------------
               Total           $       975,860    $       432,242     $        24,376    $       567,994
                                 ================   ================    ================   ================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended,
      December 31, 2003:

                                                                                                               Percentage
                                                                                                                of Amount
                                                      Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in force:
       Individual              $    49,590,015    $     16,483,477    $    18,054,587    $    51,161,125         35.3%
       Group                        49,150,866              18,941         53,570,393        102,702,318         52.2%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $    98,740,881    $     16,502,418    $    71,624,980    $   153,863,443
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       355,791    $         44,118    $     1,301,560    $     1,613,233         80.7%
       Accident/health                 678,516             423,592            321,996            576,920         55.8%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $     1,034,307    $        467,710    $     1,623,556    $     2,190,153
                                 ================   ================    ===============    ================

      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended,
      December 31, 2002:

                                                                                                               Percentage
                                                                                                                of Amount
                                                      Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in force:
       Individual              $    43,324,059    $     12,786,783    $     7,280,731    $    37,818,007         19.3%
       Group                        51,385,610                              7,186,698         58,572,308         12.3%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $    94,709,669    $     12,786,783    $    14,467,429    $    96,390,315
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       312,388    $         40,582    $        41,245    $       313,051         13.2%
       Accident/health                 728,972              43,047            128,820            814,745         15.8%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $     1,041,360    $         83,629    $       170,065    $     1,127,796
                                 ================   ================    ===============    ================


6.    NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

      The following table summarizes net investment income for the years ended December 31, 2004, 2003 and 2002:

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Investment income:
       Fixed maturities and short-term investments           $       687,329     $       697,209    $       673,825
       Equity investments                                             10,749               4,703              3,272
       Mortgage loans on real estate                                 104,902              85,966             51,440
       Policy loans                                                  203,127             195,633            209,608
       Other                                                          64,916              37,254              5,236
                                                                ---------------     ---------------    ---------------
                                                                   1,071,023           1,020,765            943,381
      Investment expenses, including interest on
       amounts charged by related parties
        of $15,189, $14,345 and $14,976                               37,716              32,365             24,016
                                                                ---------------     ---------------    ---------------
      Net investment income                                  $     1,033,307     $       988,400    $       919,365
                                                                ===============     ===============    ===============



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following table summarizes net realized gains on investments for the years ended December 31, 2004, 2003 and 2002:

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Net realized gains:
       Fixed maturities                                      $       34,960      $       26,621     $       33,455
       Equity investments                                             8,040               1,013              1,639
       Real estate and mortgage loans on real
          estate                                                      5,318               2,911              1,493
       Other                                                            (13)
       Provisions for mortgage impairments                            9,642               9,015              5,039
                                                                ---------------     ---------------    ---------------
      Net realized gains on investments                      $       57,947      $       39,560     $       41,626
                                                                ===============     ===============    ===============

7.     SUMMARY OF INVESTMENTS

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2004:

                                                              Gross              Gross             Estimated
                                         Amortized         Unrealized         Unrealized             Fair             Carrying
           Fixed Maturities:               Cost               Gains             Losses               Value              Value
      ----------------------------     --------------     --------------    ----------------     --------------     --------------
      U.S. Government and
       agencies direct
       obligations                  $     3,107,235    $      55,242     $        8,687       $      3,153,790   $     3,153,790
      Obligations of U.S.
       states and their
       subdivisions                       1,197,912           61,951              4,930              1,254,933         1,254,933
      Foreign government                     15,759              276                218                 15,817            15,817
      Corporate debt
       securities                         5,257,149          203,603             43,919              5,416,833         5,416,833
       Mortgage-backed and
       asset-backed
       securities                         3,332,857           65,994             21,634              3,377,217         3,377,217
      Other debt securities                  (1,457)                              2,091                 (3,548)           (3,548)
                                       --------------     --------------    ----------------     --------------     --------------
      Total fixed maturities        $    12,909,455    $     387,066     $       81,479       $     13,215,042   $    13,215,042
                                       ==============     ==============    ================     ==============     ==============
      Total equity
        Investments                 $       591,474    $      47,015     $        1,055       $        637,434   $       637,434
                                       ==============     ==============    ================     ==============     ==============



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following table summarizes fixed maturities and equity securities available for sale at December 31, 2003:

                                                              Gross              Gross             Estimated
                                         Amortized         Unrealized         Unrealized             Fair             Carrying
           Fixed Maturities:               Cost               Gains             Losses               Value              Value
      ----------------------------     --------------     --------------    ----------------     --------------     --------------
      U.S. Government and
       Agencies direct
       Obligations                  $     3,146,847    $      72,031     $       20,328       $      3,198,550   $     3,198,550
      Obligations of U.S.
       States and their
       Subdivisions                       1,133,234           79,323              4,204              1,208,353         1,208,353
      Foreign government                     58,211            1,191                940                 58,462            58,462
      Corporate debt
       Securities                         5,392,187          311,640            104,819              5,599,008         5,599,008
       Mortgage-backed and
       Asset-backed
       Securities                         3,025,297           84,057             35,196              3,074,158         3,074,158
      Other debt securities                   1,838                               3,805                 (1,967)           (1,967)
                                       --------------     --------------    ----------------     --------------     --------------
      Total fixed maturities        $    12,757,614    $     548,242     $      169,292       $     13,136,564   $    13,136,564
                                       ==============     ==============    ================     ==============     ==============
      Total equity
        Investments                 $       407,797    $      22,197     $        2,184       $        427,810   $       427,810
                                       ==============     ==============    ================     ==============     ==============

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 and 2003, by projected maturity, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                            December 31, 2004                       December 31, 2003
                                                   -------------------------------------    -----------------------------------
                                                      Amortized           Estimated            Amortized          Estimated
                                                        Cost              Fair Value             Cost             Fair Value
                                                   ----------------    -----------------    ----------------    ---------------
       Due in one year or less                  $        824,954    $         851,869    $        684,947    $        710,287
       Due after one
         Year through five years                       2,989,404            3,069,032           3,351,405           3,495,805
       Due after five years
         Through ten years                             1,887,974            1,956,626           1,660,758           1,743,056
       Due after ten years                             1,893,175            1,952,856           1,940,424           1,966,535
       Mortgage backed and asset
        Backed securities                              5,313,948            5,384,659           5,120,080           5,220,881
                                                   ----------------    -----------------    ----------------    ---------------
                                                $     12,909,455    $      13,215,042    $     12,757,614    $     13,136,564
                                                   ================    =================    ================    ===============

       Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2004, 2003 and 2002:


                                                                              Year Ended December 31,
                                                                -----------------------------------------------------
                                                                     2004                2003              2002
                                                                ---------------     ---------------    --------------
      Proceeds from sales                                    $      6,150,160    $      7,852,152   $     5,729,919
      Gross realized gains from sales                                 103,892              72,815            45,315
      Gross realized losses from sales                                (59,930)            (43,214)          (10,410)


       The Company makes limited use of derivative financial instruments to manage interest rate, market credit and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

       The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

       Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company's overall asset/liability matching program.

       The Company's use of derivatives treated as fair value hedges has been nominal in the last three years. Ineffective amounts had no material impact on net income for the years ended December 31, 2004, 2003 and 2002.

       Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa. Interest rate caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Hedge ineffectiveness in the amounts of $3,534, $125 and $177, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2004, 2003 and 2002 respectively.

       Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. Derivative gains in the amounts of $975, $1,024 and $563 were reclassified to net investment income in 2004, 2003 and 2002 respectively. As of December 31, 2004, the Company estimates that $1,410 of net derivative gains included in other comprehensive income will be reclassified into net investment income within the next twelve months.

       Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products and other new investments, however, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2004, the Company has one such security that has been created through the combination of a credit default swap and a United States Government Agency security.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value.

       Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS No. 133, as amended. As such, periodic changes in the market value of these instruments flow directly into net income. In 2004, 2003 and 2002, increases to net investment income of $4,043, $1,007 and $0 were recognized from market value changes of derivatives not receiving hedge accounting treatment, excluding the impact of the embedded derivative discussed in Note 2.

       The following tables summarize derivative financial instruments at December 31, 2004 and 2003:

T
                                                                       December 31, 2004
                                          ----------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                  Maturity
                                          --------------     --------------------------------     --------------------
      Interest rate caps               $       300,000                   11.65%                      January 2005

                                                                                                    February 2006 -
      Interest rate swaps                      221,264                2.40% - 5.20%                   March 2031

                                                                                                    October 2005 -
      Credit default swaps                     145,085                     N/A                       November 2007

      Foreign currency                                                                                June 2005 -
       exchange contracts                       27,585                     N/A                       November 2006

      Options: Calls                            22,000                   Various                     February 2006

      Total return swap:
        Receivable for
           coinsurance with
           funds withheld                    1,087,416                  Variable                    Indeterminable



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                                                       December 31, 2003
                                          ----------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                  Maturity
                                          --------------     --------------------------------     --------------------
                                                                                                    February 2004 -
      Interest rate caps               $       617,000               7.91% - 11.65%                  January 2005

                                                                                                    January 2004 -
      Interest rate swaps                      331,334                1.03% - 4.50%                  November 2009

                                                                                                    October 2005 -
      Credit default swaps                     171,310                     N/A                       November 2007

      Foreign currency                                                                                June 2005 -
       exchange contracts                       27,585                     N/A                       November 2006

      Options:
          Calls                                 92,700                   Various                      May 2004 -
                                                                                                       June 2007
          Puts                                  15,000                   Various                      March 2007

      Total return swap:
        Receivable for
           coinsurance with
           funds withheld                    1,287,059                  Variable                    Indeterminable


     The following table summarizes information with respect to impaired mortgage loans at December 31, 2004 and 2003:


                                                                                            December 31,
                                                                                  ---------------------------------
                                                                                       2004              2003
                                                                                  ---------------    --------------
     Loans, net of related allowance for credit losses of
       $13,000 and $19,542                                                     $      8,700       $       7,680
     Loans with no related allowance for credit losses                                5,560
     Average balance of impaired loans during the year                               25,049              29,633
     Interest income recognized while impaired                                          890               1,350
     Interest income received and recorded while impaired
       using the cash basis method of recognition                                     1,029               1,405

     As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $18,881 and $34,880 at December 31, 2004 and 2003, respectively.

     The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2004, 2003 and 2002:

                                                                             Year Ended December 31,
                                                               -----------------------------------------------------
                                                                    2004                2003              2002
                                                               ---------------     ---------------    --------------
     Balance, beginning of year                             $      31,889       $       55,654     $       57,654
     Provisions reversed to operations                             (3,192)              (9,817)            (3,588)
     Amounts written off                                             (304)             (15,766)              (139)
     Recoveries                                                     1,946                1,818              1,727
                                                               ---------------     ---------------    --------------
     Balance, end of year                                   $      30,339      $        31,889     $       55,654
                                                               ===============     ===============    ==============

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The carrying value of the Company's equity investments was $637,434 and $427,810 at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, the Company had an investment of $199,162 and $130,473, respectively, in an exchange-traded fund, which invests in corporate debt securities. Upon redemption of the fund, the Company has the option of receiving the underlying debt securities or the redemption value of the investment. At December 31, 2004 and 2003, the Company has invested $336,543 and $216,610, respectively in limited partnerships and limited liability corporations.

     The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2004 and 2003 were $85,867 and $128,341, respectively.

     The Company participates in a securities lending program whereby securities, which are included in invested assets, are loaned to third parties. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $336,949 and $288,834 and an estimated fair value of $340,755 and $299,521 were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for collateral under its control of $349,913 and $317,376 at December 31, 2004 and 2003, respectively.

     Impairment of Fixed Maturities and Equity Investments - The Company classifies all of its fixed maturities and equity investments as available-for-sale and marks them to market through other comprehensive income. All securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company's process for identifying other-than-temporary impairments.

     The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records writedowns as investment losses and adjusts the cost basis of the securities accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether an other-than-temporary impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

     o    Fair value is significantly below cost.
     o The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or a geographic area.
     o    The decline in fair value has existed for an extended  period of time.
     o    A debt security has been downgraded by a rating agency.
     o    The financial condition of the issuer has deteriorated.
     o Dividends have been reduced/eliminated or scheduled interest payments have not been made.

     While all available information is taken into account, it is difficult to predict the ultimate recoverable amount of a distressed or impaired security.

     The Company's portfolio of fixed maturities fluctuates in value based upon interest rates in financial markets and other economic factors. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. Therefore, the Company considers these declines in value as temporary, even in periods exceeding one year.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following tables summarize unrealized investment losses by class of investment at December 31, 2004 and 2003. The Company considers these investments to be only temporarily impaired.


        December 31, 2004               Less than twelve months       Twelve months or longer                     Total
    --------------------------    ------------------------------   -------------------------------    ------------------------------
                                   Estimated       Unrealized         Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:          Fair value         Loss           Fair value          Loss          Fair value          Loss
    --------------------------    -------------    ------------     --------------   -------------    -------------    -------------
    U.S. Government
      and agencies direct
      obligations              $       850,994  $       4,000    $       220,214          4,687    $    1,071,208   $        8,687
    Obligations of U.S.
      states and their
      subdivisions                     160,000          2,256            107,556          2,674           267,556            4,930
    Foreign government                  59,208            193              8,525             25            67,733              218
    Corporate debt
      securities                       643,064         17,054            600,119         26,865         1,243,183           43,919
    Mortgage-backed
      and asset-backed
      securities                       555,898          7,605            283,131         14,029           839,029           21,634
    Other debt securities               (3,547)         2,091                                              (3,547)           2,091
                                  -------------    ------------     --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,265,617  $      33,199    $     1,219,545         48,280    $    3,485,162   $       81,479
                                  =============    ============     ==============   =============    =============    =============


        December 31, 2003               Less than twelve months       Twelve months or longer                     Total
    --------------------------    ------------------------------   -------------------------------    ------------------------------
                                   Estimated       Unrealized         Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:          Fair value         Loss           Fair value          Loss          Fair value          Loss
    --------------------------    -------------    ------------     --------------   -------------    -------------    -------------
    U.S. Government
      and agencies direct
      obligations              $       472,620  $      20,149    $        30,791            179    $      503,411   $       20,328
    Obligations of U.S.
      states and their
      subdivisions                     160,668          3,947             16,679            257           177,347            4,204
    Foreign government                  26,133            940                                              26,133              940
    Corporate debt
      securities                     1,174,753         77,477            332,880         27,342         1,507,633          104,819
    Mortgage-backed
      and asset-backed
      securities                       404,762          7,150            247,056         28,046           651,818           35,196
    Other debt securities                                                (1,967)          3,805            (1,967)           3,805
                                  -------------    ------------     --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,238,936  $     109,663    $       625,439         59,629    $    2,864,375   $      169,292
                                  =============    ============     ==============   =============    =============    =============


       At December 31, 2004 and 2003, there were 480 and 556 securities, respectively, that had been in a loss position for less than twelve months with carrying values of $2,265,617 and $2,238,936, respectively, and unrealized losses of $33,199 and $109,663, respectively. At December 31, 2004 and 2003 less than 1% were rated non-investment grade. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired.

       At December 31, 2004 and 2003, there were 410 and 123 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values of $1,219,545 and $625,439, respectively, and unrealized losses of $48,280 and $59,629, respectively. The Company's impairment exposure is not concentrated in any one industry. At December 31, 2004, there are 14 airline industry securities on which $9,820 of impairment write-downs was recognized during 2004. For the years ended December 31, 2004 and 2003, mortgage-backed and asset-backed securities represent $14,029, or 29% and $28,046, or 47% of the unrealized losses, respectively. While the Company is in an unrealized loss position on these securities, payments continue to be made under their original terms. At December 31,

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       2004, the Company has no information to cause it to believe that any of these investments are other than temporarily impaired.

       At December 31, 2004 and 2003, the Company had unrealized losses on equity investments of $1,055 and $2,184, respectively. The decrease reflects security dispositions in 2004 and the overall improvement in the equity markets. At December 31, 2004, the Company has no information to cause it to believe that any of these investments are other than temporarily impaired.

       For the years ended December 31, 2004 and 2003, the Company recorded total other-than-temporary impairments in the fair value of its available-for-sale investments of $13,167 and $14,197, respectively.

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit.

       The following table provides information regarding the Company's commercial paper program at December 31, 2004 and 2003:


                                                                     December 31,
                                                -------------------------------------------------------
                                                          2004                          2003
                                                -------------------------     -------------------------
       Commercial paper outstanding            $           95,044            $           96,432
       Maturity range (days)                              10 - 66                        9 - 86
       Interest rate range                             2.18% - 2.50%                 1.18% - 1.20%

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following table summarizes the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2004 and 2003:

                                                                            December 31,
                                              -------------------------------------------------------------------------
                                                            2004                                   2003
                                              ----------------------------------     ----------------------------------
                                                 Carrying          Estimated           Carrying           Estimated
                                                  Amount           Fair Value           Amount            Fair Value
                                              ---------------    ---------------     --------------     ---------------
      ASSETS:
       Fixed maturities and
        short-term investments             $     13,923,843   $     13,923,843    $     13,988,762   $     13,988,762
       Equity investments                           637,434            637,434             427,810            427,810
       Mortgage loans on real estate
                                                  1,543,507          1,511,437           1,893,724          1,871,373
       Policy loans                               3,548,225          3,548,225           3,389,534          3,389,534
       Reinsurance receivables                    1,333,349          1,333,349           1,632,883          1,632,883

      LIABILITIES:
       Annuity contract reserves
        without life contingencies                4,831,428          4,833,755           5,157,776          5,245,946
       Policyholders' funds                         327,409            327,409             330,123            330,123
       Due to GWL                                    26,659             27,510              30,950             32,591
       Due to GWL&A Financial                       194,164            194,164             175,691            178,421
       Commercial paper                              95,044             95,044              96,432             96,432
       Repurchase agreements                        563,247            563,247             389,715            389,715


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities and equity investments not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

       The estimated fair value and carrying amount of reinsurance receivables includes $13,372 and $20,416 at December 31, 2004 and 2003, respectively, representing the estimated fair value of the embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the United States branch of CLAC. Valuation of the derivative is based on the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL&A Financial and GWL is based on discounted cash flows at current market rates on high quality investments.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       Included in fixed maturities and short-term investments are derivative financial instruments with a net liability position of $16,630 in 2004 and $1,967 in 2003. The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2004, 2003 and 2002 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and its unfunded post-retirement medical plan:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                             Defined Benefit Pension Plan                    Post-Retirement Medical Plan
                                               Year Ended December 31,                          Year Ended December 31,
                                      -------------------------------------------     --------------------------------------------
                                         2004           2003            2002            2004             2003             2002
                                      -----------     ----------     ------------     ----------     -------------     -----------
      Change in projected
       benefit obligation:
      Benefit obligation at
       beginning of year           $    212,963    $    186,047   $     150,521    $      44,105  $      31,242     $     57,861
      Service cost                        8,576           8,269           8,977            2,891          2,046            3,516
      Interest cost                      13,317          12,275          11,407            2,735          2,269            3,138
      Amendments                                                            827                                          (22,529)
      Actuarial (gain) loss               9,781          12,746          20,679            1,482          9,614           (9,814)
      Benefits paid                      (6,613)         (6,374)         (6,364)          (1,139)       (1,066)             (930)
                                      -----------     ----------     ------------     ----------     -------------     -----------
      Benefit obligation at
       end of year                 $    238,024    $    212,963   $     186,047    $      50,074  $      44,105     $     31,242
                                      ===========     ==========     ============     ==========     =============     ===========



                                              Defined Benefit Pension Plan
                                                Year Ended December 31,
                                       -----------------------------------------
                                          2004           2003            2002
                                       -----------     ----------     ----------
      Change in plan assets:
      Fair value of plan
       assets at beginning
       of year                      $    189,319    $  163,316     $  187,661
      Actual return on plan
       assets                             13,058        32,377        (17,981)
      Employer contributions               3,200
      Benefits paid                       (6,613)       (6,374)        (6,364)
                                       -----------     ----------     ----------
      Fair value of plan
        assets at end of year       $    198,964    $  189,319     $  163,316
                                       ===========     ==========     ==========

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)




                                              Defined Benefit Pension Plan                   Post-Retirement Medical Plan
                                                Year Ended December 31,                        Year Ended December 31,
                                       -------------------------------------------    -------------------------------------------
                                          2004           2003            2002            2004            2003            2002
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Funded (unfunded)
       status                       $    (39,060)   $    (23,643)  $     (22,730)  $    (50,074)   $     (44,105)  $    (31,242)
      Unrecognized net
       actuarial loss                     50,682          41,777          51,943         14,532           13,715          4,361
      Unrecognized prior
       service cost                        1,464           2,095           2,727         (7,965)          (8,679)        (9,392)
      Unrecognized net
       obligation or (asset)
       at transition                     (10,599)        (12,113)        (13,627)
                                       -----------     ----------     ------------    -----------     -----------     -----------
       Prepaid (accrued)
        benefit cost                       2,487           8,116          18,313        (43,507)         (39,069)       (36,273)
      Additional minimum
       liability                         (24,158)        (16,419)        (22,549)
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Prepaid benefit cost
       (accrued benefit
       liability)                        (21,671)         (8,303)         (4,236)       (43,507)         (39,069)       (36,273)
      Intangible asset                     1,464           2,095           2,727
       Accumulated other
       comprehensive
       income adjustments                 22,694          14,324          19,822
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Net amount recognized         $      2,487    $      8,116   $      18,313   $    (43,507)   $     (39,069)  $    (36,273)
                                       ===========     ==========     ============    ===========     ===========     ===========

      Increase (decrease) in
       minimum liability
       included in other
       comprehensive
       income                       $     (5,440)   $      3,573   $     (12,884)
                                       ===========     ==========     ============




                                                         Expected Benefit Payments Year Ended December 31,
                                    ---------------------------------------------------------------------------------------------
                                                                                                                         2010
                                                                                                                        through
                                          2005           2006            2007            2008            2009            2014
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Defined benefit
        pension plan                $      7,567    $      7,881   $       8,341   $      8,968    $       9,682   $     61,557
      Post-retirement
        medical plan                       1,381           1,658           1,937          2,216            2,487         17,669


      During 2003, Congress passed the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 (the "Act"), which made significant changes to the federal Medicare Program. The Act provides for drug benefits under a new Medicare Part D program.

      The measurement of the accumulated post-retirement benefit obligation and the net post-retirement benefit cost included in these financial statements do not reflect the effects that this legislation may have on the plan. Authoritative guidance on the accounting for this issue is currently pending and when issued, could require the Company to revise previously reported information.

      The accumulated benefit obligation for all defined benefit pension plans was $220,635 and $197,623 at December 31, 2004 and 2003, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table presents the components of net periodic benefit cost for the years ended December 31, 2004, 2003 and 2002:


                                                       Years Ended December 31,                   Years Ended December 31,
                                                     Defined Benefit Pension Plan               Post-Retirement Medical Plan
                                              -------------------------------------------    -----------------------------------
                                                 2004             2003           2002          2004         2003         2002
                                              ------------     -----------    -----------    ---------    ---------     --------
      Components of net periodic
       benefit cost:
      Service cost                         $      8,576     $      8,269   $      8,977   $    2,891   $    2,046    $     3,516
      Interest cost                              13,317           12,275         11,406        2,735        2,269          3,138
      Expected return on
       plan assets                              (14,933)         (12,954)       (14,782)
      Amortization of transition
       obligation                                (1,514)          (1,514)        (1,514)                                     808
      Amortization of unrecognized
       prior service costs                          632              632            632         (713)        (713)           161
      Amortization of gain from
       earlier periods                            2,751            3,489                         664          261
                                              ------------     -----------    -----------    ---------    ---------     --------
      Net periodic benefit cost            $      8,829     $     10,197   $      4,719   $    5,577   $    3,863    $     7,623
                                              ============     ===========    ===========    =========    =========     ========

      The following table presents the assumptions used in determining benefit obligations for the years ended
      December 31, 2004, 2003 and 2002:

                                                           Pension Benefits                     Post-Retirement Medical Plan
                                              -------------------------------------------    -----------------------------------
                                                 2004             2003           2002          2004         2003         2002
                                              ------------     -----------    -----------    ---------    ---------     --------
      Discount rate                              6.00%            6.25%         6.75%          6.00%        6.25%         6.75%
      Expected return on
       plan asset                                8.00%            8.00%         8.00%
      Rate of compensation
       increase                                  3.19%           3.44%          3.92%         3.19%        3.44%          3.92%

       The Company-sponsored post-retirement medical plan (the "medical plan") provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2004, 2003 or 2002.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change.

       The following table presents what a one-percentage-point change would have on assumed health care cost trend rates:

                                                                                One Percentage            One Percentage
                                                                                Point Increase            Point Decrease
                                                                             ----------------------    ---------------------
      Increase (decrease) on total of service and interest cost
       on components                                                      $               529       $              (451)
      Increase (decrease) on post-retirement benefit obligation                         4,211                    (2,692)


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The following table presents how the Company's pension plan assets are invested at December 31, 2004 and 2003:

                                                                                             December 31,
                                                                             ----------------------------------------------
                        Asset Category:                                              2004                     2003
                                                                             ----------------------    --------------------
                          Equity securities                                            64%                     61%
                          Debt securities                                              29%                     25%
                          Other                                                         7%                     14%
                                                                             ----------------------    --------------------
                                 Total                                                100%                    100%
                                                                             ======================    ====================

       The following table presents the Company's target allocation for invested plan assets at December 31, 2005:

                        Asset Category:                                          December 31, 2005
                                                                             --------------------------
                          Equity securities                                              60%
                          Debt securities                                                30%
                          Other                                                          10%
                                                                             --------------------------
                                 Total                                                  100%
                                                                             ==========================

       The Company does not expect to make contributions to its pension plan in 2005.

       The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

       The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

       The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2004, 2003 and 2002 totaled $7,363, $6,646 and $7,257, respectively.

       The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant deferrals, which are reflected in other liabilities, are $16,810 and $15,350 at December 31, 2004 and 2003, respectively. The participant deferrals earned interest at the average rate of 6.56% during 2004. The interest rate is based on the Moody's Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 7.25% to 8.3% for retired participants. Interest expense related to this plan was $1,184, $1,087 and $1,085 for the years ended December 31, 2004, 2003 and 2002, respectively.

       The Company has a deferred compensation plan for regional sales managers and individual sales managers and a deferred compensation plan for producers providing select regional group managers, individual sales managers and producers with the opportunity to participate in an unfunded deferred

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Effective January 1, 2005, this program will no longer accept deferrals. Participant deferrals, which are reflected in other liabilities, are $6,339 and $6,576 at December 31, 2004 and 2003, respectively. The participant deferrals earned interest at the average rate of 4.50% during 2004. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $291, $362 and $ 374 for the years ended December 31, 2004, 2003 and 2002, respectively.

       The Company has a non-qualified deferred compensation plan providing a select group of management or highly compensated individuals with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer a portion of their compensation and earn interest on the amount deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant deferrals, which are reflected in other liabilities, are $9,246 and $8,435 at December 31, 2004 and 2003, respectively. Participant deferrals earned interest at rates ranging from 1.11% to 20.84% during 2004. The interest rate is based on the rates earned on the investments elected by the participants.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan was $2,966, $3,073 and 2,494 for the years ended December 31, 2004, 2003 and 2002, respectively. The total liability of $27,185 and $24,942 at December 31, 2004 and 2003, respectively, is included in other liabilities.

11.    FEDERAL INCOME TAXES

       The following table presents a reconciliation between the statutory federal income tax rate and the Company's effective income tax rate for the years 2004, 2003 and 2002:


                                                                      2004                  2003                  2002
                                                                -----------------     -----------------      ----------------
      Statutory federal income tax rate                                35.0        %        35.0          %        35.0         %
      Tax effect of:
       Reduction in tax contingency                                    (0.3)                (2.1)                  (3.3)
       Investment income not subject to federal tax                    (1.3)                (2.1)                  (1.4)
       Tax credits                                                     (2.4)                                       (0.2)
       Other, net                                                        .5                  1.8                    1.4
                                                                -----------------     -----------------      ----------------
       Effective income tax rate                                       31.5        %        32.6          %        31.5         %
                                                                =================     =================      ================

       The Company has reduced its liability in each of the last three years for tax contingencies due to the completion of Internal Revenue Service examinations.

       Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2004 and 2003 are as follows:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)




                                                                                   December 31,
                                                      ------------------------------------------------------------------------
                                                                    2004                                  2003
                                                      ----------------------------------    ----------------------------------
                                                         Deferred          Deferred           Deferred            Deferred
                                                           Tax                Tax                Tax                Tax
                                                          Asset            Liability            Asset            Liability
                                                      ---------------    --------------     --------------     ---------------
      Policyholder reserves                        $      334,357     $                  $       358,014    $
      Deferred policy acquisition costs                                      127,563                                 96,067
      Deferred acquisition cost proxy tax                 137,867                                126,662
      Investment assets                                                      242,297                                277,358
      Other                                                36,481                                  8,720
                                                      ---------------    --------------     --------------     ---------------
               Total deferred taxes                $      508,705     $      369,860     $       493,396    $       373,425
                                                      ===============    ==============     ==============     ===============

       Amounts included for investment assets above include $75,726 and $74,326 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2004 and 2003, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account at December 31, 2004 is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.    OTHER COMPREHENSIVE INCOME


       The following table presents the composition of other comprehensive income for the year ended December 31, 2004:


                                                                                      Tax
                                                                Before Tax          (Expense)           Net of Tax
                                                                  Amount             Benefit              Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $         7,326      $        (2,564)     $        4,762
      Unrealized holding gains (losses) arising
       during the period                                        (12,706)               4,448              (8,258)
      Less: reclassification adjustment for
       (gains) losses realized in net income                    (35,908)              12,567             (23,341)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             (41,288)              14,451             (26,837)
      Reserve and deferred policy acquisition costs
       adjustment                                                35,773              (12,521)             23,252
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (5,515)               1,930              (3,585)
      Minimum pension liability adjustment                       (8,370)               2,930              (5,440)
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $       (13,885)     $         4,860      $       (9,025)
                                                           =================    =================    =================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



      The following table presents the composition of other comprehensive income for the year ended December 31, 2003:

                                                                                      Tax
                                                               Before-Tax           (Expense)           Net-of-Tax
                                                                Amount               Benefit              Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $        (18,159)    $          6,356     $        (11,803)
      Unrealized holding gains (losses) arising
       during the period                                          12,967               (4,538)               8,429
      Less:  reclassification adjustment for
       (gains) losses realized in net income                     (22,824)               7,989              (14,835)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (28,016)               9,807              (18,209)
      Reserve and deferred policy acquisition costs
       adjustment                                                (12,553)               4,393               (8,160)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (40,569)              14,200              (26,369)
      Minimum pension liability adjustment                         5,498               (1,925)               3,573
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $        (35,071)    $         12,275     $        (22,796)
                                                           =================    =================    =================

      The following table presents the composition of other comprehensive income for the year ended December 31, 2002:

                                                                                      Tax
                                                               Before-Tax           (Expense)           Net-of-Tax
                                                                 Amount             or Benefit            Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $        (7,486)     $         2,620      $         (4,866)
      Unrealized holding gains (losses) arising
       during the period                                        192,079              (67,290)              124,789
      Less:  reclassification adjustment for
        (gains) losses realized in net income                    (8,004)               2,802                (5,202)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             176,589              (61,868)              114,721
      Reserve and deferred policy acquisition
       costs adjustment                                         (42,681)              14,953               (27,728)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             133,908              (46,915)               86,993
      Minimum pension liability adjustment                      (19,822)               6,938               (12,884)
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $       114,086      $       (39,977)     $         74,109
                                                           =================    =================    =================


13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

       At December 31, 2004 and 2003, the Company had 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       Dividends in the amount of $163,230, $75,711 and $170,572, were paid on common stock in 2004, 2003 and 2002, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for years ended December 31, 2004, 2003 and 2002 are as follows:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                                     Year Ended December 31,
                                     --------------------------------------------------------
                                          2004                 2003                2002
                                     ----------------    -----------------    ---------------
                                       (Unaudited)
      Net income (loss)           $        402,341    $        (75,626)    $       205,749
      Capital and surplus                1,477,425           1,281,191           1,292,292


       The maximum amount of dividends, which can be paid to stockholders by insurance companies domiciled in the State of Colorado, is subject to restrictions relating to statutory surplus and statutory net gain from operations. Unaudited statutory surplus and net gains from operations at December 31, 2004 were $1,477,425 and 496,470, respectively. The Company should be able to pay up to $496,470 (unaudited) of dividends in 2005.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the "Lifeco plan") that provides for the granting of options of its common shares to certain officers and employees of its subsidiaries, including the Company. Options may be granted with exercise prices not less than the market price on the date of the grant. Termination of employment prior to vesting results in the forfeiture of the options. The stock of Power Financial Corporation ("PFC"), which is the parent corporation of Lifeco, and Lifeco split on July 21, 2004 and October 4, 2004, respectively. All prior year numbers have been restated to reflect the stock splits. As of December 31, 2004, 2003 and 2002, stock available for award to Company employees under the Lifeco plan aggregated 5,588,588, 6,068,688 and 7,834,688 shares, respectively.

       The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vested and became exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. Variable options granted to Company employees totaling 556,000 and 3,664,000 in 1998 and 1997, respectively, became exercisable, if certain cumulative financial targets were attained by the end of 2001. A total of 351,022 options vested and became exercisable. The exercise period runs from June 26, 2007

       Additional variable options granted in 2004, 2003, 2001, 2000 and 1998 totaling 0, 200,000, 160,000, 240,000 and 760,000 shares, respectively, become exercisable if certain sales or financial targets are attained. During 2004, 2003 and 2002, none of these options vested and accordingly, the Company did not recognize compensation expense. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding and the weighted-average exercise price (the "WAEP") for 2004, 2003 and 2002. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                                 2004                           2003                          2002
                                       --------------------------     --------------------------   ----------------------------
                                         Options          WAEP          Options         WAEP         Options           WAEP
       ---------------------------     -------------     ---------    ------------    ----------   -------------     ----------
       Outstanding, Jan. 1                 7,754,314 $     8.09         8,894,290 $     6.83        12,796,298   $     5.83
         Granted                             242,000      18.96         1,706,000     13.41           349,000        11.08
         Exercised                         1,248,834       6.65           972,352      5.43         2,718,982         3.58
         Expired or canceled                 473,276      14.36         1,873,624      6.98         1,532,026         5.51
                                       ------------     ---------      ----------    ----------   -------------     ----------
       Outstanding, Dec 31                 6,274,204 $    11.87         7,754,314 $   10.29         8,894,290   $     6.83
                                       =============    =========     ===========    ==========   =============     ==========

         Options exercisable
         At year-end                      4,195,804  $     9.98          4,554,584 $     8.09         4,243,276   $     5.84
                                       ============     =========     ============    ==========   =============     ==========



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


                                                 2004                           2003                           2002
                                         Options          WAEP          Options         WAEP          Options          WAEP
       Weighted average
         fair value of
         options granted
         during year               $      4.80                    $      3.49                    $     3.73
                                       ============                   ============                  ============

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2004:


                                                    Outstanding                                   Exercisable
                                 --------------------------------------------------     ---------------------------------
                                                       Average          Average                               Average
             Exercise                Options             Life           Exercise            Options           Exercise
           Price Range             Outstanding        Remaining          Price            Outstanding          Price
       ---------------------     ----------------    -------------    -------------     ----------------    -------------
          $3.53 - $6.76                686,800           1.93      $       4.84               686,800    $        4.84
          $8.42 - $11.22             2,494,304           4.99              9.24             2,401,704             9.25
         $14.28 - $20.93             3,093,100           7.60             15.55             1,107,300            14.75

       Of the exercisable Lifeco options, 3,870,404 relate to fixed option grants and 325,400 relate to variable grants.

       Power Financial Corporation ("PFC"), which is the parent corporation of Lifeco, has a stock option plan (the "PFC plan") that provides for the granting of options for its common shares to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan.

       The following table summarizes the status of, and changes in, the PFC plan options granted to Company officers and their WAEP for 2004, 2003 and 2002. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                                2004                         2003                          2002
                                       ------------------------    --------------------------    --------------------------
                                         Options        WAEP         Options          WAEP         Options          WAEP
                                       ------------   ---------    -------------    ---------    -------------    ---------
      Outstanding, Jan 1,                    0      $    0.00            0       $     0.00           140,000  $     1.08
        Exercised                            0           0.00            0             0.00          (140,000)       1.11
                                       ------------   ---------    -------------    ---------    -------------    ---------
      Outstanding, Dec 31,                   0           0.00            0       $     0.00                 0  $     0.00
                                       ============   =========    =============    =========    =============    =========
      Options exercisable
        at year-end                          0      $    0.00            0       $     0.00                 0  $     0.00
                                       ------------   ---------    -------------    ---------    -------------    ---------

       The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

                                                                   Granted During The Year Ended December 31,
                                                             --------------------------------------------------------
                                                                  2004                 2003                2002
                                                             ----------------    -----------------    ---------------
      Dividend yield                                              2.58%                 2.81%              2.45%
      Expected volatility                                        24.64%                26.21%             31.67%
      Risk free interest rate                                     4.33%                 4.48%              5.13%
      Expected duration                                         6.7 years            7 years             7 years

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


15.    SEGMENT INFORMATION

       The Company has two reportable segments: Great-West Healthcare and Financial Services. The Great-West Healthcare segment markets group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to individuals, public and not-for-profit employers and corporations, and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       The following table summarizes segment financial information for the year ended and as of December 31, 2004:


                                                                               Year Ended December 31, 2004
                                                              ---------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Revenue:
       Premium income                                      $        261,957      $        311,303       $         573,260
       Fee income                                                   649,113               266,531                 915,644
       Net investment income                                         46,253               987,054               1,033,307
       Realized investment gains                                     15,248                42,699                  57,947
                                                              ------------------    -------------------    ------------------
      Total revenue                                                 972,571             1,607,587               2,580,158
                                                              ------------------    -------------------    ------------------
      Benefits and Expenses:
       Benefits                                                      68,306             1,067,499               1,135,805
       Operating expenses                                           680,563               287,150                 967,713
                                                              ------------------    -------------------    ------------------
      Total benefits and expenses                                   748,869             1,354,649               2,103,518
                                                              ------------------    -------------------    ------------------
      Net operating income before income taxes                      223,702               252,938                 476,640
      Income taxes                                                   74,541                75,679                 150,220
                                                              ------------------    -------------------    ------------------
      Net income                                           $        149,161      $        177,259       $         326,420
                                                              ==================    ===================    ==================

                                                                                    December 31, 2004
                                                              ---------------------------------------------------------------
      Assets:                                                    Great-West             Financial
                                                                 Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Investment assets                                    $        1,564,644    $       18,088,365     $      19,653,009
      Other assets                                                    274,914             2,982,571             3,257,485
      Separate account assets                                                            14,155,397            14,155,397
                                                              ------------------    -------------------    ------------------
      Total assets                                         $        1,839,558    $       35,226,333     $      37,065,891
                                                              ==================    ===================    ==================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



      The following table summarizes segment financial information for the year ended and as of December 31, 2003:

                                                                               Year Ended December 31, 2003
                                                              ---------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Revenue:
       Premium income                                      $         838,194     $        1,414,703     $       2,252,897
       Fee income                                                    607,369                232,703               840,072
       Net investment income                                          72,191                916,209               988,400
       Realized investment gains                                      10,340                 29,220                39,560
                                                              ------------------    -------------------    ------------------
      Total revenue                                                1,528,094              2,592,835             4,120,929
                                                              ------------------    -------------------    ------------------
      Benefits and Expenses:
       Benefits                                                      567,603              2,116,001             2,683,604
       Operating expenses                                            699,146                266,538               965,684
                                                              ------------------    -------------------    ------------------
      Total benefits and expenses                                  1,266,749              2,382,539             3,649,288
                                                              ------------------    -------------------    ------------------

      Net operating income before income taxes                       261,345                210,296               471,641
      Income taxes                                                    88,104                 65,516               153,620
                                                              ------------------    -------------------    ------------------
      Net income                                           $         173,241     $          144,780     $         318,021
                                                              ==================    ===================    ==================

                                                                                    December 31, 2003
                                                              ---------------------------------------------------------------

      Assets:                                                    Great-West             Financial
                                                                 Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Investment assets                                    $       1,351,871     $       18,347,959     $      19,699,830
      Other assets                                                   275,005              3,459,820             3,734,825
      Separate account assets                                                            13,175,480            13,175,480
                                                              ------------------    -------------------    ------------------
      Total assets                                         $       1,626,876     $       34,983,259     $      36,610,135
                                                              ==================    ===================    ==================

       The following table summarizes segment financial information for the year ended and as of December 31, 2002:

                                                                              Year Ended December 31, 2002
                                                             ---------------------------------------------------------------
                                                                Great-West              Financial
      Operations:                                               Healthcare              Services                Total
                                                             ------------------     ------------------     -----------------
      Revenue:
       Premium income                                     $          960,191     $        159,904       $       1,120,095
       Fee income                                                    660,423              223,139                 883,562
       Net investment income                                          67,923              851,442                 919,365
       Realized investment gains                                       8,918               32,708                  41,626
                                                             ------------------     ------------------     -----------------
      Total revenue                                                1,697,455            1,267,193               2,964,648
                                                             ------------------     ------------------     -----------------
      Benefits and Expenses:
       Benefits                                                      761,481              831,272               1,592,753
       Operating expenses                                            732,472              225,671                 958,143
                                                             ------------------     ------------------     -----------------
      Total benefits and expenses                                  1,493,953            1,056,943               2,550,896
                                                             ------------------     ------------------     -----------------

      Net operating income before income taxes                       203,502              210,250                 413,752
      Income taxes                                                    67,198               63,017                 130,215
                                                             ------------------     ------------------     -----------------
      Net income                                          $          136,304     $        147,233       $         283,537
                                                             ==================     ==================     =================


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table, which summarizes premium and fee income by segment, represents supplemental information for the years ended December 31, 2004, 2003 and 2002:

                                                                                  Year Ended December 31,
                                                              ----------------------------------------------------------------
                                                                    2004                   2003                   2002
                                                              ------------------    -------------------    -------------------
      Premium Income:
      Great-West Healthcare:
      Group Life & Health                                  $        261,957      $        838,194       $        960,191
                                                              ------------------    -------------------    -------------------
               Total Great-West Healthcare                          261,957               838,194                960,191
                                                              ------------------    -------------------    -------------------
      Financial Services:
      Retirement Services                                             1,640                   824                     15
      Individual Markets                                            309,663             1,413,879                159,889
                                                             -------------------    -------------------     ------------------
               Total Financial Services                             311,303             1,414,703                159,904
                                                              ------------------    -------------------    -------------------
      Total premium income                                 $        573,260      $      2,252,897       $      1,120,095
                                                              ==================    ===================    ===================

                                                                                  Year Ended December 31,
                                                              ----------------------------------------------------------------
                                                                    2004                   2003                   2002
                                                              ------------------    -------------------    -------------------
      Fee Income:
      Great-West Healthcare:
      Group Life & Health (uninsured plans)                $        649,113      $        607,369       $        660,423
                                                              ------------------    -------------------    -------------------
               Total Great-West Healthcare                          649,113               607,369                660,423
                                                              ------------------    -------------------    -------------------
      Financial Services:
      Retirement Services                                           226,958               199,374                196,972
      Individual Markets                                             39,573                33,329                 26,167
                                                              ------------------    -------------------    -------------------
               Total Financial Services                             266,531               232,703                223,139
                                                              ------------------    -------------------    -------------------
      Total fee income                                     $        915,644      $        840,072       $        883,562
                                                              ==================    ===================    ===================

16.   OBLIGATIONS RELATING TO DEBT AND LEASES

      The Company enters into operating leases primarily for office space. The following table shows, as of December 31, 2004, scheduled related party debt repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years 2005 through 2009.



                                       2005          2006            2007          2008            2009         Thereafter
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Related party notes         $             $    25,000    $              $              $              $      195,000
      Operating leases                21,968        19,471           17,935       17,463           16,019            7,279
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Total contractual
       obligations                $   21,968    $   44,471     $     17,935   $   17,463     $     16,019   $      202,279
                                     ==========    ==========     ===========    ==========     ===========    ==============

17.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  SCHEDULE III
                       SUPPLEMENTAL INSURANCE INFORMATION
                                 (In Thousands)


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2004                        Segment              Segment              Total
----------------------------------------------
                                                                  -----------------    ----------------    -----------------
Deferred policy acquisition costs                               $                    $       301,603     $       301,603
Future policy benefits, losses, claims, expenses                        323,975           17,580,163          17,904,138
Unearned premiums                                                        37,749                  432              38,181
Other policy claims and benefits payable                                564,623              434,622             999,245
Premium income                                                          261,957              311,303             573,260
Net investment income                                                    46,253              987,054           1,033,307
Benefits, claims, losses and settlement expenses                         68,306            1,067,499           1,135,805
Amortization of deferred policy acquisition costs                                             40,536              40,536
Other operating expenses                                                680,563              287,150             967,713


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2003                        Segment              Segment              Total
----------------------------------------------
                                                                  -----------------    ----------------    -----------------
Deferred policy acquisition costs                               $                    $       284,866     $       284,866
Future policy benefits, losses, claims, expenses                        569,425           18,051,633          18,621,058
Unearned premiums                                                        28,475                  545              29,020
Other policy claims and benefits payable                                623,337              429,965           1,053,302
Premium income                                                          838,194            1,414,703           2,252,897
Net investment income                                                    72,191              916,209             988,400
Benefits, claims, losses and settlement expenses                        567,603            2,116,001           2,683,604
Amortization of deferred policy acquisition costs                                             36,283              36,283
Other operating expenses                                                699,146              266,538             965,684


                                                                                          Financial
                                                                     Healthcare           Services
For the year ended December 31, 2002                                  Segment              Segment              Total
------------------------------------
                                                                  -----------------    ----------------    -----------------
Premium income                                                  $       960,191      $       159,904     $     1,120,095
Net investment income                                                    67,923              851,442             919,365
Benefits, claims, losses and settlement expenses                        761,481              831,272           1,592,753
Amortization of deferred policy acquisition costs                                             38,707              38,707
Other operating expenses                                                732,472              225,671             958,143


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                AIM V.I. HIGH    AIM V.I.        ALGER        ALGER         ALGER       ALLIANCE
                                                    YIELD       TECHNOLOGY      AMERICAN    AMERICAN       AMERICAN     BERNSTEIN
                                                  PORTFOLIO      PORTFOLIO      BALANCED     GROWTH     MIDCAP GROWTH   VP GROWTH
                                                                               PORTFOLIO    PORTFOLIO     PORTFOLIO     & INCOME
                                                                                                                         PORTFOLIO
                                                ------------------------------------------------------------------------------------
Schwab Signature Annuity:
ASSETS:
    Investments at market value (1)              $   3,469,624  $   1,325,291 $ 4,339,713 $   4,699,526 $   2,701,051 $  12,804,115
    Investment income due and accrued
    Purchase payments receivable                                                                               16,227
    Due from Great West Life & Annuity Insurance Company                                                                     21,897
                                                   ------------   ------------  ----------  ------------  ------------  ------------
                                                   ------------   ------------  ----------  ------------  ------------  ------------

       Total assets                                  3,469,624      1,325,291   4,339,713     4,699,526     2,717,278    12,826,012
                                                   ------------   ------------  ----------  ------------  ------------  ------------
                                                   ------------   ------------  ----------  ------------  ------------  ------------

LIABILITIES:
    Redemptions payable                                                                                                     123,510
    Due to Great West Life & Annuity Insurance Company     522            199         662           739           430         2,035
                                                   ------------   ------------  ----------  ------------  ------------  ------------
                                                   ------------   ------------  ----------  ------------  ------------  ------------

       Total liabilities                                   522            199         662           739           430       125,545
                                                   ------------   ------------  ----------  ------------  ------------  ------------
                                                   ------------   ------------  ----------  ------------  ------------  ------------

NET ASSETS                                       $   3,469,102  $   1,325,092 $ 4,339,051 $   4,698,787 $   2,716,848 $  12,700,467
                                                   ============   ============  ==========  ============  ============  ============
                                                   ============   ============  ==========  ============  ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   3,469,102  $   1,325,092 $ 4,339,051 $   4,698,787 $   2,716,848 $  12,337,100
    Contracts in payout phase                                                                                               363,367
                                                   ------------   ------------  ----------  ------------  ------------  ------------
                                                   ------------   ------------  ----------  ------------  ------------  ------------

NET ASSETS                                       $   3,469,102  $   1,325,092 $ 4,339,051 $   4,698,787 $   2,716,848 $  12,700,467
                                                   ============   ============  ==========  ============  ============  ============
                                                   ============   ============  ==========  ============  ============  ============

ACCUMULATION UNITS OUTSTANDING                         306,470        225,111     416,297       527,843       201,546     1,128,928

UNIT VALUE (ACCUMULATION)                        $       11.32  $        5.89 $     10.42 $        8.90 $       13.48 $       10.93
                                                   ============   ============  ==========  ============  ============  ============
                                                   ============   ============  ==========  ============  ============  ============

(1) Cost of investments:                         $   3,521,921  $   1,250,867 $ 3,898,478 $   4,113,861 $   2,445,354 $  10,701,396
    Shares of investments:                             537,926        106,706     320,274       133,813       129,858       531,732


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                      ALLIANCE       ALLIANCE     ALLIANCE    AMERICAN      AMERICAN      AMERICAN
                                                    BERNSTEIN VP   BERNSTEIN VP BERNSTEIN VP CENTURY VP    CENTURY VP    CENTURY VP
                                                       GROWTH      REAL ESTATE    UTILITY     BALANCED      INCOME &   INTERNATIONAL
                                                     PORTFOLIO      INVESTMENT     INCOME    PORTFOLIO      GROWTH IV    PORTFOLIO
                                                                    PORTFOLIO    PORTFOLIO                  PORTFOLIO
                                                   ---------------------------------------------------------------------------------

Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $    2,534,535 $   13,709,263 $  2,557,212 $1,735,672  $   6,038,151 $    5,123,662
    Investment income due and accrued
    Purchase payments receivable                                         2,034                  70,603         24,948
    Due from Great West Life & Annuity Insurance Company                17,424
                                                   -------------  ------------- ------------ ----------   ------------  ------------
                                                   -------------  ------------- ------------ ----------   ------------  ------------

       Total assets                                   2,534,535     13,728,721    2,557,212  1,806,275      6,063,099      5,123,662
                                                   -------------  ------------- ------------ ----------   ------------  ------------
                                                   -------------  ------------- ------------ ----------   ------------  ------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company      388          2,042          387        268            922            783
                                                   -------------  ------------- ------------ ----------   ------------  ------------
                                                   -------------  ------------- ------------ ----------   ------------  ------------

       Total liabilities                                    388          2,042          387        268            922            783
                                                   -------------  ------------- ------------ ----------   ------------  ------------
                                                   -------------  ------------- ------------ ----------   ------------  ------------

NET ASSETS                                       $    2,534,147 $   13,726,679 $  2,556,825 $1,806,007  $   6,062,177 $    5,122,879
                                                   =============  ============= ============ ==========   ============  ============
                                                   =============  ============= ============ ==========   ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    2,534,147 $   13,437,537 $  2,556,825 $1,806,007  $   6,062,177 $    5,122,879
    Contracts in payout phase                                          289,142
                                                   -------------  ------------- ------------ ----------   ------------  ------------
                                                   -------------  ------------- ------------ ----------   ------------  ------------

NET ASSETS                                       $    2,534,147 $   13,726,679 $  2,556,825 $1,806,007  $   6,062,177 $    5,122,879
                                                   =============  ============= ============ ==========   ============  ============
                                                   =============  ============= ============ ==========   ============  ============

ACCUMULATION UNITS OUTSTANDING                          257,950        664,090      166,981    154,269        533,561        524,624

UNIT VALUE (ACCUMULATION)                        $         9.82 $        20.23 $      15.31 $    11.71  $       11.36 $         9.76
                                                   =============  ============= ============ ==========   ============  ============
                                                   =============  ============= ============ ==========   ============  ============

(1) Cost of investments:                         $    2,275,893 $   10,206,065 $  2,215,805 $1,622,536  $   5,503,777 $    4,633,101
    Shares of investments:                              138,499        663,565      140,738    238,416        824,884        697,097


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN  BARON CAPITAL  DELAWARE VIP   DREYFUS      DREYFUS VIF  DREYFUS VIF
                                                     CENTURY VP  ASSET FUND       SMALL     MIDCAP STOCK  APPRECIATION   DEVELOPING
                                                       VALUE                    CAP VALUE    PORTFOLIO      PORTFOLIO     LEADERS
                                                     PORTFOLIO                    SERIES                                PORTFOLIO
                                                                                PORTFOLIO
                                                   ---------------------------------------------------------------------------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $    3,910,287 $5,778,135 $   16,705,330 $1,107,825  $      16,160 $    2,492,348
    Investment income due and accrued
    Purchase payments receivable                         26,564    109,107
    Due from Great West Life & Annuity Insurance Company
                                                   ------------- ----------  ------------- ----------   ------------  -------------
                                                   ------------- ----------  ------------- ----------   ------------  -------------

       Total assets                                   3,936,851  5,887,242     16,705,330  1,107,825         16,160      2,492,348
                                                   ------------- ----------  ------------- ----------   ------------  -------------
                                                   ------------- ----------  ------------- ----------   ------------  -------------

LIABILITIES:
    Redemptions payable                                                             6,165
    Due to Great West Life & Annuity Insurance Company      603        829          2,537        174              2            375
                                                   ------------- ----------  ------------- ----------   ------------  -------------
                                                   ------------- ----------  ------------- ----------   ------------  -------------

       Total liabilities                                    603        829          8,702        174              2            375
                                                   ------------- ----------  ------------- ----------   ------------  -------------
                                                   ------------- ----------  ------------- ----------   ------------  -------------

NET ASSETS                                       $    3,936,248 $5,886,413 $   16,696,628 $1,107,651  $      16,158 $    2,491,973
                                                   ============= ==========  ============= ==========   ============  =============
                                                   ============= ==========  ============= ==========   ============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    3,936,248 $5,886,413 $   16,696,628 $1,107,651  $      16,158 $    2,491,973
    Contracts in payout phase
                                                   ------------- ----------  ------------- ----------   ------------  -------------
                                                   ------------- ----------  ------------- ----------   ------------  -------------

NET ASSETS                                       $    3,936,248 $5,886,413 $   16,696,628 $1,107,651  $      16,158 $    2,491,973
                                                   ============= ==========  ============= ==========   ============  =============
                                                   ============= ==========  ============= ==========   ============  =============

ACCUMULATION UNITS OUTSTANDING                          301,179    403,820      1,002,671     83,727          1,575        217,023

UNIT VALUE (ACCUMULATION)                        $        13.07 $    14.58 $        16.65 $    13.23  $       10.26 $        11.48
                                                   ============= ==========  ============= ==========   ============  =============
                                                   ============= ==========  ============= ==========   ============  =============

(1) Cost of investments:                         $    3,585,984 $5,181,902 $   12,498,787 $1,017,843  $      15,506 $    1,945,467
    Shares of investments:                              446,890    213,609        548,615     62,873            454         59,984


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               DREYFUS VIF     FEDERATED      FEDERATED                    JANUS ASPEN   JANUS ASPEN
                                                 GROWTH &    FUND FOR U.S.  INTERNATIONAL   DREYFUS GVIT     SERIES        SERIES
                                                  INCOME       GOVERNMENT   EQUITY FUND II MID CAP INDEX    BALANCED      FLEXIBLE
                                                PORTFOLIO    SECURITIES II                    FUND II       PORTFOLIO      INCOME
                                                                                                                          PORTFOLIO
                                               -------------------------------------------------------------------------------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $    1,462,468 $   16,390,660 $2,556,056 $   3,820,248  $   1,433,951 $ 16,636,258
    Investment income due and accrued
    Purchase payments receivable                                        29,016
    Due from Great West Life & Annuity Insurance Company
                                                   -------------  ------------- ----------  ------------   ------------ ------------
                                                   -------------  ------------- ----------  ------------   ------------ ------------

       Total assets                                   1,462,468     16,419,676  2,556,056     3,820,248      1,433,951   16,636,258
                                                   -------------  ------------- ----------  ------------   ------------ ------------
                                                   -------------  ------------- ----------  ------------   ------------ ------------

LIABILITIES:
    Redemptions payable                                                                          13,231                      53,142
    Due to Great West Life & Annuity Insurance Company      221          2,515        392           583            225        2,532
                                                   -------------  ------------- ----------  ------------   ------------ ------------
                                                   -------------  ------------- ----------  ------------   ------------ ------------

       Total liabilities                                    221          2,515        392        13,814            225       55,674
                                                   -------------  ------------- ----------  ------------   ------------ ------------
                                                   -------------  ------------- ----------  ------------   ------------ ------------

NET ASSETS                                       $    1,462,247 $   16,417,161 $2,555,664 $   3,806,434  $   1,433,726 $ 16,580,584
                                                   =============  ============= ==========  ============   ============ ============
                                                   =============  ============= ==========  ============   ============ ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    1,462,247 $   16,417,161 $2,555,664 $   3,806,434  $   1,433,726 $ 16,580,584
    Contracts in payout phase
                                                   -------------  ------------- ----------  ------------   ------------ ------------
                                                   -------------  ------------- ----------  ------------   ------------ ------------

NET ASSETS                                       $    1,462,247 $   16,417,161 $2,555,664 $   3,806,434  $   1,433,726 $ 16,580,584
                                                   =============  ============= ==========  ============   ============ ============
                                                   =============  ============= ==========  ============   ============ ============

ACCUMULATION UNITS OUTSTANDING                          154,049      1,486,308    265,091       278,961        126,517    1,360,606

UNIT VALUE (ACCUMULATION)                        $         9.49 $        11.05 $     9.64 $       13.65  $       11.33 $      12.19
                                                   =============  ============= ==========  ============   ============ ============
                                                   =============  ============= ==========  ============   ============ ============

(1) Cost of investments:                         $    1,281,843 $   16,457,864 $2,295,824 $   3,516,842  $   1,372,397 $ 17,082,537
    Shares of investments:                               68,340      1,412,988    193,348       230,831         58,793    1,370,367


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                JANUS ASPEN    JANUS ASPEN     JP MORGAN     OPPENHEIMER       PBHG       PIMCO VIT
                                               SERIES GROWTH      SERIES     SMALL COMPANY      GLOBAL       INSURANCE    HIGH YIELD
                                                  & INCOME      WORLDWIDE      PORTFOLIO      SECURITIES   SERIES LARGE   PORTFOLIO
                                                 PORTFOLIO        GROWTH                       FUND/VA      CAP GROWTH
                                                                PORTFOLIO                                    PORTFOLIO
                                               -------------------------------------------------------------------------------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $    2,892,979 $    1,973,633 $2,951,592 $  13,418,426  $2,914,504 $    9,699,484
    Investment income due and accrued                                                                                       52,312
    Purchase payments receivable                         99,588                                  16,068
    Due from Great West Life & Annuity Insurance Company
                                                   -------------  ------------- ----------  ------------  ----------  -------------
                                                   -------------  ------------- ----------  ------------  ----------  -------------

       Total assets                                   2,992,567      1,973,633  2,951,592    13,434,494   2,914,504      9,751,796
                                                   -------------  ------------- ----------  ------------  ----------  -------------
                                                   -------------  ------------- ----------  ------------  ----------  -------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company      449            301        440         2,046         444          1,502
                                                   -------------  ------------- ----------  ------------  ----------  -------------
                                                   -------------  ------------- ----------  ------------  ----------  -------------

       Total liabilities                                    449            301        440         2,046         444          1,502
                                                   -------------  ------------- ----------  ------------  ----------  -------------
                                                   -------------  ------------- ----------  ------------  ----------  -------------

NET ASSETS                                       $    2,992,118 $    1,973,332 $2,951,152 $  13,432,448  $2,914,060 $    9,750,294
                                                   =============  ============= ==========  ============  ==========  =============
                                                   =============  ============= ==========  ============  ==========  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    2,992,118 $    1,973,332 $2,951,152 $  13,432,448  $2,914,060 $    9,750,294
    Contracts in payout phase
                                                   -------------  ------------- ----------  ------------  ----------  -------------
                                                   -------------  ------------- ----------  ------------  ----------  -------------

NET ASSETS                                       $    2,992,118 $    1,973,332 $2,951,152 $  13,432,448  $2,914,060 $    9,750,294
                                                   =============  ============= ==========  ============  ==========  =============
                                                   =============  ============= ==========  ============  ==========  =============

ACCUMULATION UNITS OUTSTANDING                          355,479        232,727    224,500     1,055,331     332,006        709,305

UNIT VALUE (ACCUMULATION)                        $         8.42 $         8.48 $    13.15 $       12.73  $     8.78 $        13.75
                                                   =============  ============= ==========  ============  ==========  =============
                                                   =============  ============= ==========  ============  ==========  =============

(1) Cost of investments:                         $    2,560,583 $    1,940,895 $2,409,981 $  11,295,884  $2,510,383 $    9,363,756
    Shares of investments:                              183,798         73,698    165,078       454,708     163,920      1,154,700


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              PIMCO VIT LOW   PIONEER FUND  PIONEER SMALL      SCHWAB     SCHWAB MONEY   SCHWAB S&P
                                                 DURATION    VCT PORTFOLIO   CAP VALUE II   MARKETTRACK      MARKET        INDEX
                                                PORTFOLIO                   VCT PORTFOLIO      GROWTH       PORTFOLIO    PORTFOLIO
                                                                                            PORTFOLIO II
                                              --------------------------------------------------------------------------------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $   15,974,005 $ 840,491 $    4,836,708 $   8,746,339  $  44,130,578 $  44,687,758
    Investment income due and accrued                    29,918                                                87,964
    Purchase payments receivable                        164,499    50,085          4,301                                     36,462
    Due from Great West Life & Annuity Insurance Company
                                                   ------------- ---------  -------------  ------------   ------------ -------------
                                                   ------------- ---------  -------------  ------------   ------------ -------------

       Total assets                                  16,168,422   890,576      4,841,009     8,746,339     44,218,542    44,724,220
                                                   ------------- ---------  -------------  ------------   ------------ -------------
                                                   ------------- ---------  -------------  ------------   ------------ -------------

LIABILITIES:
    Redemptions payable                                                                                       387,340
    Due to Great West Life & Annuity Insurance Company    2,501       130            740         1,398          6,843         6,890
                                                   ------------- ---------  -------------  ------------   ------------ -------------
                                                   ------------- ---------  -------------  ------------   ------------ -------------

       Total liabilities                                  2,501       130            740         1,398        394,183         6,890
                                                   ------------- ---------  -------------  ------------   ------------ -------------
                                                   ------------- ---------  -------------  ------------   ------------ -------------

NET ASSETS                                       $   16,165,921 $ 890,446 $    4,840,269 $   8,744,941  $  43,824,359 $  44,717,330
                                                   ============= =========  =============  ============   ============ =============
                                                   ============= =========  =============  ============   ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   16,165,921 $ 890,446 $    4,840,269 $   8,744,941  $  43,824,359 $  44,717,330
    Contracts in payout phase
                                                   ------------- ---------  -------------  ------------   ------------ -------------
                                                   ------------- ---------  -------------  ------------   ------------ -------------

NET ASSETS                                       $   16,165,921 $ 890,446 $    4,840,269 $   8,744,941  $  43,824,359 $  44,717,330
                                                   ============= =========  =============  ============   ============ =============
                                                   ============= =========  =============  ============   ============ =============

ACCUMULATION UNITS OUTSTANDING                        1,611,383    93,516        326,961       758,825      4,299,663     4,335,989

UNIT VALUE (ACCUMULATION)                        $        10.03 $    9.52 $        14.80 $       11.52  $       10.19 $       10.31
                                                   ============= =========  =============  ============   ============ =============
                                                   ============= =========  =============  ============   ============ =============

(1) Cost of investments:                         $   15,975,138 $ 770,680 $    4,367,507 $   7,463,075  $  44,130,578 $  39,419,911
    Shares of investments:                            1,550,874    40,860        236,630       588,187     44,130,578     2,544,861


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              SCUDDER SVL    SCUDDER SVS    SCUDDER VIT    SCUDDER VIT    STRONG VIF    STRONG VIF
                                                CAPITAL      II SMALL CAP   EAFE EQUITY     SMALL CAP       MID-CAP    OPPORTUNITY
                                                 GROWTH         GROWTH       INDEX FUND     INDEX FUND    GROWTH FUND    FUND II
                                               PORTFOLIO      PORTFOLIO                                       II
                                              --------------------------------------------------------------------------------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)              $    1,454,158 $2,034,906 $    8,238,052 $   7,593,578  $   2,694,342 $ 4,838,714
    Investment income due and accrued
    Purchase payments receivable                                       763         36,190
    Due from Great West Life & Annuity Insurance Company                                                                    12,049
                                                   ------------- ----------  -------------  ------------   ------------ -----------
                                                   ------------- ----------  -------------  ------------   ------------ -----------

       Total assets                                   1,454,158  2,035,669      8,274,242     7,593,578      2,694,342   4,850,763
                                                   ------------- ----------  -------------  ------------   ------------ -----------
                                                   ------------- ----------  -------------  ------------   ------------ -----------

LIABILITIES:
    Redemptions payable                                                                          44,776
    Due to Great West Life & Annuity Insurance Company      224        323          1,268         1,185            427         743
                                                   ------------- ----------  -------------  ------------   ------------ -----------
                                                   ------------- ----------  -------------  ------------   ------------ -----------

       Total liabilities                                    224        323          1,268        45,961            427         743
                                                   ------------- ----------  -------------  ------------   ------------ -----------
                                                   ------------- ----------  -------------  ------------   ------------ -----------

NET ASSETS                                       $    1,453,934 $2,035,346 $    8,272,974 $   7,547,617  $   2,693,915 $ 4,850,020
                                                   ============= ==========  =============  ============   ============ ===========
                                                   ============= ==========  =============  ============   ============ ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    1,453,934 $2,035,346 $    8,272,974 $   7,547,617  $   2,693,915 $ 4,650,082
    Contracts in payout phase                                                                                              199,938
                                                   ------------- ----------  -------------  ------------   ------------ -----------
                                                   ------------- ----------  -------------  ------------   ------------ -----------

NET ASSETS                                       $    1,453,934 $2,035,346 $    8,272,974 $   7,547,617  $   2,693,915 $ 4,850,020
                                                   ============= ==========  =============  ============   ============ ===========
                                                   ============= ==========  =============  ============   ============ ===========

ACCUMULATION UNITS OUTSTANDING                          165,200    226,558        763,628       547,664        308,548     410,254

UNIT VALUE (ACCUMULATION)                        $         8.80 $     8.98 $        10.83 $       13.78  $        8.73 $     11.33
                                                   ============= ==========  =============  ============   ============ ===========
                                                   ============= ==========  =============  ============   ============ ===========

(1) Cost of investments:                         $    1,307,517 $1,916,314 $    7,093,985 $   6,116,667  $   2,295,686 $ 4,049,955
    Shares of investments:                               92,799    161,629        863,527       529,169        164,691     215,533


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     TOTAL SCHWAB
                                                                                                                   SIGNATURE ANNUITY
                                                                                                                      --------------
                                                                                                                      -------------
Schwab Signature Annuity:

ASSETS:
    Investments at market value (1)                                                                                 $  313,267,788
    Investment income due and accrued                                                                                      170,194
    Purchase payments receivable                                                                                           686,455
    Due from Great West Life & Annuity Insurance Company                                                                    51,370
                                                                                                                      -------------
                                                                                                                      -------------

       Total assets                                                                                                    314,175,807
                                                                                                                      -------------
                                                                                                                      -------------

LIABILITIES:
    Redemptions payable                                                                                                    628,164
    Due to Great West Life & Annuity Insurance Company                                                                      48,219
                                                                                                                      -------------
                                                                                                                      -------------

       Total liabilities                                                                                                   676,383
                                                                                                                      -------------
                                                                                                                      -------------

NET ASSETS                                                                                                          $  313,499,424
                                                                                                                      =============
                                                                                                                      =============

NET ASSETS REPRESENTED BY:
    Accumulation units                                                                                              $  312,646,977
    Contracts in payout phase                                                                                              852,447
                                                                                                                      -------------
                                                                                                                      -------------

NET ASSETS                                                                                                          $  313,499,424
                                                                                                                      =============
                                                                                                                      =============

ACCUMULATION UNITS OUTSTANDING

UNIT VALUE (ACCUMULATION)

(1) Cost of investments:                                                                                            $  283,630,345
    Shares of investments:


The accompanying notes are an integral part of these financial statements.                                              (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             AIM V.I. HIGH     AIM V.I.        ALGER          ALGER          ALGER       ALLIANCE
                                                 YIELD        TECHNOLOGY      AMERICAN       AMERICAN      AMERICAN     BERNSTEIN
                                               PORTFOLIO      PORTFOLIO       BALANCED        GROWTH        MIDCAP     VP GROWTH &
                                                                             PORTFOLIO      PORTFOLIO       GROWTH        INCOME
                                                                                                            PORTFOLIO    PORTFOLIO
                                             ---------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $      477,092 $        $       66,375 $              $             $       88,461

EXPENSES:
    Mortality and expense risk                           21,753    7,951         30,357        30,927         15,846         73,903
                                                   ------------- --------  -------------  ------------   ------------  -------------
                                                   ------------- --------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                            455,339   (7,951)        36,018       (30,927)       (15,846)        14,558
                                                   ------------- --------  -------------  ------------   ------------  -------------
                                                   ------------- --------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        (135,118)  37,289         86,315       243,939         89,135        172,047
    Realized gain distributions                               0        0              0             0              0              0
                                                   ------------- --------  -------------  ------------   ------------  -------------
                                                   ------------- --------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                           (135,118)  37,289         86,315       243,939         89,135        172,047
                                                   ------------- --------  -------------  ------------   ------------  -------------
                                                   ------------- --------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   (17,379)   2,974         37,242       (19,962)       218,800      1,007,408
                                                   ------------- --------  -------------  ------------   ------------  -------------
                                                   ------------- --------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      302,842 $ 32,312 $      159,575 $     193,050  $     292,089 $    1,194,013
                                                   ============= ========  =============  ============   ============  =============
                                                   ============= ========  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2004)                           14.93%             1.52%                                          0.84%
                                                   =============           =============                               =============
                                                   =============           =============                               =============

INVESTMENT INCOME RATIO (2003)                            6.89%                   1.81%                                    0.87%
                                                   =============           =============                               =============
                                                   =============           =============                               =============

INVESTMENT INCOME RATIO (2002)                           14.81%                   1.22%         0.04%                      0.66%
                                                   =============           =============  ============                 =============
                                                   =============           =============  ============                 =============

INVESTMENT INCOME RATIO (2001)                           54.81%
                                                   =============
                                                   =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                               ALLIANCE       ALLIANCE       ALLIANCE       AMERICAN      AMERICAN      AMERICAN
                                             BERNSTEIN VP   BERNSTEIN VP   BERNSTEIN VP    CENTURY VP    CENTURY VP    CENTURY VP
                                                GROWTH      REAL ESTATE      UTILITY        BALANCED      INCOME &    INTERNATIONAL
                                              PORTFOLIO      INVESTMENT       INCOME       PORTFOLIO      GROWTH IV    PORTFOLIO
                                                             PORTFOLIO      PORTFOLIO                     PORTFOLIO
                                             ---------------------------------------------------------------------------------------

Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $          $   234,453 $       30,718 $      13,496  $      49,047 $       18,708

EXPENSES:
    Mortality and expense risk                       11,925      70,950         10,548         7,794         29,696         25,936
                                                   ---------  ----------  -------------  ------------   ------------  -------------
                                                   ---------  ----------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                        (11,925)    163,503         20,170         5,702         19,351         (7,228)
                                                   ---------  ----------  -------------  ------------   ------------  -------------
                                                   ---------  ----------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares             87,514     776,615         84,697        16,957        394,134        315,794
    Realized gain distributions
                                                   ---------  ----------  -------------  ------------   ------------  -------------
                                                   ---------  ----------  -------------  ------------   ------------  -------------

    Net realized gain                                87,514     776,615         84,697        16,957        394,134        315,794
                                                   ---------  ----------  -------------  ------------   ------------  -------------
                                                   ---------  ----------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
       on investments                               176,339   2,245,496        279,799        95,273        176,331        249,514
                                                   ---------  ----------  -------------  ------------   ------------  -------------
                                                   ---------  ----------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $  251,928 $ 3,185,614 $      384,666 $     117,932  $     589,816 $      558,080
                                                   =========  ==========  =============  ============   ============  =============
                                                   =========  ==========  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2004)                                    2.29%          2.02%         1.21%          1.17%          0.51%
                                                              ==========  =============  ============   ============  =============
                                                              ==========  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2003)                                    2.52%          2.35%                        0.58%          0.52%
                                                              ==========  =============                 ============  =============
                                                              ==========  =============                 ============  =============

INVESTMENT INCOME RATIO (2002)                                    2.38%                                       0.64%          0.36%
                                                              ==========                                ============  =============
                                                              ==========                                ============  =============

INVESTMENT INCOME RATIO (2001)


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   AMERICAN    BARON CAPITAL   DELAWARE VIP    DREYFUS      DREYFUS VIF  DREYFUS VIF
                                                  CENTURY VP     ASSET FUND       SMALL     MIDCAP STOCK  APPRECIATION   DEVELOPING
                                                    VALUE                       CAP VALUE     PORTFOLIO      PORTFOLIO     LEADERS
                                                  PORTFOLIO                       SERIES                                  PORTFOLIO
                                                                                PORTFOLIO
                                                 -----------------------------------------------------------------------------------

Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $       24,051 $           $       24,899 $       3,817  $      262 $        4,736

EXPENSES:
    Mortality and expense risk                           18,515      21,366         90,597         4,565          21         16,757
                                                   ------------- -----------  -------------  ------------  ----------  -------------
                                                   ------------- -----------  -------------  ------------  ----------  -------------

NET INVESTMENT INCOME (LOSS)                              5,536     (21,366)       (65,698)         (748)        241        (12,021)
                                                   ------------- -----------  -------------  ------------  ----------  -------------
                                                   ------------- -----------  -------------  ------------  ----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares          61,913      89,703        519,693        16,219          (1)       119,013
    Realized gain distributions                          18,657           0        248,519        24,751           0              0
                                                   ------------- -----------  -------------  ------------  ----------  -------------
                                                   ------------- -----------  -------------  ------------  ----------  -------------

    Net realized gain (loss)                             80,570      89,703        768,212        40,970          (1)       119,013
                                                   ------------- -----------  -------------  ------------  ----------  -------------
                                                   ------------- -----------  -------------  ------------  ----------  -------------

    Change in net unrealized appreciation
       on investments                                   265,607     575,685      1,883,631        79,832         654        118,864
                                                   ------------- -----------  -------------  ------------  ----------  -------------
                                                   ------------- -----------  -------------  ------------  ----------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      351,713 $   644,022 $    2,586,145 $     120,054  $      894 $      225,856
                                                   ============= ===========  =============  ============  ==========  =============
                                                   ============= ===========  =============  ============  ==========  =============


INVESTMENT INCOME RATIO (2004)                            0.93%                      0.19%         0.60%       2.05%          0.19%
                                                   =============              =============  ============  ==========  =============
                                                   =============              =============  ============  ==========  =============

INVESTMENT INCOME RATIO (2003)                                                       0.30%         0.41%                      0.03%
                                                                              =============  ============              =============
                                                                              =============  ============              =============

INVESTMENT INCOME RATIO (2002)                                                       0.31%                                    0.04%
                                                                              =============                            =============
                                                                              =============                            =============

INVESTMENT INCOME RATIO (2001)                                                                                                0.79%
                                                                                                                       =============
                                                                                                                       =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                DREYFUS VIF     FEDERATED      FEDERATED                   JANUS ASPEN  JANUS ASPEN
                                                  GROWTH &    FUND FOR U.S.  INTERNATIONAL   DREYFUS GVIT     SERIES        SERIES
                                                   INCOME       GOVERNMENT  EQUITY FUND II  MID CAP INDEX    BALANCED      FLEXIBLE
                                                 PORTFOLIO    SECURITIES II                    FUND II      PORTFOLIO       INCOME
                                                                                                                          PORTFOLIO
                                                ------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $       16,630 $      648,395 $           $      10,376  $      28,490 $   932,748

EXPENSES:
    Mortality and expense risk                            8,645        107,109      13,201        19,208          7,874     110,038
                                                   -------------  ------------- -----------  ------------   ------------ -----------
                                                   -------------  ------------- -----------  ------------   ------------ -----------

NET INVESTMENT INCOME (LOSS)                              7,985        541,286     (13,201)       (8,832)        20,616     822,710
                                                   -------------  ------------- -----------  ------------   ------------ -----------
                                                   -------------  ------------- -----------  ------------   ------------ -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares          67,943       (106,121)     55,334        95,892         15,799     107,999
    Realized gain distributions                               0         75,716           0        90,370              0     120,126
                                                   -------------  ------------- -----------  ------------   ------------ -----------
                                                   -------------  ------------- -----------  ------------   ------------ -----------

    Net realized gain (loss)                             67,943        (30,405)     55,334       186,262         15,799     228,125
                                                   -------------  ------------- -----------  ------------   ------------ -----------
                                                   -------------  ------------- -----------  ------------   ------------ -----------

    Change in net unrealized appreciation (depreciation)
       on investments                                    17,069        (84,903)    222,071       257,084         52,033    (528,763)
                                                   -------------  ------------- -----------  ------------   ------------ -----------
                                                   -------------  ------------- -----------  ------------   ------------ -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       92,997 $      425,978 $   264,204 $     434,514  $      88,448 $   522,072
                                                   =============  ============= ===========  ============   ============ ===========
                                                   =============  ============= ===========  ============   ============ ===========


INVESTMENT INCOME RATIO (2004)                            1.32%          4.23%                     0.38%          2.60%       5.89%
                                                   =============  =============              ============   ============ ===========
                                                   =============  =============              ============   ============ ===========

INVESTMENT INCOME RATIO (2003)                            0.86%          3.50%                     0.23%          1.05%       4.72%
                                                   =============  =============              ============   ============ ===========
                                                   =============  =============              ============   ============ ===========

INVESTMENT INCOME RATIO (2002)                            0.72%          0.18%                                                5.03%
                                                   =============  =============                                          ===========
                                                   =============  =============                                          ===========

INVESTMENT INCOME RATIO (2001)                            0.79%                                                              11.03%
                                                   =============                                                         ===========
                                                   =============                                                         ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                 JANUS ASPEN    JANUS ASPEN     JP MORGAN    OPPENHEIMER       PBHG       PIMCO VIT
                                                SERIES GROWTH      SERIES     SMALL COMPANY     GLOBAL       INSURANCE    HIGH YIELD
                                                   & INCOME      WORLDWIDE      PORTFOLIO     SECURITIES   SERIES LARGE   PORTFOLIO
                                                  PORTFOLIO        GROWTH                      FUND/VA      CAP GROWTH
                                                                 PORTFOLIO                                   PORTFOLIO
                                                ------------------------------------------------------------------------------------

Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $    14,336 $       20,921 $              $   112,613  $             $   512,568

EXPENSES:
    Mortality and expense risk                        12,044         14,978         20,080      68,323         15,806      55,588
                                                   ----------  -------------  -------------  ----------   ------------ -----------
                                                   ----------  -------------  -------------  ----------   ------------ -----------

NET INVESTMENT INCOME (LOSS)                           2,292          5,943        (20,080)     44,290        (15,806)    456,980
                                                   ----------  -------------  -------------  ----------   ------------ -----------
                                                   ----------  -------------  -------------  ----------   ------------ -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares              58,848        234,094         98,101     221,577        122,391     220,024
    Realized gain distributions
                                                   ----------  -------------  -------------  ----------   ------------ -----------
                                                   ----------  -------------  -------------  ----------   ------------ -----------

    Net realized gain                                 58,848        234,094         98,101     221,577        122,391     220,024
                                                   ----------  -------------  -------------  ----------   ------------ -----------
                                                   ----------  -------------  -------------  ----------   ------------ -----------

    Change in net unrealized appreciation
       on investments                                214,770       (157,518)       456,687   1,578,357        107,069      51,829
                                                   ----------  -------------  -------------  ----------   ------------ -----------
                                                   ----------  -------------  -------------  ----------   ------------ -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   275,910 $       82,519 $      534,708 $ 1,844,224  $     213,654 $   728,833
                                                   ==========  =============  =============  ==========   ============ ===========
                                                   ==========  =============  =============  ==========   ============ ===========


INVESTMENT INCOME RATIO (2004)                         0.85%          0.98%                      1.16%                      6.52%
                                                   ==========  =============                 ==========                ===========
                                                   ==========  =============                 ==========                ===========

INVESTMENT INCOME RATIO (2003)                         0.99%          0.90%                      0.50%                      6.31%
                                                   ==========  =============                 ==========                ===========
                                                   ==========  =============                 ==========                ===========

INVESTMENT INCOME RATIO (2002)                         2.27%          0.65%          0.22%       0.35%                      2.03%
                                                   ==========  =============  =============  ==========                ===========
                                                   ==========  =============  =============  ==========                ===========

INVESTMENT INCOME RATIO (2001)                         2.59%          0.57%
                                                   ==========  =============
                                                   ==========  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                PIMCO VIT LOW   PIONEER FUND  PIONEER SMALL    SCHWAB     SCHWAB MONEY   SCHWAB S&P
                                                   DURATION    VCT PORTFOLIO   CAP VALUE II  MARKETTRACK      MARKET       INDEX
                                                  PORTFOLIO                   VCT PORTFOLIO    GROWTH       PORTFOLIO    PORTFOLIO
                                                                                              PORTFOLIO II
                                                ------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $      158,125 $      8,224 $              $    99,072  $     433,103 $   468,994

EXPENSES:
    Mortality and expense risk                           86,730        5,053         14,825      53,967        341,589     265,126
                                                   -------------  -----------  ------------- -----------   ------------  ----------
                                                   -------------  -----------  ------------- -----------   ------------  ----------

NET INVESTMENT INCOME (LOSS)                             71,395        3,171        (14,825)     45,105         91,514     203,868
                                                   -------------  -----------  ------------- -----------   ------------  ----------
                                                   -------------  -----------  ------------- -----------   ------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                  6,008       55,449         53,759     176,562                  2,192,079
    Realized gain distributions                          48,091                      76,739
                                                   -------------  -----------  ------------- -----------   ------------  ----------
                                                   -------------  -----------  ------------- -----------   ------------  ----------

    Net realized gain                                    54,099       55,449        130,498     176,562                  2,192,079
                                                   -------------  -----------  ------------- -----------   ------------  ----------
                                                   -------------  -----------  ------------- -----------   ------------  ----------

    Change in net unrealized appreciation (depreciation)
       on investments                                    (1,852)     (12,058)       453,489     552,724                  1,242,617
                                                   -------------  -----------  ------------- -----------   ------------  ----------
                                                   -------------  -----------  ------------- -----------   ------------  ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      123,642 $     46,562 $      569,162 $   774,391  $      91,514 $ 3,638,564
                                                   =============  ===========  ============= ===========   ============  ==========
                                                   =============  ===========  ============= ===========   ============  ==========


INVESTMENT INCOME RATIO (2004)                            1.30%        1.15%                      1.35%          0.90%       1.23%
                                                   =============  ===========                ===========   ============  ==========
                                                   =============  ===========                ===========   ============  ==========

INVESTMENT INCOME RATIO (2003)                            0.44%        1.04%          1.61%       1.55%          0.69%       1.48%
                                                   =============  ===========  ============= ===========   ============  ==========
                                                   =============  ===========  ============= ===========   ============  ==========

INVESTMENT INCOME RATIO (2002)                                         1.67%                      2.59%          1.28%       1.69%
                                                                  ===========                ===========   ============  ==========
                                                                  ===========                ===========   ============  ==========

INVESTMENT INCOME RATIO (2001)                                         3.66%                      8.57%          2.50%       3.57%
                                                                  ===========                ===========   ============  ==========
                                                                  ===========                ===========   ============  ==========


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                SCUDDER SVL    SCUDDER SVS    SCUDDER VIT    SCUDDER VIT    STRONG VIF    STRONG VIF
                                                  CAPITAL      II SMALL CAP   EAFE EQUITY     SMALL CAP       MID-CAP    OPPORTUNITY
                                                   GROWTH         GROWTH       INDEX FUND     INDEX FUND    GROWTH FUND    FUND II
                                                 PORTFOLIO      PORTFOLIO                                       II
                                               -------------------------------------------------------------------------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                    $     5,154 $              $      124,040 $      26,943  $             $

EXPENSES:
    Mortality and expense risk                         7,908         13,122         39,130        45,080         12,836      32,743
                                                   ----------  -------------  -------------  ------------   ------------  ----------
                                                   ----------  -------------  -------------  ------------   ------------  ----------

NET INVESTMENT INCOME (LOSS)                          (2,754)       (13,122)        84,910       (18,137)       (12,836)    (32,743)
                                                   ----------  -------------  -------------  ------------   ------------  ----------
                                                   ----------  -------------  -------------  ------------   ------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares              44,474         92,315        248,448       403,120        172,161     328,537
    Realized gain distributions
                                                   ----------  -------------  -------------  ------------   ------------  ----------
                                                   ----------  -------------  -------------  ------------   ------------  ----------

    Net realized gain                                 44,474         92,315        248,448       403,120        172,161     328,537
                                                   ----------  -------------  -------------  ------------   ------------  ----------
                                                   ----------  -------------  -------------  ------------   ------------  ----------

    Change in net unrealized appreciation
       on investments                                 53,188         70,510        781,122       607,703        172,955     448,342
                                                   ----------  -------------  -------------  ------------   ------------  ----------
                                                   ----------  -------------  -------------  ------------   ------------  ----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $    94,908 $      149,703 $    1,114,480 $     992,686  $     332,280 $   744,136
                                                   ==========  =============  =============  ============   ============  ==========
                                                   ==========  =============  =============  ============   ============  ==========


INVESTMENT INCOME RATIO (2004)                         0.46%                         2.25%         0.43%
                                                   ==========                 =============  ============
                                                   ==========                 =============  ============

INVESTMENT INCOME RATIO (2003)                         0.28%                         2.41%         0.60%                      0.08%
                                                   ==========                 =============  ============                 ==========
                                                   ==========                 =============  ============                 ==========

INVESTMENT INCOME RATIO (2002)                         0.39%                         1.65%         0.81%                      0.48%
                                                   ==========                 =============  ============                 ==========
                                                   ==========                 =============  ============                 ==========

INVESTMENT INCOME RATIO (2001)                                                                     2.38%
                                                                                             ============
                                                                                             ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      TOTAL SCHWAB
                                                                                                                   SIGNATURE ANNUITY
                                                                                                                      -------------
                                                                                                                      -------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                                                                                       $    4,656,847

EXPENSES:
    Mortality and expense risk                                                                                           1,860,410
                                                                                                                      -------------
                                                                                                                      -------------

NET INVESTMENT INCOME                                                                                                    2,796,437
                                                                                                                      -------------
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                                                                                 7,940,651
    Realized gain distributions                                                                                            702,969
                                                                                                                      -------------
                                                                                                                      -------------

    Net realized gain                                                                                                    8,643,620
                                                                                                                      -------------
                                                                                                                      -------------

    Change in net unrealized appreciation
       on investments                                                                                                   13,930,633
                                                                                                                      -------------
                                                                                                                      -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                                                       $   25,370,690
                                                                                                                      =============
                                                                                                                      =============




The accompanying notes are an integral part of these financial statements.                                              (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                       AIM V.I. HIGH YIELD        AIM V.I. TECHNOLOGY      ALGER AMERICAN BALANCED
                                                            PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                                   ---------------------------- ----------------------------------------------------
                                                   ---------------------------- -------------------------  -------------------------
                                                       2004           2003       2004           2003        2004           2003
                                                   -------------  ------------- ----------   ------------  ----------  -------------

Schwab Signature Annuity:
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      455,339 $      182,626 $   (7,951) $      (4,592)$    36,018 $       36,103
    Net realized gain (loss)                           (135,118)       311,279     37,289        103,559      86,315        (14,858)
    Change in net realized appreciation (depreciation)
       on investments                                   (17,379)       141,647      2,974        103,324      37,242        497,913
                                                   -------------  ------------- ----------   ------------  ----------  -------------
                                                   -------------  ------------- ----------   ------------  ----------  -------------

    Increase in net assets resulting
       from operations                                  302,842        635,552     32,312        202,291     159,575        519,158
                                                   -------------  ------------- ----------   ------------  ----------  -------------
                                                   -------------  ------------- ----------   ------------  ----------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   358,168        209,426     46,175         68,417     131,250        258,291
    Redemptions                                        (420,457)      (297,316)   (80,137)       (57,510)   (261,954)      (166,719)
    Transfers, net                                      (62,629)       963,750     94,496        761,101      (2,472)     1,818,118
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  ------------- ----------   ------------  ----------  -------------
                                                   -------------  ------------- ----------   ------------  ----------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (124,918)       875,860     60,534        772,008    (133,176)     1,909,690
                                                   -------------  ------------- ----------   ------------  ----------  -------------
                                                   -------------  ------------- ----------   ------------  ----------  -------------

    Total increase in net assets                        177,924      1,511,412     92,846        974,299      26,399      2,428,848

NET ASSETS:
    Beginning of period                               3,291,178      1,779,766  1,232,246        257,947   4,312,652      1,883,804
                                                   -------------  ------------- ----------   ------------  ----------  -------------
                                                   -------------  ------------- ----------   ------------  ----------  -------------

    End of period                                $    3,469,102 $    3,291,178 $1,325,092  $   1,232,246 $ 4,339,051 $    4,312,652
                                                   =============  ============= ==========   ============  ==========  =============
                                                   =============  ============= ==========   ============  ==========  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        298,071      1,516,763    243,997        417,397      93,005        324,155
    Units redeemed                                     (313,723)    (1,411,721)  (240,012)      (264,139)   (107,713)      (116,132)
                                                   -------------  ------------- ----------   ------------  ----------  -------------
                                                   -------------  ------------- ----------   ------------  ----------  -------------

    Net increase (decrease)                             (15,652)       105,042      3,985        153,258     (14,708)       208,023
                                                   =============  ============= ==========   ============  ==========  =============
                                                   =============  ============= ==========   ============  ==========  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                       ALGER AMERICAN GROWTH     ALGER AMERICAN MIDCAP     ALLIANCE BERNSTEIN VP
                                                             PORTFOLIO              GROWTH PORTFOLIO      ROWTH & INCOME PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------- ------------------------- --------------------------
                                                       2004           2003       2004           2003        2004           2003
                                                   -------------  ------------- ----------   ------------ -----------  -------------
Schwab Signature Annuity:                                                                        (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (30,927)$      (17,948)$  (15,846) $      (1,219)$    14,558 $       13,955
    Net realized gain (loss)                            243,939       (324,669)    89,135          6,928     172,047        (97,876)
    Change in net realized appreciation
       on investments                                   (19,962)     1,059,293    218,800         36,897   1,007,408      1,588,762
                                                   -------------  ------------- ----------   ------------ -----------  -------------
                                                   -------------  ------------- ----------   ------------ -----------  -------------

    Increase in net assets resulting
       from operations                                  193,050        716,676    292,089         42,606   1,194,013      1,504,841
                                                   -------------  ------------- ----------   ------------ -----------  -------------
                                                   -------------  ------------- ----------   ------------ -----------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   184,300        527,961    119,895        855,028     639,242        752,633
    Redemptions                                        (470,493)      (123,126)  (115,656)       (60,652)   (582,690)      (322,701)
    Transfers, net                                      707,886      1,274,169    533,997      1,049,541   3,313,240      2,868,472
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                        21,897
                                                   -------------  ------------- ----------   ------------ -----------  -------------
                                                   -------------  ------------- ----------   ------------ -----------  -------------

    Increase in net assets resulting from
       contract transactions                            421,693      1,679,004    538,236      1,843,917   3,391,689      3,298,404
                                                   -------------  ------------- ----------   ------------ -----------  -------------
                                                   -------------  ------------- ----------   ------------ -----------  -------------

    Total increase in net assets                        614,743      2,395,680    830,325      1,886,523   4,585,702      4,803,245

NET ASSETS:
    Beginning of period                               4,084,044      1,688,364  1,886,523              0   8,114,765      3,311,520
                                                   -------------  ------------- ----------   ------------ -----------  -------------
                                                   -------------  ------------- ----------   ------------ -----------  -------------

    End of period                                $    4,698,787 $    4,084,044 $2,716,848  $   1,886,523 $12,700,467 $    8,114,765
                                                   =============  ============= ==========   ============ ===========  =============
                                                   =============  ============= ==========   ============ ===========  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        256,802        500,402    225,319        180,018     523,294        511,863
    Units redeemed                                     (227,117)      (287,430)  (180,834)       (22,957)   (230,779)      (131,128)
                                                   -------------  ------------- ----------   ------------ -----------  -------------
                                                   -------------  ------------- ----------   ------------ -----------  -------------

    Net increase                                         29,685        212,972     44,485        157,061     292,515        380,735
                                                   =============  ============= ==========   ============ ===========  =============
                                                   =============  ============= ==========   ============ ===========  =============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                ALLIANCE BERNSTEIN VP GROWTH   ALLIANCE BERNSTEIN VP REAL     ALLIANCE BERNSTEIN VP
                                                          PORTFOLIO           ESTATE INVESTMENT PORTFOLIO   UTILITY INCOME PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  ---------------------------  -------------------------
                                                    2004           2003          2004           2003           2004           2003
                                                -------------  -------------  ------------   ------------  -------------  ----------

Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (11,925)$    (3,789)$     163,503  $     110,914 $       20,170 $     5,241
    Net realized gain                                    87,514      45,716       776,615        209,287         84,697       3,667
    Change in net realized appreciation
       on investments                                   176,339     114,993     2,245,496      1,442,903        279,799      61,697
                                                   -------------  ----------  ------------   ------------  ------------- -----------
                                                   -------------  ----------  ------------   ------------  ------------- -----------

    Increase in net assets resulting
       from operations                                  251,928     156,920     3,185,614      1,763,104        384,666      70,605
                                                   -------------  ----------  ------------   ------------  ------------- -----------
                                                   -------------  ----------  ------------   ------------  ------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                    69,574      50,382       769,260        826,299        195,756      53,813
    Redemptions                                        (103,596)    (70,723)     (331,194)      (527,608)       (85,490)     (2,056)
    Transfers, net                                    1,287,562     635,190     1,795,919      2,503,354      1,387,091     486,082
    Adjustments to net assets allocated to contracts
       in payout phase                                                             17,424
                                                   -------------  ----------  ------------   ------------  ------------- -----------
                                                   -------------  ----------  ------------   ------------  ------------- -----------

    Increase in net assets resulting from
       contract transactions                          1,253,540     614,849     2,251,409      2,802,045      1,497,357     537,839
                                                   -------------  ----------  ------------   ------------  ------------- -----------
                                                   -------------  ----------  ------------   ------------  ------------- -----------

    Total increase in net assets                      1,505,468     771,769     5,437,023      4,565,149      1,882,023     608,444

NET ASSETS:
    Beginning of period                               1,028,679     256,910     8,289,656      3,724,507        674,802      66,358
                                                   -------------  ----------  ------------   ------------  ------------- -----------
                                                   -------------  ----------  ------------   ------------  ------------- -----------

    End of period                                $    2,534,147 $ 1,028,679 $  13,726,679  $   8,289,656 $    2,556,825 $   674,802
                                                   =============  ==========  ============   ============  ============= ===========
                                                   =============  ==========  ============   ============  ============= ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        269,632     148,295       375,890        513,472        174,613      52,638
    Units redeemed                                     (134,479)    (67,440)     (258,978)      (296,970)       (60,858)     (5,625)
                                                   -------------  ----------  ------------   ------------  ------------- -----------
                                                   -------------  ----------  ------------   ------------  ------------- -----------

    Net increase                                        135,153      80,855       116,912        216,502        113,755      47,013
                                                   =============  ==========  ============   ============  ============= ===========
                                                   =============  ==========  ============   ============  ============= ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                AMERICAN CENTURY VP BALANCED   AMERICAN CENTURY VP INCOME      AMERICAN CENTURY VP
                                                          PORTFOLIO              & GROWTH IV PORTFOLIO       INTERNATIONAL PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  ---------------------------  -------------------------
                                                    2004           2003          2004           2003           2004           2003
                                                -------------  -------------  ------------   ------------  -------------  ----------
Schwab Signature Annuity:                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $        5,702 $    (533)$      19,351  $        (149)$       (7,228)$     (2,358)
    Net realized gain                                    16,957      3,563       394,134         11,997        315,794      373,723
    Change in net realized appreciation
       on investments                                    95,273     17,863       176,331        379,199        249,514      267,100
                                                   ------------- ----------  ------------   ------------  ------------- ------------
                                                   ------------- ----------  ------------   ------------  ------------- ------------

    Increase in net assets resulting
       from operations                                  117,932     20,893       589,816        391,047        558,080      638,465
                                                   ------------- ----------  ------------   ------------  ------------- ------------
                                                   ------------- ----------  ------------   ------------  ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   221,336    135,265       280,576        407,563        465,314      507,751
    Redemptions                                         (27,340)      (335)     (346,012)      (101,214)      (211,384)    (120,083)
    Transfers, net                                    1,060,537    277,719     2,749,087      1,478,505        956,788    1,047,473
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ----------  ------------   ------------  ------------- ------------
                                                   ------------- ----------  ------------   ------------  ------------- ------------

    Increase in net assets resulting from
       contract transactions                          1,254,533    412,649     2,683,651      1,784,854      1,210,718    1,435,141
                                                   ------------- ----------  ------------   ------------  ------------- ------------
                                                   ------------- ----------  ------------   ------------  ------------- ------------

    Total increase in net assets                      1,372,465    433,542     3,273,467      2,175,901      1,768,798    2,073,606

NET ASSETS:
    Beginning of period                                 433,542          0     2,788,710        612,809      3,354,081    1,280,475
                                                   ------------- ----------  ------------   ------------  ------------- ------------
                                                   ------------- ----------  ------------   ------------  ------------- ------------

    End of period                                $    1,806,007 $  433,542 $   6,062,177  $   2,788,710 $    5,122,879 $  3,354,081
                                                   ============= ==========  ============   ============  ============= ============
                                                   ============= ==========  ============   ============  ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        144,730     44,696       726,490        313,473        529,485    3,099,553
    Units redeemed                                      (30,817)    (4,340)     (476,398)      (111,772)      (409,053)  (2,891,061)
                                                   ------------- ----------  ------------   ------------  ------------- ------------
                                                   ------------- ----------  ------------   ------------  ------------- ------------

    Net increase                                        113,913     40,356       250,092        201,701        120,432      208,492
                                                   ============= ==========  ============   ============  ============= ============
                                                   ============= ==========  ============   ============  ============= ============


(1) The portfolio commenced operations on June 13, 2003.
The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        BERGER IPT-
                                                               AMERICAN CENTURY VP VALUE    BARON CAPITAL ASSET FUND       SMALL
                                                                       PORTFOLIO                                          COMPANY
                                                                                                                         GROWTH FUND
                                                             ---------------------------------------------------------  ------------
                                                             ---------------------------   ---------------------------  ------------
                                                                 2004          2003           2004           2003           2003
                                                             -------------  ------------   ------------  -------------  ------------
Schwab Signature Annuity:                                                       (1)                          (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                        $       5,536 $        (876) $     (21,366)$         (830)$         (852)
    Net realized gain (loss)                                    80,570         2,464         89,703          2,535        (73,436)
    Change in net realized appreciation
       on investments                                          265,607        58,696        575,685         20,548         33,689
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                         351,713        60,284        644,022         22,253        (40,599)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          551,388       513,388        462,886        403,816            476
    Redemptions                                               (172,091)       (5,002)      (181,452)       (10,810)      (376,659)
    Transfers, net                                           1,753,676       882,892      4,208,758        336,940       (338,464)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                 2,132,973     1,391,278      4,490,192        729,946       (714,647)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets                  2,484,686     1,451,562      5,134,214        752,199       (755,246)

NET ASSETS:
    Beginning of period                                      1,451,562             0        752,199              0        755,246
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    End of period                                       $    3,936,248 $   1,451,562  $   5,886,413 $      752,199 $            0
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               313,996       130,331        626,013         80,031         14,722
    Units redeemed                                            (138,901)       (4,247)      (286,566)       (15,658)      (202,063)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                                    175,095       126,084        339,447         64,373       (187,341)
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003. (2) The portfolio ceased operations on April 1, 2003.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                DELAWARE VIP SMALL            DREYFUS MIDCAP STOCK     DREYFUS VIF
                                                             CAP VALUE SERIES PORTFOLIO            PORTFOLIO           APPRECIATION
                                                                                                                        PORTFOLIO
                                                            ------------------------------------------------------------------------
                                                            ---------------------------   ---------------------------  -------------
                                                                2004          2003           2004           2003           2004
                                                            -------------  ------------   ------------  -------------  -------------
Schwab Signature Annuity:                                                                                   (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                        $      (65,698)$     (24,470) $        (748)$          317 $          241
    Net realized gain (loss)                                   768,212      (163,811)        40,970             12             (1)
    Change in net realized appreciation
       on investments                                        1,883,631     2,676,239         79,832         10,150            654
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting
       from operations                                       2,586,145     2,487,958        120,054         10,479            894
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          540,948       853,189         59,191        164,185
    Redemptions                                               (760,549)     (878,369)       (51,158)
    Transfers, net                                           3,177,174     4,468,309        633,448        171,452         15,264
    Adjustments to net assets allocated to contracts
       in payout phase
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                                 2,957,573     4,443,129        641,481        335,637         15,264
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                             5,543,718     6,931,087        761,535        346,116         16,158

NET ASSETS:
    Beginning of period                                     11,152,910     4,221,823        346,116              0              0
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    End of period                                       $   16,696,628 $  11,152,910  $   1,107,651 $      346,116 $       16,158
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               429,931       589,167        116,839         29,735          1,575
    Units redeemed                                            (227,656)     (209,813)       (62,847)
                                                          -------------  ------------   ------------  -------------  -------------
                                                          -------------  ------------   ------------  -------------  -------------

    Net increase                                               202,275       379,354         53,992         29,735          1,575
                                                          =============  ============   ============  =============  =============
                                                          =============  ============   ============  =============  =============


(1) The portfolio commenced operations on June 13, 2003. (2) The portfolio commenced operations on May 3, 2004.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  DREYFUS VIF DEVELOPING     DREYFUS VIF GROWTH & INCOME    FEDERATED FUND FOR U.S.
                                                     LEADERS PORTFOLIO                PORTFOLIO            GOVERNMENT SECURITIES II
                                                ------------------------------------------------------------------------------------
                                                ---------------------------  ---------------------------  --------------------------
                                                   2004           2003          2004           2003           2004           2003
                                                ------------  -------------  ------------   ------------  -------------  -----------

Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (12,021)$    (12,219)$       7,985  $       1,923 $    541,286 $    470,952
    Net realized gain (loss)                            119,013      103,774        67,943        (51,690)     (30,405)     (85,827)
    Change in net realized appreciation (depreciation)
       on investments                                   118,864      436,106        17,069        278,258      (84,903)    (151,557)
                                                   -------------  -----------  ------------   ------------  -----------  -----------
                                                   -------------  -----------  ------------   ------------  -----------  -----------

    Increase in net assets resulting
       from operations                                  225,856      527,661        92,997        228,491      425,978      233,568
                                                   -------------  -----------  ------------   ------------  -----------  -----------
                                                   -------------  -----------  ------------   ------------  -----------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                    49,855      173,436        16,895        103,652    1,062,177    2,039,025
    Redemptions                                        (232,605)    (141,215)     (166,024)       (77,632)    (833,800)  (1,623,097)
    Transfers, net                                      126,054      263,068       266,090        296,895       83,331    1,429,817
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -----------  ------------   ------------  -----------  -----------
                                                   -------------  -----------  ------------   ------------  -----------  -----------

    Increase (decrease) in net assets resulting from
       contract transactions                            (56,696)     295,289       116,961        322,915      311,708    1,845,745
                                                   -------------  -----------  ------------   ------------  -----------  -----------
                                                   -------------  -----------  ------------   ------------  -----------  -----------

    Total increase in net assets                        169,160      822,950       209,958        551,406      737,686    2,079,313

NET ASSETS:
    Beginning of period                               2,322,813    1,499,863     1,252,289        700,883   15,679,475   13,600,162
                                                   -------------  -----------  ------------   ------------  -----------  -----------
                                                   -------------  -----------  ------------   ------------  -----------  -----------

    End of period                                $    2,491,973 $  2,322,813 $   1,462,247  $   1,252,289 $ 16,417,161 $ 15,679,475
                                                   =============  ===========  ============   ============  ===========  ===========
                                                   =============  ===========  ============   ============  ===========  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         51,539      138,734        80,518         86,519      544,517    1,515,238
    Units redeemed                                      (59,958)    (104,207)      (69,192)       (45,108)    (506,594)  (1,339,844)
                                                   -------------  -----------  ------------   ------------  -----------  -----------
                                                   -------------  -----------  ------------   ------------  -----------  -----------

    Net increase (decrease)                              (8,419)      34,527        11,326         41,411       37,923      175,394
                                                   =============  ===========  ============   ============  ===========  ===========
                                                   =============  ===========  ============   ============  ===========  ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   FEDERATED INTERNATIONAL            DREYFUS GVIT             JANUS ASPEN SERIES
                                                       EQUITY FUND II            MID CAP INDEX FUND II         BALANCED PORTFOLIO
                                                  ----------------------------------------------------------------------------------
                                                  --------------------------  ---------------------------  -------------------------
                                                    2004           2003          2004           2003           2004           2003
                                                  -----------  -------------  ------------   ------------  -------------  ----------
Schwab Signature Annuity:                                                                        (1)                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (13,201)$     (6,097)$      (8,832) $       (83)$       20,616 $      2,201
    Net realized gain                                    55,334      344,259       186,262          117         15,799          471
    Change in net realized appreciation (depreciation)
       on investments                                   222,071       34,037       257,084       46,322         52,033        9,521
                                                   -------------  -----------  ------------   ----------  -------------  -----------
                                                   -------------  -----------  ------------   ----------  -------------  -----------

    Increase in net assets resulting
       from operations                                  264,204      372,199       434,514       46,356         88,448       12,193
                                                   -------------  -----------  ------------   ----------  -------------  -----------
                                                   -------------  -----------  ------------   ----------  -------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                   122,537      394,555       309,406      268,188        107,559      170,360
    Redemptions                                        (611,609)     (48,690)      (37,201)         (59)      (189,349)      (2,250)
    Transfers, net                                    1,558,891      235,756     1,961,848      823,382      1,100,011      146,754
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -----------  ------------   ----------  -------------  -----------
                                                   -------------  -----------  ------------   ----------  -------------  -----------

    Increase in net assets resulting from
       contract transactions                          1,069,819      581,621     2,234,053    1,091,511      1,018,221      314,864
                                                   -------------  -----------  ------------   ----------  -------------  -----------
                                                   -------------  -----------  ------------   ----------  -------------  -----------

    Total increase in net assets                      1,334,023      953,820     2,668,567    1,137,867      1,106,669      327,057

NET ASSETS:
    Beginning of period                               1,221,641      267,821     1,137,867            0        327,057            0
                                                   -------------  -----------  ------------   ----------  -------------  -----------
                                                   -------------  -----------  ------------   ----------  -------------  -----------

    End of period                                $    2,555,664 $  1,221,641 $   3,806,434  $ 1,137,867 $    1,433,726 $    327,057
                                                   =============  ===========  ============   ==========  =============  ===========
                                                   =============  ===========  ============   ==========  =============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        455,952    4,039,727       380,317       96,511        168,804       32,898
    Units redeemed                                     (339,602)  (3,935,393)     (196,997)        (870)       (73,390)      (1,795)
                                                   -------------  -----------  ------------   ----------  -------------  -----------
                                                   -------------  -----------  ------------   ----------  -------------  -----------

    Net increase                                        116,350      104,334       183,320       95,641         95,414       31,103
                                                   =============  ===========  ============   ==========  =============  ===========
                                                   =============  ===========  ============   ==========  =============  ===========


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                 JANUS ASPEN SERIES FLEXIBLE  JANUS ASPEN SERIES GROWTH &      JANUS ASPEN SERIES
                                                      INCOME PORTFOLIO              INCOME PORTFOLIO      WORLDWIDE GROWTH PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  ---------------------------  -------------------------
                                                    2004           2003          2004           2003           2004           2003
                                                -------------  -------------  ------------   ------------  -------------  ----------

Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                        $      822,710 $    669,436 $     2,292  $       3,166 $        5,943 $      6,772
    Net realized gain                                   228,125      432,008      58,848          5,950        234,094      193,559
    Change in net realized appreciation (depreciation)
       on investments                                  (528,763)    (260,940)    214,770        142,555       (157,518)     226,673
                                                   -------------  ----------- -----------   ------------  -------------  -----------
                                                   -------------  ----------- -----------   ------------  -------------  -----------

    Increase in net assets resulting
       from operations                                  522,072      840,504     275,910        151,671         82,519      427,004
                                                   -------------  ----------- -----------   ------------  -------------  -----------
                                                   -------------  ----------- -----------   ------------  -------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                   655,041    1,731,187      62,875        323,791        296,157      390,382
    Redemptions                                        (939,203)  (1,025,961)   (165,084)       (13,557)      (194,059)     (83,747)
    Transfers, net                                      383,166    1,714,159   1,816,381        304,396       (888,093)     243,726
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  ----------- -----------   ------------  -------------  -----------
                                                   -------------  ----------- -----------   ------------  -------------  -----------

    Increase (decrease) in net assets resulting from
       contract transactions                             99,004    2,419,385   1,714,172        614,630       (785,995)     550,361
                                                   -------------  ----------- -----------   ------------  -------------  -----------
                                                   -------------  ----------- -----------   ------------  -------------  -----------

    Total increase (decrease) in net assets             621,076    3,259,889   1,990,082        766,301       (703,476)     977,365

NET ASSETS:
    Beginning of period                              15,959,508   12,699,619   1,002,036        235,735      2,676,808    1,699,443
                                                   -------------  ----------- -----------   ------------  -------------  -----------
                                                   -------------  ----------- -----------   ------------  -------------  -----------

    End of period                                $   16,580,584 $ 15,959,508 $ 2,992,118  $   1,002,036 $    1,973,332 $  2,676,808
                                                   =============  =========== ===========   ============  =============  ===========
                                                   =============  =========== ===========   ============  =============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        386,667      913,691     286,416        141,199        498,571    1,403,984
    Units redeemed                                     (360,725)    (691,068)    (65,246)       (49,540)      (598,558)  (1,342,609)
                                                   -------------  ----------- -----------   ------------  -------------  -----------
                                                   -------------  ----------- -----------   ------------  -------------  -----------

    Net increase (decrease)                              25,942      222,623     221,170         91,659        (99,987)      61,375
                                                   =============  =========== ===========   ============  =============  ===========
                                                   =============  =========== ===========   ============  =============  ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   JP MORGAN SMALL COMPANY         OPPENHEIMER GLOBAL        PBHG INSURANCE SERIES
                                                          PORTFOLIO                SECURITIES FUND/VA     LARGE CAP GROWTH PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  --------------------------- --------------------------
                                                    2004           2003          2004           2003          2004           2003
                                                -------------  -------------  ------------   ------------ -------------  -----------

Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (20,080)$    (15,598)$      44,290  $    (6,453)$      (15,806)$    (10,570)
    Net realized gain (loss)                             98,101      574,057       221,577    1,075,258        122,391      (49,036)
    Change in net realized appreciation
       on investments                                   456,687       78,259     1,578,357      624,679        107,069      445,167
                                                   -------------  -----------  ------------  -----------  -------------  -----------
                                                   -------------  -----------  ------------  -----------  -------------  -----------

    Increase in net assets resulting
       from operations                                  534,708      636,718     1,844,224    1,693,484        213,654      385,561
                                                   -------------  -----------  ------------  -----------  -------------  -----------
                                                   -------------  -----------  ------------  -----------  -------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                   144,593    1,910,662       512,051      692,952        354,148      125,365
    Redemptions                                         (91,499)     (54,338)     (493,732)    (501,565)       (33,740)    (146,528)
    Transfers, net                                   (1,715,107)     295,706     4,497,270    2,609,640        402,976      773,631
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                                            0
                                                   -------------  -----------  ------------  -----------  -------------  -----------
                                                   -------------  -----------  ------------  -----------  -------------  -----------

    Increase (decrease) in net assets resulting from
       contract transactions                         (1,662,013)   2,152,030     4,515,589    2,801,027        723,384      752,468
                                                   -------------  -----------  ------------  -----------  -------------  -----------
                                                   -------------  -----------  ------------  -----------  -------------  -----------

    Total increase (decrease) in net assets          (1,127,305)   2,788,748     6,359,813    4,494,511        937,038    1,138,029

NET ASSETS:
    Beginning of period                               4,078,457    1,289,709     7,072,635    2,578,124      1,977,022      838,993
                                                   -------------  -----------  ------------  -----------  -------------  -----------
                                                   -------------  -----------  ------------  -----------  -------------  -----------

    End of period                                $    2,951,152 $  4,078,457 $  13,432,448  $ 7,072,635 $    2,914,060 $  1,977,022
                                                   =============  ===========  ============  ===========  =============  ===========
                                                   =============  ===========  ============  ===========  =============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         99,045    1,110,692       679,649    3,634,493        174,400      451,673
    Units redeemed                                     (270,233)    (884,268)     (295,487)  (3,315,097)       (94,860)    (340,707)
                                                   -------------  -----------  ------------  -----------  -------------  -----------
                                                   -------------  -----------  ------------  -----------  -------------  -----------

    Net increase (decrease)                            (171,188)     226,424       384,162      319,396         79,540      110,966
                                                   =============  ===========  ============  ===========  =============  ===========
                                                   =============  ===========  ============  ===========  =============  ===========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   PIMCO VIT HIGH YIELD         PIMCO VIT LOW DURATION    PIONEER FUND VCT PORTFOLIO
                                                         PORTFOLIO                    PORTFOLIO
                                               -------------------------------------------------------------------------------------
                                               ----------------------------  ---------------------------  --------------------------
                                                   2004           2003          2004           2003           2004           2003
                                               -------------  -------------  ------------   ------------  -------------  -----------
Schwab Signature Annuity:                                                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                        $      456,980 $    322,818 $      71,395  $    5,263 $        3,171 $      2,141
    Net realized gain                                   220,024      453,913        54,099       3,233         55,449        1,054
    Change in net realized appreciation (depreciation)
       on investments                                    51,829      282,712        (1,852)        719        (12,058)     106,993
                                                   -------------  -----------  ------------  ----------  ------------- ------------
                                                   -------------  -----------  ------------  ----------  ------------- ------------

    Increase in net assets resulting
       from operations                                  728,833    1,059,443       123,642       9,215         46,562      110,188
                                                   -------------  -----------  ------------  ----------  ------------- ------------
                                                   -------------  -----------  ------------  ----------  ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   341,602    1,599,251     1,423,894   3,632,468         95,966       58,206
    Redemptions                                        (687,616)  (6,360,602)     (691,596)    (54,389)       (12,709)     (11,250)
    Transfers, net                                    1,428,842   11,349,209     8,574,556   3,148,131        135,920      222,671
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  -----------  ------------  ----------  ------------- ------------
                                                   -------------  -----------  ------------  ----------  ------------- ------------

    Increase in net assets resulting from
       contract transactions                          1,082,828    6,587,858     9,306,854   6,726,210        219,177      269,627
                                                   -------------  -----------  ------------  ----------  ------------- ------------
                                                   -------------  -----------  ------------  ----------  ------------- ------------

    Total increase in net assets                      1,811,661    7,647,301     9,430,496   6,735,425        265,739      379,815

NET ASSETS:
    Beginning of period                               7,938,633      291,332     6,735,425           0        624,707      244,892
                                                   -------------  -----------  ------------  ----------  ------------- ------------
                                                   -------------  -----------  ------------  ----------  ------------- ------------

    End of period                                $    9,750,294 $  7,938,633 $  16,165,921  $6,735,425 $      890,446 $    624,707
                                                   =============  ===========  ============  ==========  ============= ============
                                                   =============  ===========  ============  ==========  ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        556,659    2,565,085     1,374,111     870,877         72,987       95,593
    Units redeemed                                     (469,073)  (1,970,214)     (441,545)   (192,060)       (50,181)     (60,107)
                                                   -------------  -----------  ------------  ----------  ------------- ------------
                                                   -------------  -----------  ------------  ----------  ------------- ------------

    Net increase                                         87,586      594,871       932,566     678,817         22,806       35,486
                                                   =============  ===========  ============  ==========  ============= ============
                                                   =============  ===========  ============  ==========  ============= ============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                             (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                 PIONEER SMALL CAP VALUE II    SCHWAB MARKETTRACK GROWTH       SCHWAB MONEY MARKET
                                                        VCT PORTFOLIO                 PORTFOLIO II                  PORTFOLIO
                                                ------------------------------------------------------------------------------------
                                                ----------------------------  ---------------------------  -------------------------
                                                    2004           2003          2004           2003           2004           2003
                                                -------------  -------------  ------------   ------------  -------------  ----------
Schwab Signature Annuity:                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (14,825)$     3,265 $      45,105  $      50,311 $     91,514 $      39,900
    Net realized gain (loss)                            130,498      12,090       176,562        (92,563)
    Change in net realized appreciation
       on investments                                   453,489      15,712       552,724        921,331
                                                   -------------  ----------  ------------   ------------ ------------  ------------
                                                   -------------  ----------  ------------   ------------ ------------  ------------

    Increase in net assets resulting
       from operations                                  569,162      31,067       774,391        879,079       91,514        39,900
                                                   -------------  ----------  ------------   ------------ ------------  ------------
                                                   -------------  ----------  ------------   ------------ ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   170,675     295,329       155,865      2,560,542   72,810,080   106,263,776
    Redemptions                                        (171,957)     (2,557)     (281,884)       (62,994) (12,973,088)  (54,929,073)
    Transfers, net                                    3,559,363     389,187     1,566,202      1,118,477  (66,883,699)  (70,094,847)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   -------------  ----------  ------------   ------------ ------------  ------------
                                                   -------------  ----------  ------------   ------------ ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          3,558,081     681,959     1,440,183      3,616,025   (7,046,707)  (18,760,144)
                                                   -------------  ----------  ------------   ------------ ------------  ------------
                                                   -------------  ----------  ------------   ------------ ------------  ------------

    Total increase (decrease) in net assets           4,127,243     713,026     2,214,574      4,495,104   (6,955,193)  (18,720,244)

NET ASSETS:
    Beginning of period                                 713,026           0     6,530,367      2,035,263   50,779,552    69,499,796
                                                   -------------  ----------  ------------   ------------ ------------  ------------
                                                   -------------  ----------  ------------   ------------ ------------  ------------

    End of period                                $    4,840,269 $   713,026 $   8,744,941  $   6,530,367 $ 43,824,359 $  50,779,552
                                                   =============  ==========  ============   ============ ============  ============
                                                   =============  ==========  ============   ============ ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        416,798      71,512       239,933        519,838   10,349,375    22,186,552
    Units redeemed                                     (148,337)    (13,012)     (111,176)      (145,859) (11,034,732)  (24,005,086)
                                                   -------------  ----------  ------------   ------------ ------------  ------------
                                                   -------------  ----------  ------------   ------------ ------------  ------------

    Net increase (decrease)                             268,461      58,500       128,757        373,979     (685,357)   (1,818,534)
                                                   =============  ==========  ============   ============ ============  ============
                                                   =============  ==========  ============   ============ ============  ============


(1) The portfolio commenced operations on June 13, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                SCHWAB S&P INDEX PORTFOLIO    SCUDDER SVL CAPITAL GROWTH    SCUDDER SVS II SMALL CAP
                                                                                       PORTFOLIO                 GROWTH PORTFOLIO
                                                ----------------------------  ------------------------------------------------------
                                                ----------------------------  ---------------------------  -------------------------
                                                    2004           2003          2004           2003           2004           2003
                                                -------------  -------------  ------------   ------------  -------------  ----------
                                                -------------  -------------  ------------   ------------  -------------  ----------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      203,868 $   163,528 $      (2,754) $      (2,143)$      (13,122)$    (7,111)
    Net realized gain (loss)                          2,192,079  (1,163,130)       44,474        (22,975)        92,315     219,951
    Change in net realized appreciation
       on investments                                 1,242,617   5,557,925        53,188        159,465         70,510      66,777
                                                   ------------- -----------  ------------   ------------  -------------  ----------
                                                   ------------- -----------  ------------   ------------  -------------  ----------

    Increase in net assets resulting
       from operations                                3,638,564   4,558,323        94,908        134,347        149,703     279,617
                                                   ------------- -----------  ------------   ------------  -------------  ----------
                                                   ------------- -----------  ------------   ------------  -------------  ----------

CONTRACT TRANSACTIONS:
    Purchase payments                                 3,148,639   2,844,751        91,140         31,384        171,629     231,269
    Redemptions                                      (2,623,777) (1,832,722)      (29,945)       (75,274)       (52,934)    (96,792)
    Transfers, net                                   11,887,888  12,305,076       409,627        433,360        108,673     962,644
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- -----------  ------------   ------------  -------------  ----------
                                                   ------------- -----------  ------------   ------------  -------------  ----------

    Increase in net assets resulting from
       contract transactions                         12,412,750  13,317,105       470,822        389,470        227,368   1,097,121
                                                   ------------- -----------  ------------   ------------  -------------  ----------
                                                   ------------- -----------  ------------   ------------  -------------  ----------

    Total increase in net assets                     16,051,314  17,875,428       565,730        523,817        377,071   1,376,738

NET ASSETS:
    Beginning of period                              28,666,016  10,790,588       888,204        364,387      1,658,275     281,537
                                                   ------------- -----------  ------------   ------------  -------------  ----------
                                                   ------------- -----------  ------------   ------------  -------------  ----------

    End of period                                $   44,717,330 $28,666,016 $   1,453,934  $     888,204 $    2,035,346 $ 1,658,275
                                                   ============= ===========  ============   ============  =============  ==========
                                                   ============= ===========  ============   ============  =============  ==========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      3,108,293   2,565,358        97,750        100,222        510,326     495,446
    Units redeemed                                   (1,885,739)   (970,201)      (43,705)       (48,298)      (498,548)   (330,383)
                                                   ------------- -----------  ------------   ------------  -------------  ----------
                                                   ------------- -----------  ------------   ------------  -------------  ----------

    Net increase                                      1,222,554   1,595,157        54,045         51,924         11,778     165,063
                                                   ============= ===========  ============   ============  =============  ==========
                                                   ============= ===========  ============   ============  =============  ==========


The accompanying notes are an integral part of these financial stments.                                                  (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                  SCUDDER VIT EAFE EQUITY    SCUDDER VIT SMALL CAP INDEX   STRONG VIF MID-CAP GROWTH
                                                        INDEX FUND                       FUND                       FUND II
                                               -------------------------------------------------------------------------------------
                                               ----------------------------  ---------------------------  --------------------------
                                                   2004           2003          2004           2003           2004           2003
                                               -------------  -------------  ------------   ------------  -------------  -----------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $       84,910 $    40,142 $     (18,137) $         194 $   (12,836)$      (10,580)
    Net realized gain (loss)                            248,448     352,671       403,120        293,298     172,161        (75,397)
    Change in net realized appreciation
       on investments                                   781,122     373,320       607,703        819,414     172,955        493,024
                                                   ------------- -----------  ------------   ------------  ----------  -------------
                                                   ------------- -----------  ------------   ------------  ----------  -------------

    Increase in net assets resulting
       from operations                                1,114,480     766,133       992,686      1,112,906     332,280        407,047
                                                   ------------- -----------  ------------   ------------  ----------  -------------
                                                   ------------- -----------  ------------   ------------  ----------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   431,720     655,421       489,222        525,456      93,387        173,040
    Redemptions                                        (228,066)   (216,853)     (293,972)       (60,542)    (97,919)      (300,745)
    Transfers, net                                    3,489,332   1,069,895     1,340,522      1,982,416     483,532        587,027
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- -----------  ------------   ------------  ----------  -------------
                                                   ------------- -----------  ------------   ------------  ----------  -------------

    Increase in net assets resulting from
       contract transactions                          3,692,986   1,508,463     1,535,772      2,447,330     479,000        459,322
                                                   ------------- -----------  ------------   ------------  ----------  -------------
                                                   ------------- -----------  ------------   ------------  ----------  -------------

    Total increase in net assets                      4,807,466   2,274,596     2,528,458      3,560,236     811,280        866,369

NET ASSETS:
    Beginning of period                               3,465,508   1,190,912     5,019,159      1,458,923   1,882,635      1,016,266
                                                   ------------- -----------  ------------   ------------  ----------  -------------
                                                   ------------- -----------  ------------   ------------  ----------  -------------

    End of period                                $    8,272,974 $ 3,465,508 $   7,547,617  $   5,019,159 $ 2,693,915 $    1,882,635
                                                   ============= ===========  ============   ============  ==========  =============
                                                   ============= ===========  ============   ============  ==========  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        597,246   6,411,249       296,276        408,624     169,888        264,117
    Units redeemed                                     (235,366) (6,195,665)     (177,866)      (162,383)   (142,647)      (186,807)
                                                   ------------- -----------  ------------   ------------  ----------  -------------
                                                   ------------- -----------  ------------   ------------  ----------  -------------

    Net increase                                        361,880     215,584       118,410        246,241      27,241         77,310
                                                   ============= ===========  ============   ============  ==========  =============
                                                   ============= ===========  ============   ============  ==========  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          STRONG VIF OPPORTUNITY FUND    TOTAL SCHWAB SIGNATURE
                                                                                      II                         ANNUITY
                                                                         ----------------------------------------------------------
                                                                         ----------------------------  ----------------------------
                                                                             2004           2003           2004           2003
                                                                         -------------  -------------  -------------  -------------

Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                       $      (32,743)$      (21,212)$    2,796,437 $    1,981,486
    Net realized gain                                                         328,537        133,698      8,643,620      3,058,823
    Change in net realized appreciation
       on investments                                                         448,342        893,409     13,930,633     20,110,794
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Increase in net assets resulting
       from operations                                                        744,136      1,005,895     25,370,690     25,151,103
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                         106,257        337,354     88,318,629    134,119,685
    Redemptions                                                              (631,417)      (477,903)   (26,966,438)   (71,321,218)
    Transfers, net                                                             84,606      1,393,438       (611,996)    (5,311,783)
    Adjustments to net assets allocated to contracts
       in payout phase                                                         12,049                        51,370
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                                 (428,505)     1,252,889     60,791,565     57,486,684
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Total increase in net assets                                              315,631      2,258,784     86,162,255     82,637,787

NET ASSETS:
    Beginning of period                                                     4,534,389      2,275,605    227,337,169    144,699,382
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    End of period                                                      $    4,850,020 $    4,534,389 $  313,499,424 $  227,337,169
                                                                         =============  =============  =============  =============
                                                                         =============  =============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                              188,123        846,269     27,133,842     59,432,812
    Units redeemed                                                           (252,958)      (700,629)   (21,809,446)   (53,073,706)
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

    Net increase (decrease)                                                   (64,835)       145,640      5,324,396      6,359,106
                                                                         =============  =============  =============  =============
                                                                         =============  =============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                                At December 31                        For the year ended December 31
                                                     --------------------------------------   --------------------------------------
                                                     --------------------------------------   --------------------------------------
                                                      Units    Unit Fair Value    Net Assets  Expense Ratio        Total Return
Schwab Signature Annuity:                             (000s)   lowest to highest   (000s)     lowest to highest    lowest to highest
                                                     --------  ----------------------------   -----------------    -----------------
                                                     --------  ----------------------------   -----------------    -----------------
AIM V.I. HIGH YIELD PORTFOLIO
   2004                                                  306   $ 11.20 to $ 12.08    3,469    0.65 %  to 0.85 %    9.94 % to 10.16 %
   2003                                                  322   $ 10.17 to $ 10.99    3,291    0.65 %  to 0.85 %    9.92 % to 24.23 %
AIM V.I. TECHNOLOGY PORTFOLIO
   2004                                                  225   $  5.69 to $ 12.56    1,325    0.65 %  to 0.85 %    3.75 % to  3.96 %
   2003                                                  221   $  5.48 to $ 12.11    1,232    0.65 %  to 0.85 %    21.05% to 44.12 %
ALGER AMERICAN BALANCED PORTFOLIO
   2004                                                  416   $ 10.39 to $ 10.96    4,339    0.65 %  to 0.85 %    3.68 % to  3.89 %
   2003                                                  431   $  9.98 to $ 10.57    4,313    0.65 %  to 0.85 %    5.72 % to 18.26 %
ALGER AMERICAN GROWTH PORTFOLIO
   2004                                                  528   $  8.32 to $ 11.94    4,699    0.65 %  to 0.85 %    4.61 % to  4.81 %
   2003                                                  498   $  7.94 to $ 11.42    4,084    0.65 %  to 0.85 %    14.18% to 34.29 %
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   2004                                                  202   $ 13.45 to $ 13.49    2,717    0.65 %  to 0.85 %    12.09% to 12.31 %
   2003                                                  157   $ 12.00 to $ 12.01    1,887    0.65 %  to 0.85 %    20.02% to 20.15 %
ALLIANCE BERNSTEIN VP GROWTH & INCOME PORTFOLIO
   2004                                                1,129   $ 10.58 to $ 12.38   12,700    0.65 %  to 0.85 %    10.52% to 10.74 %
   2003                                                  547   $ 12.17 to $ 15.59    8,290    0.65 %  to 0.85 %    21.75% to 38.40 %
ALLIANCE BERNSTEIN VP GROWTH PORTFOLIO
   2004                                                  258   $  9.36 to $ 13.03    2,534    0.65 %  to 0.85 %    13.76% to 13.99 %
   2003                                                   53   $ 10.79 to $ 12.72      675    0.65 %  to 0.85 %    7.92 % to 19.11 %
ALLIANCE BERNSTEIN VP REAL ESTATE INVESTMENT PORTFOLIO
   2004                                                  664   $ 16.37 to $ 21.01   13,727    0.65 %  to 0.85 %    34.48% to 34.75 %
   2003                                                  836   $  9.56 to $ 11.20    8,115    0.65 %  to 0.85 %    12.02% to 31.65 %
ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO
   2004                                                  167   $ 13.30 to $ 15.71    2,557    0.65 %  to 0.85 %    23.28% to 23.52 %
   2003                                                  123   $  8.21 to $ 11.45    1,029    0.65 %  to 0.85 %    14.54% to 34.19 %
AMERICAN CENTURY VP BALANCED PORTFOLIO
   2004                                                  154   $ 11.68 to $ 11.72    1,806    0.65 %  to 0.85 %    8.85 % to  9.07 %
   2003                                                   40   $ 10.73 to $ 10.75      434    0.65 %  to 0.85 %    7.33 % to  7.46 %
AMERICAN CENTURY VP INCOME & GROWTH IV PORTFOLIO
   2004                                                  534   $ 10.80 to $ 12.74    6,062    0.65 %  to 0.85 %    12.04% to 12.26 %
   2003                                                  283   $  9.62 to $ 11.37    2,789    0.65 %  to 0.85 %    13.73% to 28.52 %
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
   2004                                                  525   $  9.23 to $ 13.21    5,123    0.65 %  to 0.85 %    13.95% to 14.18 %
   2003                                                  404   $  8.09 to $ 11.59    3,354    0.65 %  to 0.85 %    15.94% to 23.71 %
AMERICAN CENTURY VP VALUE PORTFOLIO
   2004                                                  301   $ 13.04 to $ 13.08    3,936    0.65 %  to 0.85 %    13.37% to 13.59 %
   2003                                                  126   $ 11.50 to $ 11.52    1,452    0.65 %  to 0.85 %    15.04% to 15.17 %

                                                                                                                         (Continued)
BARON CAPITAL ASSET FUND
   2004                                                  404   $ 14.55 to $ 14.59    5,886    0.65 %  to 0.85 %    24.58% to 24.83 %
   2003                                                   64   $ 11.68 to $ 11.69      752    0.65 %  to 0.85 %    16.78% to 16.91 %
DELAWARE VIP SMALL CAP VALUE SERIES  PORTFOLIO
   2004                                                1,003   $ 14.58 to $ 17.08   16,697    0.65 %  to 0.85 %    20.45% to 20.70 %
   2003                                                  800   $ 12.11 to $ 14.15   11,153    0.65 %  to 0.85 %    21.07% to 41.07 %
DREYFUS MIDCAP STOCK PORTFOLIO
   2004                                                   84   $ 13.20 to $ 13.24    1,108    0.65 %  to 0.85 %    13.50% to 13.75 %
   2003                                                   30   $ 11.63 to $ 11.64      346    0.65 %  to 0.85 %    16.32% to 16.44 %
DREYFUS VIF APPRECIATION PORTFOLIO
   2004                                                    2   $ 10.25 to $ 10.26       16    0.65 %  to 0.85 %    2.49 % to  2.62 %
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
   2004                                                  217   $ 11.34 to $ 13.05    2,492    0.65 %  to 0.85 %    10.40% to 10.62 %
   2003                                                  143   $  8.69 to $ 11.20    1,252    0.65 %  to 0.85 %    12.02% to 25.76 %
DREYFUS VIF GROWTH & INCOME PORTFOLIO
   2004                                                  154   $  9.28 to $ 11.94    1,462    0.65 %  to 0.85 %    6.56 % to  6.77 %
   2003                                                  225   $ 10.26 to $ 11.83    2,323    0.65 %  to 0.85 %    18.25% to 30.84 %
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   2004                                                1,486   $ 10.20 to $ 11.19   16,417    0.65 %  to 0.85 %    2.73 % to  2.94 %
   2003                                                1,448   $  9.93 to $ 10.87   15,679    0.65 %  to 0.85 %    (0.72% to  1.70 %
FEDERATED INTERNATIONAL EQUITY FUND II
   2004                                                  265   $  8.95 to $ 13.52    2,556    0.65 %  to 0.85 %    13.10% to 13.28 %
   2003                                                  149   $  7.91 to $ 11.95    1,222    0.65 %  to 0.85 %    19.55% to 31.12 %
DREYFUS GVIT MID CAP INDEX FUND II
   2004                                                  279   $ 13.62 to $ 13.66    3,806    0.65 %  to 0.85 %    14.54% to 14.75 %
   2003                                                   96   $ 11.89 to $ 11.90    1,138    0.65 %  to 0.85 %    18.88% to 19.00 %
JANUS ASPEN SERIES BALANCED PORTFOLIO
   2004                                                  127   $ 11.31 to $ 11.34    1,434    0.65 %  to 0.85 %    7.61 % to  7.82 %
   2003                                                   31   $ 10.51 to $ 10.52      327    0.65 %  to 0.85 %    5.10 % to  5.21 %
JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO
   2004                                                1,361   $ 10.16 to $ 12.48   16,581    0.65 %  to 0.85 %    3.09 % to  3.29 %
   2003                                                1,335   $  9.86 to $ 12.08   15,960    0.65 %  to 0.85 %    (1.40% to  5.70 %
JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO
   2004                                                  355   $  7.71 to $ 12.40    2,992    0.65 %  to 0.85 %    10.99% to 11.22 %
   2003                                                  134   $  6.93 to $ 11.17    1,002    0.65 %  to 0.85 %    11.71% to 25.51 %
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
   2004                                                  233   $  8.02 to $ 11.88    1,973    0.65 %  to 0.85 %    3.89 % to  4.10 %
   2003                                                  333   $  7.71 to $ 11.43    2,677    0.65 %  to 0.85 %    14.34% to 23.19 %
JP MORGAN SMALL COMPANY PORTFOLIO
   2004                                                  225   $ 12.99 to $ 15.44    2,951    0.65 %  to 0.85 %    26.10% to 26.35 %
   2003                                                  396   $ 10.28 to $ 12.24    4,078    0.65 %  to 0.85 %    22.44% to 35.10 %

                                                                                                                         (Continued)
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   2004                                                1,055   $ 12.31 to $ 14.87   13,432    0.65 %  to 0.85 %    18.16% to 18.39 %
   2003                                                  671   $ 10.41 to $ 12.58    7,073    0.65 %  to 0.85 %    25.82% to 42.10 %
PBHG INSURANCE SERIES LARGE CAP GROWTH PORTFOLIO
   2004                                                  332   $  8.35 to $ 12.24    2,914    0.65 %  to 0.85 %    8.03 % to  8.24 %
   2003                                                  252   $  7.72 to $ 11.33    1,977    0.65 %  to 0.85 %    13.28% to 30.34 %
PIMCO VIT HIGH YIELD PORTFOLIO
   2004                                                  709   $ 11.52 to $ 14.42    9,750    0.65 %  to 0.85 %    8.62 % to  8.83 %
   2003                                                  622   $ 10.61 to $ 13.25    7,939    0.65 %  to 0.85 %    6.08 % to 22.14 %
PIMCO VIT LOW DURATION PORTFOLIO
   2004                                                1,611   $ 10.01 to $ 10.04   16,166    0.65 %  to 0.85 %    0.99 % to  1.19 %
   2003                                                  679   $  9.91 to $  9.93    6,735    0.65 %  to  0.85%    (0.86% to (0.75)%
PIONEER FUND VCT PORTFOLIO
   2004                                                   94   $  9.21 to $ 11.81      890    0.65 %  to 0.85 %    6.78 % to  7.00 %
   2003                                                   71   $  8.61 to $ 11.06      625    0.65 %  to  0.85%    10.55% to 23.97 %
PIONEER SMALL CAP VALUE II VCT PORTFOLIO
   2004                                                  327   $ 14.77 to $ 14.82    4,840    0.65 %  to 0.85 %    21.27% to 21.52 %
   2003                                                   59   $ 12.18 to $ 12.19      713    0.65 %  to  0.85%    21.78% to 21.92 %
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
   2004                                                  759   $ 11.10 to $ 12.53    8,745    0.65 %  to 0.85 %    10.63% to 10.85 %
   2003                                                  630   $ 10.02 to $ 11.32    6,530    0.65 %  to  0.85%    13.21% to 26.15 %
SCHWAB MONEY MARKET PORTFOLIO
   2004                                                4,300   $  9.99 to $ 10.25   43,824    0.65 %  to 0.85 %    0.05 % to  0.25 %
   2003                                                4,985   $  9.99 to $ 10.23   50,780    0.65 %  to  0.85%    (0.12% to  0.09 %
SCHWAB S&P INDEX PORTFOLIO
   2004                                                4,336   $  9.93 to $ 12.37   44,717    0.65 %  to 0.85 %    9.60 % to  9.81 %
   2003                                                3,113   $  9.05 to $ 11.28   28,666    0.65 %  to  0.85%    12.83% to 27.39 %
SCUDDER SVL CAPITAL GROWTH PORTFOLIO
   2004                                                  165   $  8.31 to $  8.24    1,454    0.65 %  to 0.85 %    7.07 % to  7.29 %
   2003                                                  111   $  7.75 to $ 11.12      888    0.65 %  to  0.85%    11.19% to 26.07 %
SCUDDER SVS II SMALL CAP GROWTH PORTFOLIO
   2004                                                  227   $  8.24 to $ 12.55    2,035    0.65 %  to 0.85 %    10.08% to 10.31 %
   2003                                                  215   $  7.47 to $ 11.40    1,658    0.65 %  to  0.85%    14.01% to 32.09 %
SCUDDER VIT EAFE EQUITY INDEX FUND
   2004                                                  764   $ 10.01 to $ 14.19    8,273    0.65 %  to 0.85 %    18.06% to 18.29 %
   2003                                                  402   $  8.47 to $ 12.02    3,466    0.65 %  to  0.85%    20.17% to 32.49 %
SCUDDER VIT SMALL CAP INDEX FUND
   2004                                                  548   $ 13.55 to $ 14.47    7,548    0.65 %  to 0.85 %    16.76% to 17.00 %
   2003                                                  429   $ 11.59 to $ 12.39    5,019    0.65 %  to  0.85%    23.94% to 45.48 %

                                                                                                                         (Continued)
STRONG VIF MID-CAP GROWTH FUND II
   2004                                                  309   $  7.85 to $ 12.92    2,694    0.65 %  to 0.85 %    18.15% to 18.39 %
   2003                                                  281   $  6.64 to $ 10.93    1,883    0.65 %  to  0.85%    9.33 % to 33.35 %
STRONG VIF OPPORTUNITY FUND II
   2004                                                  410   $ 11.03 to $ 13.63    4,850    0.65 %  to 0.85 %    17.21% to 17.45 %
   2003                                                  475   $  9.39 to $ 11.63    4,534    0.65 %  to  0.85%    16.25% to 36.12 %

                                                                                                                         (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                        AIM V.I. HIGH YIELD              AIM V.I. TECHNOLOGY             ALGER AMERICAN BALANCED
                                            PORTFOLIO                        PORTFOLIO                          PORTFOLIO
                                     ----------------------------  -------------------------------   -------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets           0.65             0.70             0.65            0.70             0.65              0.70

               2002
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 8.20           $ 8.19           $ 3.81          $ 3.79           $ 8.45            $ 8.45
 Number of Units Outstanding            155,933           61,147           50,271          17,597           53,444           169,538
 Net Assets (000's)                     $ 1,279            $ 501            $ 191            $ 67            $ 452           $ 1,432
 Total Return                           (18.00%)         (18.10%)         (61.90%)        (62.10%)         (15.50%)         (15.50%)

               2001
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 8.34           $ 8.36           $ 7.19          $ 7.19           $ 9.70            $ 9.70
 Number of Units Outstanding             60,110           35,883           35,530           8,092           10,478            44,719
 Net Assets (000's)                       $ 501            $ 300            $ 256            $ 58            $ 102             $ 434
 Total Return                           (16.60%)         (16.40%)         (28.10%)        (28.10%)          (3.00%)          (3.00%)


                                       ALGER AMERICAN GROWTH         ALLIANCE BERNSTEIN VP GROWTH &    ALLIANCE BERNSTEIN VP GROWTH
                                            PORTFOLIO                      INCOME PORTFOLIO                     PORTFOLIO
                                     ----------------------------  -----------------------------------------------------------------


Expenses as a % of net assets         0.65             0.70             0.65            0.70             0.65              0.70

               2002
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 5.92           $ 5.92           $ 7.27          $ 7.26           $ 6.13            $ 6.12
 Number of Units Outstanding            147,192          137,994          240,038         215,640            8,011            33,931
 Net Assets (000's)                       $ 872            $ 816          $ 1,745         $ 1,567             $ 49             $ 208
 Total Return                           (40.80%)         (40.80%)         (27.30%)        (27.40%)         (38.70%)         (38.80%)

               2001
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 8.90           $ 8.89           $ 9.39          $ 9.38           $ 8.58            $ 8.58
 Number of Units Outstanding            110,022           53,244           98,944          74,454            3,673            11,322
 Net Assets (000's)                       $ 979            $ 474            $ 929           $ 699             $ 32              $ 97
 Total Return                           (11.00%)         (11.10%)          (6.10%)         (6.20%)         (14.20%)         (14.20%)

                                                                                                                         (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                     ALLIANCE BERNSTEIN VP REAL       ALLIANCE BERNSTEIN VP UTILITY    AMERICAN CENTURY VP INCOME &
                                    ESTATE INVESTMENT PORTFOLIO             INCOME PORTFOLIO               GROWTH IV PORTFOLIO
                                    ------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets         0.65             0.70             0.65             0.70             0.65             0.70

               2002
-----------------------------------
-----------------------------------
 Ending Unit Value                      $ 11.27          $ 11.26          $ 10.68          $ 10.68           $ 7.50          $ 7.49
 Number of Units Outstanding            218,785          111,891              360            5,853           35,723          46,045
 Net Assets (000's)                     $ 2,465          $ 1,260              $ 4             $ 62            $ 268           $ 345
 Total Return                            12.70%           12.60%            6.80%            6.80%          (25.00%)        (25.10%)

               2001
-----------------------------------
-----------------------------------
 Ending Unit Value                      $ 11.05          $ 11.05                                             $ 9.36          $ 9.36
 Number of Units Outstanding             48,102           16,327                                              3,158           5,696
 Net Assets (000's)                       $ 532            $ 180                                               $ 30            $ 53
 Total Return                            10.50%           10.50%                                             (6.40%)         (6.40%)


                                        AMERICAN CENTURY VP          DELAWARE VIPM SMALL CAP             DREYFUS VIF DEVELOPING
                                      INTERNATIONAL PORTFOLIO             VALUE SERIES                      LEADERS PORTFOLIO
                                    ------------------------------------------------------------------------------------------------


Expenses as a % of net assets         0.65             0.70             0.65             0.70             0.65             0.70

               2002
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 6.55           $ 6.54          $ 10.03          $ 10.02           $ 7.87          $ 7.85
 Number of Units Outstanding            111,688           84,012          173,852          247,190           99,056          91,862
 Net Assets (000's)                       $ 731            $ 549          $ 1,744          $ 2,478            $ 779           $ 721
 Total Return                           (34.50%)         (34.60%)           0.30%            0.20%          (21.30%)        (21.50%)

               2001
-----------------------------------
-----------------------------------
 Ending Unit Value                       $ 8.27           $ 8.27          $ 10.71          $ 10.70           $ 9.79           $ 9.77
 Number of Units Outstanding             76,030           27,288           58,778           28,758           46,287           33,176
 Net Assets (000's)                       $ 629            $ 226            $ 629            $ 308            $ 453            $ 324
 Total Return                           (17.30%)         (17.30%)           7.10%            7.00%           (2.10%)         (2.30%)

                                                                                                                         (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                         DREYFUS VIF GROWTH & INCOME      FEDERATED INTERNATIONAL EQUITY     FEDERATED FUND FOR U.S.
                                                 PORTFOLIO                           FUND II                GOVERNMENT SECURITIES II
                                     -----------------------------------------------------------------------------------------------

Schwab Signature Annuity:
Expenses as a % of net assets          0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                     $ 6.92           $ 6.92           $ 6.03           $ 6.03           $ 10.69          $ 10.68
 Number of Units Outstanding           49,093           52,219           14,363           30,044           396,638          876,353
 Net Assets (000's)                     $ 340            $ 361             $ 87            $ 181           $ 4,239          $ 9,361
 Total Return                         (30.80%)         (30.80%)         (39.70%)         (39.70%)            6.90%            6.80%

              2001
----------------------------------
----------------------------------
 Ending Unit Value                     $ 9.33           $ 9.33           $ 7.86           $ 7.86
 Number of Units Outstanding           10,283           19,175                2            1,778
 Net Assets (000's)                      $ 96            $ 179              $ -             $ 14
 Total Return                          (6.70%)          (6.70%)         (21.40%)         (21.40%)

                                      JANUS ASPEN SERIES FLEXIBLE       JANUS ASPEN SERIES WORLDWIDE       JP MORGAN SMALL COMPANY
                                           INCOME PORTFOLIO                  GROWTH PORTFOLIO                     PORTFOLIO
                                     -------------------------------------------------------------------------------------------

Expenses as a % of net assets           0.65             0.70             0.65             0.70              0.65          0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                      $ 11.43          $ 11.42           $ 6.27           $ 6.26            $ 7.62        $ 7.62
 Number of Units Outstanding            466,619          645,422          120,211          151,128            75,297        93,967
 Net Assets (000's)                     $ 5,331          $ 7,369            $ 753            $ 946             $ 574         $ 716
 Total Return                            14.30%           14.20%          (37.30%)         (37.40%)          (23.80%)      (23.80%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                      $ 10.41          $ 10.41           $ 8.47           $ 8.46            $ 9.79        $ 9.79
 Number of Units Outstanding            229,005          276,547           99,987           60,207            73,404        64,994
 Net Assets (000's)                     $ 2,384          $ 2,878            $ 846            $ 510             $ 719         $ 636
 Total Return                             4.10%            4.10%          (15.30%)         (15.40%)           (2.10%)       (2.10%)

                                                                                                                         (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                        OPPENHEIMER GLOBAL SECURITIES    PBHG INSURANCE SERIES LARGE CAP        PIMCO VIT HIGH YIELD
                                                  FUND/VA                       GROWTH PORTFOLIO                     PORTFOLIO
                                     -----------------------------------------------------------------------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets             0.65             0.70             0.65             0.70           0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                        $ 7.33           $ 7.33           $ 5.93           $ 5.93        $ 10.85          $ 10.85
 Number of Units Outstanding             101,358          250,415           41,765           99,735         18,423            8,425
 Net Assets (000's)                        $ 743          $ 1,835            $ 248            $ 591          $ 200             $ 91
 Total Return                            (26.70%)         (26.70%)         (40.70%)         (40.70%)         8.50%            8.50%

              2001
----------------------------------
----------------------------------
 Ending Unit Value                        $ 9.48           $ 9.48           $ 8.45           $ 8.45
 Number of Units Outstanding              28,571           31,709           29,271           21,508
 Net Assets (000's)                        $ 271            $ 300            $ 247            $ 182
 Total Return                             (5.20%)          (5.20%)         (15.50%)         (15.50%)

                                    PIONEER FUND VCT PORTFOLIO          SCHWAB MARKETTRACK GROWTH      SCHWAB MONEY MARKET PORTFOLIO
                                                                              PORTFOLIO II
                                   ----------------------------   ------------------------------------------------------------------

Expenses as a % of net assets          0.65             0.70             0.65             0.70              0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                      $ 6.95           $ 6.95           $ 7.95           $ 7.95           $ 10.22          $ 10.21
 Number of Units Outstanding             4,202           31,022           89,844          166,245         3,373,801        3,429,753
 Net Assets (000's)                       $ 29            $ 216            $ 714          $ 1,321          $ 34,478         $ 35,022
 Total Return                          (30.50%)         (30.50%)         (20.50%)         (20.50%)            2.20%            2.10%

              2001
----------------------------------
----------------------------------
 Ending Unit Value                      $ 9.45           $ 9.45           $ 9.47           $ 9.46           $ 10.15          $ 10.15
 Number of Units Outstanding               429            7,912           64,405           36,799         1,500,043          776,903
 Net Assets (000's)                        $ 4             $ 75            $ 610            $ 348          $ 15,228          $ 7,884
 Total Return                           (5.50%)          (5.50%)          (5.30%)          (5.40%)            1.50%            1.50%

                                                                                                                         (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                       SCHWAB S&P INDEX PORTFOLIO         SCUDDER SVL CAPITAL GROWTH        SCUDDER SVS II SMALL CAP
                                                                                  PORTFOLIO                    GROWTH PORTFOLIO
                                     --------------------------------   ------------------------------------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets             0.65             0.70           0.65             0.70          0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                           $ 7.11           $ 7.10         $ 6.15           $ 6.15        $ 5.67           $ 5.66
 Number of Units Outstanding                769,309          748,969         28,641           30,590        16,037           33,680
 Net Assets (000's)                         $ 5,470          $ 5,321          $ 176            $ 188          $ 91            $ 191
 Total Return                               (28.90%)         (29.00%)       (38.50%)         (38.50%)      (43.30%)         (43.40%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                           $ 9.23           $ 9.22         $ 8.75           $ 8.74        $ 8.57           $ 8.57
 Number of Units Outstanding                428,098          187,288         13,756            7,975        12,369            6,754
 Net Assets (000's)                         $ 3,950          $ 1,727          $ 120             $ 70         $ 106             $ 58
 Total Return                                (7.70%)          (7.80%)       (12.50%)         (12.60%)      (14.30%)         (14.30%)


                                      SCUDDER VIT EAFE EQUITY INDEX       SCUDDER VIT SMALL CAP INDEX     STRONG VIF MID-CAP GROWTH
                                                  FUND                               FUND                          FUND II
                                     --------------------------------   ----------------------------- -----------------------------

Expenses as a % of net assets             0.65             0.70           0.65             0.70           0.65           0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                           $ 6.40           $ 6.39         $ 7.98           $ 7.97         $ 4.98         $ 4.98
 Number of Units Outstanding                147,774           38,390         82,187          100,826         77,343        126,654
 Net Assets (000's)                           $ 946            $ 245          $ 655            $ 804          $ 386          $ 630
 Total Return                               (36.00%)         (36.10%)       (20.20%)         (20.30%)       (50.20%)       (50.20%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                           $ 8.21           $ 8.21        $ 10.11          $ 10.11         $ 8.03         $ 8.03
 Number of Units Outstanding                 24,035           19,182         36,498           41,813         27,603         58,974
 Net Assets (000's)                           $ 197            $ 157          $ 369            $ 423          $ 222          $ 474
 Total Return                               (17.90%)         (17.90%)         1.10%            1.10%        (19.70%)       (19.70%)

                                                                                                                        (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                                                                    STRONG VIF OPPORTUNITY FUND II
                                                                                                    -------------------------------
                                                                                                    -------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets                                                                           0.65             0.70

              2002
----------------------------------
----------------------------------
 Ending Unit Value                                                                                         $ 6.91           $ 6.90
 Number of Units Outstanding                                                                              167,207          162,242
 Net Assets (000's)                                                                                       $ 1,156          $ 1,120
 Total Return                                                                                             (30.90%)         (31.00%)

              2001
----------------------------------
----------------------------------
 Ending Unit Value                                                                                         $ 9.50           $ 9.50
 Number of Units Outstanding                                                                              113,694           53,594
 Net Assets (000's)                                                                                       $ 1,081            $ 509
 Total Return                                                                                              (5.00%)          (5.00%)


                                                                                                                        (Concluded)



                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


               The consolidated financial statements of GWL&A as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, are in corporated by reference to GWL&A's Form 10-K filed on March 31, 2005 (File No. 333-0113). The financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2004 and 2003 are included in Part B of the Registration Statement.


        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant's initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

               (2) Not applicable.

               (3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

               (4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

               (4)(b)Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-4, filed March 3, 2004 (File No. 33-52956).


               (5) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956). Form of revised application is filed herewith as Exhibit 24(b)(5).


               (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4 filed on October 30, 1996 (File No. 811-07549).

               (7) Not applicable.


               (8) Participation agreements and amendments thereto with underlying funds are incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 28, 1997 (File No. 333-01153); Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); and
               Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendments to participation agreements with Oppenheimer, AllianceBernstein, Scudder, VanKampen, and PIMCO are filed herewith as Exhibit 24(b)(8)(b).


                                      B-1

               (9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, (File No. 333-52956).


               (10) (a) Written Consent of legal counsel is filed herewith as
               Exhibit 24(b)(10)(a).

(b) Written Consent of independent registered public accounting firm is filed herewith as Exhibit 24(b)(10)(b).


               (11) Not Applicable.

               (12) Not Applicable.


Item 25.       Directors and Officers of the Depositor


Name            Principal Business Address with Depositor  Positions and Offices

James Balog              2205 North Southwinds               Director
                         Boulevard, Apt. 307
                         Vero Beach, Florida  32963

James W. Burns, O.C.            (7)                          Director

Orest T. Dackow                 (3)                          Director

Andre Desmarais                 (4)                          Director

Paul Desmarais, Jr.             (4)                          Director

Robert Gratton                  (5)                          Chairman

Kevin P. Kavanagh, C.M.         (1)                          Director

William Mackness         696 Whitehaven Crescent             Director
                         London, Ontario N6G 4V4

William T. McCallum             (3)                          Director,
                                                             President and
                                                             Chief Executive
                                                             Officer

Jerry E.A. Nickerson    H.B. Nickerson & Sons Limited        Director
                        P.O. Box 130
                        255 Commercial Street
                        North Sydney, Nova Scotia B2A 3M2

David A. Nield           330 University Ave. .               Director
                         Toronto, Ontario M5G 1R8

Michel Plessis-Belair, F.C.A.          (4)                   Director

Brian E. Walsh           QVan Capital, LLC                   Director
                         1 Dock Street, 4th Floor
                         Stamford, Connecticut 06902

S. Mark Corbett                        (3)              Senior Vice-President,
                                                          Investments

Glen R. Derback                        (3)              Senior Vice President
                                                          and Controller

John R. Gabbert                        (6)              Senior Vice President,
                                                          Great-West Healthcare,
                                                          Chief Information
                                                          Officer

Name           Principal Business Address with Depositor  Positions and Offices
----           -----------------------------------------
Donna A. Goldin                 (2)                       Senior Vice-President,
                                                          Great-West Healthcare
                                                          Operations

Mitchell T.G. Graye             (3)                       Executive Vice-
                                                          President, Chief
                                                          Financial Officer

Wayne Hoffmann                  (3)                       Senior Vice-President,
                                                          Investments

D. Craig Lennox                 (6)                       Senior Vice-President,
                                                          General Counsel and
                                                          Secretary

James L. McCallen               (3)                       Senior Vice President
                                                          and Actuary

Graham R. McDonald              (3)                       Senior Vice President,
                                                          Corporate
                                                          Administration

Charles P. Nelson               (3)                       Senior Vice-President,
                                                          Retirement Services

Deborah L. Origer               (2)                       Senior Vice-President,
                                                          Great-West Healthcare
                                                          Management

Marty Rosenbaum                 (2)                       Senior Vice-President,
                                                          Great-West Healthcare
                                                          Finance

Richard F. Rivers               (2)                       Executive Vice-
                                                          President,
                                                          Great-West Healthcare

Gregory E. Seller        18111 Von Karman Ave.            Senior Vice President,
                     Ste. 560 Irvine, CA  92715           Government Markets

Robert K. Shaw                  (3)                       Senior Vice-President,
                                                          Individual Markets

Mark L. Stadler                 (2)                       Senior Vice President,
                                                          Great-West Healthcare,
                                                          Sales, US Markets

Name           Principal Business Address with Depositor  Positions and Offices
----           -----------------------------------------
Douglas J. Stefanson                   (2)                Senior Vice President,
                                                          Healthcare
                                                          Underwriting

George D. Webb                         (3)                Senior Vice-President,
                                                          Retirement Services,
                                                          P/NP Operations

Douglas L. Wooden                      (3)                Executive Vice-
                                                          President, Financial
                                                          Services


(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.

(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.

(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.


Item 26.           Persons controlled by or under common control with the Depositor or Registrant
                   ------------------------------------------------------------------------------
(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company

       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           66.4%  - Power Financial Corporation (Canada) - Holding Company
                74.9%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company

                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                         100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                         100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                  100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and
                                            Health Insurance Company
                                  100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                  100.0%  - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance
                                            Company
                                            100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                  100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency

                                            100.0%  - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                                            100.0%  - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency

                                  100.0%  - Canada Life Insurance Company of America (Michigan) - Life and Health
                                            Insurance Company
                                            100.0%  - Canada Life of America Financial Services, Inc. (Georgia) - Securities
                                            Broker/Dealer
                                  100.0%  - Canada Life Insurance Company of New York (New York) - Life and Health
                                            Insurance Company
                                  100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party
                                            Administrator

                                            100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                            100.0%  - NPC Administrative Services Corporation (Delaware) - Third Party
                                                      Administrator
                                            100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts)

                                                      - Insurance Agency


                                  100.0%  - EMJAY Corporation (Wisconsin) - Third Party Administrator
                                            100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) - Third Party Administrator

                                  100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                            100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                                      100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care
                                                                Services Organization
                                                      100.0%  - Great-West Healthcare of California, Inc. (California) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Georgia, Inc.(Georgia) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Indiana, Inc.(Indiana) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                                                Health Insuring Corporation
                                                      100.0%  - Great-West Healthcare of Oregon, Inc. (Oregon) -
                                                                Health Care Service Contractors
                                                      100.0%  - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Washington, Inc. (Washington) -
                                                                Health Care Service Contractors
                                                      100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                            100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party
                                                      Administrator
                                            100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                                      50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                            100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company

                                             90.3%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                            100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser

                                                      100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                                      100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer

                                            100.0%  - Orchard Trust Company, LLC (Colorado) - Trust Company
                                             31.2%  - BFM Holdings, LLC (Delaware) - Holding Company




Item 27.       Number of Contract Owners


        The number of owners of non-qualified Contracts offered by means of the prospectus contained herein as of March 31, 2005 is 2,747. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. The number of owners of these other contracts as of January 1, 2005, is 1,988.


Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3) "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                         (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

   Section 7-109-106.  Determination and Authorization of Indemnification of
                       Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required by under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b) By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

   Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries,
                       and Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.   Principal Underwriter

(a) GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc). ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account, Variable Annuity Account A of Great-West Life & Annuity, and COLI VUL-2 Series Account in addition to those of the Registrant.

(b)        Directors and Officers of GWFS:

NAME                                ADDRESS             TITLE
--------------------------------------------------------------------------------
Charles P. Nelson                     (1)              Chairman and President

Robert K. Shaw                        (1)              Director

Graham R. McDonald                    (1)              Director

Gregg E. Seller              18101 Von Karman Ave.     Director and Senior
                                   Suite 1460          Vice President
                                Irvine, CA 92715

Jason R. Cavalier                     (1)              Vice President

Thomas M. Connolly            300 Broadacres Drive     Vice President
                              Bloomfield, NJ 07003

William S. Harmon                     (1)              Vice President

Kent A. Morris              500 North Central, Suite   Vice President
                                      220
                               Glendale, CA 91203

Michael P. Sole             One North LaSalle, Suite   Vice President
                                      3200
                               Chicago, IL 60602

Glen R. Derback                       (1)              Treasurer

Beverly A. Byrne                      (1)              Secretary and Chief
                                                       Compliance Officer

Teresa L. Buckley                     (1)              Compliance Officer

Mary C. Maiers                        (1)              Investments Compliance
                                                       Officer

--------------------------------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                  Net
          Name of Underwriting        Compensation
Principal    Discounts and                 on           Brokerage
Underwriter   Commissions             Redemption      Commissions   Compensation
-----------   -------------           ------------     -----------  ------------
Schwab                -0-                -0-                -0-         -0-
GWFS                  -0-                -0-                -0-         -0-

Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111 and through AnnuityNet, Inc., 108-G South Street, Leesburg, Virginia 20175.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings and Representations

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                       C-7
                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 29th day of April, 2005.



                                          VARIABLE ANNUITY-1 SERIES ACCOUNT
                                          (Registrant)


                                          By:    /s/ William T. McCallum
                                                 ______________________________
                                                 William T. McCallum, President
                                                 and Chief Executive Officer of
                                                 Great-West Life & Annuity
                                                 Insurance Company


                                          GREAT-WEST LIFE & ANNUITY
                                          INSURANCE COMPANY
                                          (Depositor)


                                          By:    /s/ William T. McCallum
                                                 _____________________________
                                                 William T. McCallum, President
                                                 and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date



/s/ Robert Gratton           *                            April 29 , 2005
Director and Chairman of the Board,
Robert Gratton


/s/ William T. McCallum     *                             April 29 , 2005
Director, President and Chief Executive
Officer, William T. McCallum


/s/ Mitchell T. G. Graye                                  April 29 , 2005
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye

Signature and Title                                              Date




/s/ James Balon            *                            April  29, 2005
Director, James Balog


/s/ James W. Burns         *                            April  29, 2005
Director, James W. Burns


/s/ Orest T. Dackow        *                            April 29 , 2005
Director, Orest T. Dackow


_____________________________                           April __, 2005
Director, Andre Desmarais


/s/ Paul Desmarais, Jr.      *                          April 29, 2005
Director, Paul Desmarais, Jr.


/s/ Kevin P. Kavanaugh       *                          April 29, 2005
Director, Kevin P. Kavanagh


/s/ William Mackness         *                          April 29, 2005
Director, William Mackness


/s/ Jerry E. A. Nickerson    *                          April 29, 2005
Director, Jerry E. A. Nickerson


/s/ David A. Nield           *                          April 29, 2005
Director, David A. Nield


/s/ Michel Plessis-Belair    *                          April 29, 2005
Director, Michel Plessis-Belair


/s/ Brian E. Walsh           *                          April 29, 2005
Director, Brian E. Walsh



*By:    /s/ Glen Derback                                April 29, 2005
        Glen Derback


Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 12, 2002 (File No. 333-01153).

                                 EXHIBITS TABLE

Exhibit 24(b)(5)--Form of revised application

Exhibit 24(b)(8)-- Form of amendments to participation agreements with Oppenheimer, AllianceBernstein, Scudder, VanKampen, and PIMCO.

Exhibit 24(b)(10)(a)--Consent of JordenBurt, LLP

Exhibit 24(b)(10)(b)--Consent of Deloitte & Touche

Exhibit 24(b)(5)--Form of revised application

Exhibit 24(b)(8)-- Form of amendments to participation agreements with Oppenheimer, AllianceBernstein, Delaware, Scudder, VanKampen, and PIMCO.

Exhibit 24(b)(10)(a)--Consent of JordenBurt, LLP

Exhibit 24(b)(10)(b)--Consent of Deloitte & Touche